UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2006

STRATEGIC PARTNERS

MUTUAL FUNDS, INC.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Supplement dated June 16, 2006 to the Prospectus and Statement of Additional Information (SAI) dated February 27, 2006

The following sets out changes to the Prospectus and SAI of Strategic Partners Mutual Funds, Inc. (“Company”), described below.

I. Strategic Partners High Yield Bond Fund

Effective on or about June 16, 2006, Pacific Investment Management Company LLC (“PIMCO”) is the sole Sub-Advisor to the Strategic Partners High Yield Bond Fund. Previously, PIMCO had been co-Sub-Advisor to the Fund with Goldman Sachs Asset Management, L.P. (“GSAM”). All text referring to “Sub-Advisor”, beyond historical data, is hereby considered to refer to PIMCO alone.

A. Changes to Prospectus

1. The following sentence is added to the end of the first paragraph in the section of the Prospectus titled “STRATEGIC PARTNERS HIGH YIELD BOND FUND—Principal Investment Policies and Risks” on page 72:

The Fund may also invest in other debt securities such as structured notes, hybrid instruments (up to 5% of assets), delayed funding loans and revolving credit facilities, event-linked bonds and inflation-indexed bonds.

B. Changes to SAI

1. The following replaces the first and second paragraphs of the section in the SAI titled “STRATEGIC PARTNERS HIGH YIELD BOND FUND:—Investment Policies:” on page B-62:

The Fund is appropriate for investors who seek a high level of current income and who also may wish to consider the potential for capital appreciation. A number of investment strategies are used to seek to achieve the Fund’s investment objective, including market sector selection, determination of yield curve exposure and issuer selection. In addition, the Sub-Advisor will attempt to take advantage of pricing inefficiencies in the fixed-income markets. The Sub-advisor starts the investment process with economic analysis to determine broad growth trends, industry-specific events and market forecasts. The market value of non-investment grade fixed-income securities tends to reflect individual developments within a company to a greater extent than higher rated corporate debt or Treasury bonds that react primarily to fluctuations in interest rates. Therefore, determining the creditworthiness of issuers is critical. Fund managers may review the opinions of the two largest independent credit rating agencies, Standard & Poor’s and Moody’s. The Fund’s managers and credit analysts also conduct their own in-depth analysis of the issues considered for inclusion in the Fund. The Fund managers and credit analysts evaluate such factors as a company’s competitive position, the strength of its balance sheet, its ability to withstand economic downturns and its potential to generate ample cash flow to service its debt. The ability to analyze accurately a company’s future cash flow by correctly anticipating the impact of economic, industry-wide and specific events is critical to successful high yield investing. The Sub-Advisor’s goal is to identify companies with the potential to strengthen their balance sheets by increasing their earnings, reducing their debt or effecting a turnaround. The Sub-Advisor will analyze trends in a company’s debt picture (i.e., the level of its interest coverage) as well as new developments in its capital structure on an ongoing basis.

The Fund is diversified among different sectors and industries on a global basis in an effort to reduce overall risk. While the Sub-Advisor will avoid excessive concentration in any one industry, the Fund’s specific industry weightings are the result of individual security selection. Emerging market debt considered for the Fund will be selected by specialists knowledgeable about the political and economic structure of those economies.

2. The following is added after the section in the SAI titled “STRATEGIC PARTNERS HIGH YIELD BOND FUND:—Investment Policies:—Loan Participations.” On page B-69:

Delayed Funding Loans and Revolving Credit Facilities

The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see “Loan Participations.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

3. The following is added to the section in the SAI titled “STRATEGIC PARTNERS HIGH YIELD BOND FUND:—Investment Policies:—Commercial Paper and Other Short-Term Commercial Obligations” on page B-70 as a new second paragraph:

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Sub-Advisor will analyze these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

4. The following is added immediately preceding the section in the SAI titled “STRATEGIC PARTNERS HIGH YIELD BOND FUND:—Investment Policies:—Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars.” On page B-79:

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. The Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund, when investing in the bond, may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

II. Fund Expenses

1. Footnote number 6 to the Expense Information Table that appears on page 39 of the Prospectus is deleted and replaced with the following:

6The Funds’ investment manager has contractually agreed to reimburse and/or waive fees for each Fund through February 28, 2007 so that each Fund’s operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed specified percentages of the Fund’s average net assets as follows: Strategic Partners International Growth Fund—1.60%; Strategic Partners Small-Cap Growth Fund (formerly known as Strategic Partners Managed Small-Cap Growth Fund)—1.30%; Strategic Partners Strategic Partners Mid-Cap Growth Fund—1.40%; Strategic Partners Mid-Cap Value Fund (formerly known as Strategic Partners Relative Value Fund)—1.35%; Strategic Partners Technology Fund—1.40%; Strategic Partners Managed OTC Fund—1.25%; Strategic Partners Capital Growth Fund—1.30%; Strategic Partners Concentrated Growth Fund—1.25%; Strategic Partners Core Value Fund—1.20%; Strategic Partners Large Cap Core Fund—1.00%; Strategic Partners Equity Income Fund—1.15%; Strategic Partners Balanced Fund—1.15%; Strategic Partners High Yield Bond Fund—1.00%; Strategic Partners Money Market Fund—1.00%.

The Investment Manager has contractually undertaken through February 28, 2007 to waive 0.10% of the Money Market Fund’s annual management fee, 0.05% of the Strategic Partners International Growth Fund’s annual management fee and 0.10% of the Strategic Partners Small Cap Growth Fund’s annual management fee.

2. The following replaces the portion of the Expense Information Tables on pages 40 and 42 of the Prospectus pertaining to the Strategic Partners Small Cap Growth Fund:

Costs to shareholder assuming full redemption at the end of period being measured:

Strategic Partners Small-Cap Growth Fund (formerly known as Strategic Partners Managed Small-Cap Growth Fund)

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$1,249	$1,824	$3,378
Class B	$733	$1,253	$1,795	$3,421
Class M	$833	$1,353	$1,895	$3,495
Class X	$833	$1,353	$1,995	$3,653
Class C	$333	$953	$1,695	$3,653
Class L	$747	$1,333	$1,943	$3,581

Costs to shareholder assuming no redemption at the end of the period being measured:

Strategic Partners Small-Cap Growth Fund (formerly known as Strategic Partners Managed Small-Cap Growth Fund)

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$1,249	$1,824	$3,378
Class B	$233	$953	$1,695	$3,421
Class M	$233	$953	$1,695	$3,495
Class X	$233	$953	$1,695	$3,653
Class C	$233	$953	$1,695	$3,653
Class L	$747	$1,333	$1,943	$3,581

LR0046

Strategic Partners Mutual Funds, Inc.

List of Subadvisors

STRATEGIC PARTNERS FUND NAME	SUBADVISOR
Strategic Partners International Growth Fund	William Blair & Company, L.L.C.
Strategic Partners Small Cap Growth Fund	RS Investment Management, L.P. and Transamerica Asset Management LLC
Strategic Partners Mid Cap Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Mid Cap Value Fund	Neuberger Berman Management, Inc.
Strategic Partners Technology Fund	The Dreyfus Corporation
Strategic Partners Managed OTC Fund	ProFund Advisors LLC
Strategic Partners Capital Growth Fund	Marsico Capital Management, LLC
Strategic Partners Concentrated Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Core Value Fund	AllianceBernstein, L.P.
Strategic Partners Large Cap Core Fund	AllianceBernstein, L.P.
Strategic Partners Equity Income Fund	AllianceBernstein, L.P. and T. Rowe Price Associates, Inc.
Strategic Partners Balanced Fund	American Century Investment Management, Inc.
Strategic Partners High Yield Bond Fund	Goldman Sachs Asset Management, L.P., Pacific Investment Management Company LLC
Strategic Partners Money Market Fund	Prudential Investment Management, Inc.

Subadvisors are subject to change.

For more information about Strategic Partners Mutual Funds, Inc., call your financial professional for a prospectus. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing. The prospectus will contain this and other information about the investment company. Please read the prospectus carefully before investing.

Shares of Strategic Partners Mutual Funds, Inc. are distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, and American Skandia Marketing, Incorporated (ASMI), One Corporate Drive, Shelton, CT 06484. Both are Prudential Financial companies and members Securities Investor Protection Corporation (SIPC).

Dear Shareholder:

June 16, 2006

We hope you find the semiannual report for Strategic Partners Mutual Funds, Inc. informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Mutual Funds, Inc.

Strategic Partners Mutual Funds, Inc.

CUSIP Numbers and NASDAQ Symbols

FUND	CLASS	CUSIP	NASDAQ
International Growth Fund	A	86277E492	SPWAX
	B	86277E476	N/A
	C	86277E450	WBCIX
	L*	86277E484	WBAIX
	M**	86277E468	WBBIX
	X***	86277E443	WBZIX

FUND	CLASS	CUSIP	NASDAQ
Small Cap Growth Fund	A	86277C777	SPHAX
	B	86277C751	N/A
	C	86277C736	DCAMX
	L*	86277C769	DAMAX
	M**	86277C744	DAMBX
	X***	86277C728	DAMZX

FUND	CLASS	CUSIP	NASDAQ
Mid Cap Growth Fund	A	86277C512	N/A
	B	86277C488	N/A
	C	86277C462	GCMGX
	L*	86277C496	GAMGX
	M**	86277C470	GBMGX
	X***	86277C454	N/A

FUND	CLASS	CUSIP	NASDAQ
Mid Cap Value Fund	A	86277E807	SPRAX
	B	86277E872	SVUBX
	C	86277E856	NCBVX
	L*	86277E880	NABVX
	M**	86277E864	NBBVX
	X***	86277E849	NBVZX
	Z*****	86277E435	SPVZX

FUND	CLASS	CUSIP	NASDAQ
Technology Fund	A	86277C314	N/A
	B	86277C280	N/A
	C	86277C264	ICNVX
	L*	86277C298	IANVX
	M**	86277C272	IBNVX
	X***	86277C256	IXNZX

FUND	CLASS	CUSIP	NASDAQ
Managed OTC Fund	A	86277E690	N/A
	B	86277E674	N/A
	C	86277E658	PCMOX
	L*	86277E682	PRMAX
	M**	86277E666	PMOBX
	X***	86277E641	N/A

FUND	CLASS	CUSIP	NASDAQ
Capital Growth Fund	A	86277C249	SPPAX
	B	86277C223	N/A
	C	86277C199	MARCX
	L*	86277C231	MARAX
	M**	86277C215	MARBX
	X***	86277C181	MARZX

FUND	CLASS	CUSIP	NASDAQ
Concentrated Growth Fund	A	86277C579	SPTAX
	B	86277C553	N/A
	C	86277C538	CCGSX
	L*	86277C561	CAGSX
	M**	86277C546	CBGSX
	X***	86277C520	CZGSX

FUND	CLASS	CUSIP	NASDAQ
Core Value Fund	A	86277E633	SPCAX
	B	86277E617	N/A
	C	86277E583	SBVCX
	L*	86277E625	SOVAX
	M**	86277E591	SVCBX
	X***	86277E575	N/A

FUND	CLASS	CUSIP	NASDAQ
Large Cap Core Fund	A	86277E567	SPUAX
	B	86277E542	N/A
	C	86277E526	MCIFX
	L*	86277E559	MAIFX
	M**	86277E534	MBIFX
	X***	86277E518	MXIFX

FUND	CLASS	CUSIP	NASDAQ
Equity Income Fund	A	86277C108	SPQAX
	B	86277C306	N/A
	C	86277C504	AGOCX
	L*	86277C207	AGOAX
	M**	86277C405	AGOBX
	X***	86277C603	AXGOX

FUND	CLASS	CUSIP	NASDAQ
Balanced Fund	A	86277C702	SPLAX
	B	86277C884	N/A
	C	86277C868	ACBCX
	L*	86277C801	AACBX
	M**	86277C876	ACBBX
	X***	86277C850	ACBZX

FUND	CLASS	CUSIP	NASDAQ
High Yield Bond Fund	A	86277C710	SPYAX
	B	86277C686	N/A
	C	86277C660	FCHYX
	L*	86277C694	FHYAX
	M**	86277C678	FBHYX
	X***	86277C652	FHYZX

FUND	CLASS	CUSIP	NASDAQ
Money Market Fund****	A	86277E104	N/A
	C	86277E609	ASCXX
	D	86277E302	N/A
	L*	86277E203	AASXX
	M**	86277E500	ABSXX
	X***	86277E708	ASXXX

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

****Available for limited exchanges only.

*****Inception date of 11/28/05.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Summary of Definitions	1

	Fund Performance	Schedule of Investments	Financial Highlights
Strategic Partners International Growth Fund	4	39	133
Strategic Partners Small Cap Growth Fund	6	42	139
Strategic Partners Mid Cap Growth Fund	8	46	145
Strategic Partners Mid Cap Value Fund	10	49	151
Strategic Partners Technology Fund	12	52	158
Strategic Partners Managed OTC Fund	14	54	164
Strategic Partners Capital Growth Fund	16	57	170
Strategic Partners Concentrated Growth Fund	18	59	176
Strategic Partners Core Value Fund	20	61	182
Strategic Partners Large Cap Core Fund	22	64	188
Strategic Partners Equity Income Fund	24	68	194
Strategic Partners Balanced Fund	26	71	200
Strategic Partners High Yield Bond Fund	28	80	206
Strategic Partners Money Market Fund	30	97	212

Summary of Definitions

The following pages present information on the investment performance of each Fund, including comparisons with relevant market indexes. An investment cannot be made directly in an index.

Definitions for Broad Market Indexes

Investors cannot invest directly in an index. Returns for the Indexes on the following pages would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Blended Index—The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index composed of intermediate- and long-term government and investment-grade corporate debt securities.

Lehman Brothers U.S. Aggregate Bond Index—The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, market-weighted index that tracks the daily price, coupon pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and nonconvertible investment-grade debt issues without at least $100 million par amount outstanding and with at least one year to final maturity.

Lehman Brothers U.S. Corporate High Yield Index—The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that is generally representative of corporate bonds rated below investment grade. It comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 or BB+ (including defaulted issues), and at least one year to maturity.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index—The Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of U.S. dollar-denominated, nonconvertible, fixed-rate, non-investment-grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

ML High Yield Master II Index—The Merrill Lynch (ML) High Yield Master II Index is an unmanaged index of publicly traded, nonconvertible U.S. bonds rated below investment grade.

MSCI EAFE® Index—The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East.

NASDAQ-100 Index—The NASDAQ-100 Index is an unmanaged, modified, capitalization-weighted index of the 100 largest and most active nonfinancial domestic and international issues listed on the NASDAQ.

Russell 1000® Index—The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index—The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index—The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index—The Russell 2000 Index is an unmanaged, weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value.

Russell 2000® Growth Index—The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index—The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

1

Russell Midcap® Growth Index—The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Russell Midcap® Value Index—The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P MidCap 400 Index—The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

Definitions for Lipper Averages

Lipper Averages are the average returns of all funds in the specified Lipper comparison group. The Lipper Averages on the following pages reflect the deduction of operating expenses, but not sales charges or taxes.

Lipper Balanced Funds Average—Funds in the Lipper Balanced Funds Average have primary objectives to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Lipper Corporate Debt Funds A-Rated Average—Funds in the Lipper Corporate Debt Funds A-Rated Average invest primarily in corporate debt issues rated “A” or better, or government issues.

Lipper Equity Income Funds Average—Funds in the Lipper Equity Income Funds Average seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.

Lipper Health/Biotechnology Funds Average—Funds in the Lipper Health/Biotechnology Funds Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Lipper High Current Yield Funds Average—Funds in the Lipper High Current Yield Funds Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Lipper International Multi-Cap Growth Funds Average—Funds in the Lipper International Multi-Cap Growth Funds Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Average—Funds in the Lipper Large-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Growth Funds Average—Funds in the Lipper Large-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

2

Lipper Large-Cap Value Funds Average—Funds in the Lipper Large-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average—Funds in the Lipper Mid-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Lipper Mid-Cap Value Funds Average—Funds in the Lipper Mid-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Lipper Mix-Asset Target Allocation Moderate Funds Index—Funds in the Lipper Mix-Asset Target Allocation Moderate Funds Average, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder in bonds, cash, and cash equivalents.

Lipper Money Market Instrument Funds Average—Funds in the Lipper Money Market Instrument Funds Average invest in high-quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. These funds typically intend to keep a constant net asset value.

Lipper Multi-Cap Growth Funds Average—Funds in the Lipper Multi-Cap Growth Funds Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Value Funds Average—Funds in the Lipper Multi-Cap Value Funds Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds Average—Funds in the Lipper Science & Technology Funds Average invest primarily in science and technology stocks.

Lipper Small-Cap Core Funds Average—Funds in the Lipper Small-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Lipper Small-Cap Growth Funds Average—Funds in the Lipper Small-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

3

Your Fund’s Performance

Strategic Partners International Growth Fund

Fund objective

The investment objective of the Strategic Partners International Growth Fund is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	24.56%	37.09%	N/A	42.40%
Class B4	24.08	36.06	N/A	40.12
Class C	24.17	36.13	27.79%	71.48
Class L3	24.40	36.83	30.98	78.36
Class M4	24.08	36.06	27.60	70.95
Class X	24.06	36.14	27.68	71.05
MSCI EAFE® Index[5]	22.89	33.49	55.17	*
Lipper International Multi-Cap Growth Funds Avg.[5]	24.52	36.89	48.69	**

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		22.03%	N/A	14.21%
Class B4		23.16	N/A	14.87
Class C		27.17	6.26%	6.31
Class L3		21.41	5.52	6.05
Class M4		22.08	5.91	6.26
Class X		22.16	5.77	6.27
MSCI EAFE® Index[5]		24.41	9.63	*
Lipper International Multi-Cap Growth Funds Avg.[5]		27.71	8.41	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*MSCI EAFE® Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 49.98% for Class A and Class B; and 87.27% for Class C, Class L, Class M, and Class X. MSCI EAFE® Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 19.64% for Class A and Class B; and 7.29% for Class C, Class L, Class M, and Class X.

**Lipper International Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 47.26% for Class A and Class B; and 89.83% for Class C, Class L, Class M, and Class X. Lipper International Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 18.47% for Class A and Class B; and 6.98% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Roche Holding AG, Pharmaceuticals	3.1%
SAP AG, Software	2.9
BG Group PLC, Oil, Gas & Consumable Fuels	2.9
L’Oreal SA, Consumer Products & Services	2.8
ORIX Corp., Diversified Financial Services	2.7

Holdings reflect only long-term investments and are subject to change.

5

Your Fund’s Performance

Strategic Partners Small Cap Growth Fund

Fund objective

The investment objective of the Strategic Partners Small Cap Growth Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	16.05%	24.04%	N/A	9.22%
Class B4	15.59	22.88	N/A	6.32
Class C	15.66	23.16	2.74%	–41.13
Class L3	15.98	23.77	5.32	–39.23
Class M4	15.66	23.16	2.74	–41.13
Class X	15.63	23.11	2.92	–41.03
Russell 2000 Index[5]	18.91	33.47	67.77		*
Russell 2000 Growth Index[5]	20.31	36.13	34.12	**
Lipper Small-Cap Growth Funds Avg.[5]	19.43	34.35	36.31	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		8.26%	N/A	1.59%
Class B4		8.56	N/A	1.17
Class C		12.65	2.95%	–8.34
Class L3		7.75	2.28	–8.75
Class M4		7.65	2.59	–8.49
Class X		7.62	2.45	–8.61
Russell 2000 Index[5]		25.85	12.59		*
Russell 2000 Growth Index[5]		27.84	8.59	**
Lipper Small-Cap Growth Funds Avg.[5]		26.09	8.24	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/01/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

6

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 28.58% for Class A and Class B; and –18.91% for Class C, Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 15.18% for Class A and Class B; and 6.07% for Class C, Class L, Class M, and Class X.

**Russell 2000 Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 28.58% for Class A and Class B; and 18.91% for Class C, Class L, Class M, and Class X. Russell 2000 Growth Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 13.56% for Class A and Class B; and –3.34% for Class C, Class L, Class M, and Class X.

***Lipper Small-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 27.90% for Class A and Class B; and 1.95% for Class C, Class L, Class M, and Class X. Lipper Small-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 12.89% for Class A and Class B; and –1.33% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Superior Energy Service, Corp., Oil, Gas & Consumable Fuels	1.7%
Oil States International, Inc., Oil, Gas & Consumable Fuels	1.6
American Medical Systems Holdings, Inc., Pharmaceuticals	1.5
Gardner Denver, Inc., Diversified Machinery	1.4
Digital Insight, Corp., Financial Services	1.4

Holdings reflect only long-term investments and are subject to change.

7

Your Fund’s Performance

Strategic Partners Mid Cap Growth Fund

Fund objective

The investment objective of the Strategic Partners Mid Cap Growth Fund is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	11.88%	20.75%	N/A	21.31%
Class B4	11.53	20.05	N/A	19.48
Class C	11.36	19.90	–18.03%	–49.98
Class L3	11.74	20.66	–16.01	–48.50
Class M4	11.33	19.86	–17.87	–49.88
Class X	11.36	19.90	–17.90	–49.98
S&P MidCap 400 Index[5]	15.26	28.32	66.45	*
Russell Midcap Index[5]	14.35	26.42	67.35	**
Russell Midcap Growth Index[5]	15.18	28.27	32.40	***
Lipper Mid-Cap Growth Funds Avg.[5]	16.41	30.46	24.56	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		10.17%	N/A	7.38%
Class B4		10.33	N/A	7.70
Class C		14.40	–2.51%	–11.67
Class L3		9.34	–3.20	–12.18
Class M4		9.37	–2.83	–11.96
Class X		9.67	–3.07	–11.99
S&P MidCap 400 Index[5]		21.62	12.75	*
Russell Midcap Index[5]		21.54	12.52	**
Russell Midcap Growth Index[5]		22.68	8.99	***
Lipper Mid-Cap Growth Funds Avg.[5]		23.66	6.46	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

8

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 36.20% for Class A and Class B; and 57.46% for Class C, Class L, Class M, and Class X. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 15.89% for Class A and Class B; and 8.20% for Class C, Class L, Class M, and Class X.

**Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 39.58% for Class A and Class B; and 54.53% for Class C, Class L, Class M, and Class X. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 17.73% for Class A and Class B; and 7.97% for Class C, Class L, Class M, and Class X.

***Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 33.44% for Class A and Class B; and –15.52% for Class C, Class L, Class M, and Class X. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 15.27% for Class A and Class B; and –3.05% for Class C, Class L, Class M, and Class X.

****Lipper Mid-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 31.16% for Class A and Class B; and –6.33% for Class C, Class L, Class M, and Class X. Lipper Mid-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 14.15% for Class A and Class B; and –2.28% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Weatherford International Ltd., Oil Well Services & Equipment	2.6%
Lamar Advertising Co., Advertising	2.2
Linear Technology Corp., Semiconductors	2.2
Fisher Scientific International, Inc., Medical Products	2.2
Amphenol Corp., Networking/Telecommunications Equipment	2.1

Holdings reflect only long-term investments and are subject to change.

9

Your Fund’s Performance

Strategic Partners Mid Cap Value Fund

Fund objective

The investment objective of the Strategic Partners Mid Cap Value Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	14.94%	26.58%	N/A	37.09%
Class B4	14.54	25.68	N/A	34.91
Class C	14.56	25.66	68.84%	158.62
Class L3	14.84	26.35	73.12	168.49
Class M4	14.50	25.59	68.85	158.48
Class X	14.94	26.04	69.38	158.77
S&P MidCap 400 Index[5]	15.26	28.32	66.45	*
Russell Midcap Index[5]	14.35	26.42	67.35	**
Russell Midcap Value Index[5]	13.58	24.75	89.92	***
Lipper Mid-Cap Value Funds Avg.[5]	14.08	23.84	80.18	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		10.53%	N/A	12.70%
Class B4		11.45	N/A	13.39
Class C		15.20	11.81%	12.95
Class L3		10.03	11.04	12.62
Class M4		10.49	11.55	12.94
Class X		10.81	11.45	12.88
S&P MidCap 400 Index[5]		21.62	12.75	*
Russell Midcap Index[5]		21.54	12.52	**
Russell Midcap Value Index[5]		20.30	14.69	***
Lipper Mid-Cap Value Funds Avg.[5]		16.97	13.37	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, Class X, 8/19/98, and Class Z, 11/28/05. Returns for Class Z are not shown since the share class had not existed for at least six months as of April 30, 2006.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

10

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 36.20% for Class A and Class B; and 211.56% for Class C, Class L, Class M, and Class X. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 15.89% for Class A and Class B; and 15.95% for Class C, Class L, Class M, and Class X.

**Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 39.58% for Class A and Class B; and 650.93% for Class C, Class L, Class M, and Class X. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 17.73% for Class A and Class B; and 12.88% for Class C, Class L, Class M, and Class X.

***Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 43.73% for Class A and Class B; and 176.57% for Class C, Class L, Class M, and Class X. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 19.31% for Class A and Class B; and 14.21% for Class C, Class L, Class M, and Class X.

****Lipper Mid-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 34.22% for Class A and Class B; and 185.28% for Class C, Class L, Class M, and Class X. Lipper Mid-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 14.99% for Class A and Class B; and 14.42% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Arch Coal, Inc., Metals & Mining	2.8%
Canadian Natural Resources Ltd., Oil & Gas	2.6
Peabody Energy Corp., Utilities	2.5
Joy Global, Inc., Machinery & Equipment	2.4
TXU Corp., Utilities	2.1

Holdings reflect only long-term investments and are subject to change.

11

Your Fund’s Performance

Strategic Partners Technology Fund

Fund objective

The investment objective of the Strategic Partners Technology Fund is to seek capital growth by investing primarily in the equity securities of companies engaged in technology-related industries. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	12.64%	22.35%	N/A	6.85%
Class B4	12.03	21.14	N/A	4.93
Class C	11.94	21.46	–40.00%	–70.00
Class L3	12.32	22.05	–38.25	–68.95
Class M4	11.99	21.55	–40.08	–70.10
Class X	12.31	21.37	–39.80	–69.90
S&P 500 Index[5]	9.63	15.41	14.22	*
Lipper Science & Technology Funds Avg.[5]	14.68	30.49	–14.38	**

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		11.96%	N/A	0.00%
Class B4		12.46	N/A	0.11
Class C		16.32	–5.81%	–19.60
Class L3		11.59	–6.41	–19.95
Class M4		11.86	–6.21	–19.94
Class X		11.72	–6.27	–19.84
S&P 500 Index[5]		11.72	3.97	*
Lipper Science & Technology Funds Avg.[5]		24.31	–0.24	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

12

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and –5.26% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and –1.20% for Class C, Class L, Class M, and Class X.

**Lipper Science & Technology Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 17.22% for Class A and Class B; and –57.10% for Class C, Class L, Class M, and Class X. Lipper Science & Technology Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 8.02% for Class A and Class B; and –15.50% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Corning, Inc., Telecommunications	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, Semiconductors	4.0
QUALCOMM, Inc., Telecommunications	3.9
Apple Computer, Inc., Computer Hardware	3.7
Yahoo!, Inc., Internet Services	3.3

Holdings reflect only long-term investments and are subject to change.

13

Your Fund’s Performance

Strategic Partners Managed OTC Fund

Fund objective

The investment objective of the Strategic Partners Managed OTC Fund is to provide investment results that correlate to the performance of a benchmark for securities that are traded in the over-the-counter market. The Fund’s current benchmark is a multiple of the NASDAQ-100 Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	8.52%	22.59%	N/A	12.69%
Class B4	8.40	21.89	N/A	10.51
Class C	8.40	21.89	–25.65%	–71.60
Class L3	8.58	22.27	–24.02	–70.90
Class M4	8.37	21.80	–25.39	–71.50
Class X	8.37	21.80	–25.59	–71.50
NASDAQ-100 Index[5]	7.70	19.70	–8.32	*
Lipper Multi-Cap Growth Funds Avg.[5]	11.59	25.39	9.80	**

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		10.08%	N/A	3.63%
Class B4		10.39	N/A	3.45
Class C		14.39	–1.92%	–20.24
Class L3		9.77	–2.59	–20.74
Class M4		9.79	–2.25	–20.48
Class X		9.79	–2.45	–20.48
NASDAQ-100 Index[5]		14.92	1.61	*
Lipper Multi-Cap Growth Funds Avg.[5]		20.40	3.74	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

14

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*NASDAQ-100 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 18.24% for Class A and Class B; and –58.29% for Class C, Class L, Class M, and Class X. NASDAQ–100 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 8.83% for Class A and Class B; and –14.47% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 24.83% for Class A and Class B; and –25.82% for Class C, Class L, Class M, and Class X. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 11.32% for Class A and Class B; and –6.53% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
QUALCOMM, Inc., Telecommunications	6.5%
Microsoft Corp., Software	5.4
Apple Computer, Inc., Computer	5.3
Google, Inc. (Class A Stock), Internet Services	3.2
Cisco Systems, Inc., Telecommunications	2.9

Holdings reflect only long-term investments and are subject to change.

15

Your Fund’s Performance

Strategic Partners Capital Growth Fund

Fund objective

The investment objective of the Strategic Partners Capital Growth Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	8.84%	16.95%	N/A	21.12%
Class B4	8.45	16.12	N/A	19.25
Class C	8.40	16.08	19.22%	58.80
Class L3	8.76	16.60	22.21	65.23
Class M4	8.46	15.99	19.12	58.90
Class X	8.40	16.09	19.23	58.70
S&P 500 Index[5]	9.63	15.41	14.22	*
Russell 1000 Growth Index[5]	7.06	15.18	–3.73	**
Lipper Large-Cap Growth Funds Avg.[5]	7.23	16.98	–3.85	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		9.07%	N/A	7.00%
Class B4		9.55	N/A	7.41
Class C		13.51	4.68%	6.24
Class L3		8.56	3.97	5.97
Class M4		8.57	4.35	6.26
Class X		8.52	4.18	6.15
S&P 500 Index[5]		11.72	3.97	*
Russell 1000 Growth Index[5]		13.14	1.66	**
Lipper Large-Cap Growth Funds Avg.[5]		14.24	0.93	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 8/19/98.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

16

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and 54.06% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and 5.68% for Class C, Class L, Class M, and Class X.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 14.30% for Class A and Class B; and 20.92% for Class C, Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.98% for Class A and Class B; and 2.56% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 15.79% for Class A and Class B; and 37.97% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.51% for Class A and Class B; and 4.05% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
UnitedHealth Group, Inc., Healthcare Services	6.5%
FedEx Corp., Transportation	5.4
Genentech, Inc., Pharmaceuticals	4.8
UBS AG, ADR (Switzerland), Financial—Bank & Trust	4.2
Procter & Gamble Co., Consumer Products & Services	4.2

Holdings reflect only long-term investments and are subject to change.

17

Your Fund’s Performance

Strategic Partners Concentrated Growth Fund

Fund objective

The investment objective of the Strategic Partners Concentrated Growth Fund is to seek growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	11.23%	19.69%	N/A	11.71%
Class B4	10.93	18.98	N/A	9.84
Class C	10.86	18.91	–24.18%	11.39
Class L3	11.21	19.49	–22.16	16.62
Class M4	10.82	18.85	–24.19	11.69
Class X	10.91	18.94	–24.15	11.89
S&P 500 Index[5]	9.63	15.41	14.22	*
Russell 1000 Growth Index[5]	7.06	15.18	–3.73	**
Lipper Large-Cap Growth Funds Avg.[5]	7.23	16.98	–3.85	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		9.56%	N/A	2.31%
Class B4		10.11	N/A	2.39
Class C		14.14	–3.10%	1.15
Class L3		9.06	–3.73	0.99
Class M4		9.09	–3.48	1.18
Class X		9.18	–3.67	1.20
S&P 500 Index[5]		11.72	3.97	*
Russell 1000 Growth Index[5]		13.14	1.66	**
Lipper Large-Cap Growth Funds Avg.[5]		14.24	0.93	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

18

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and 57.24% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and 5.20% for Class C, Class L, Class M, and Class X.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 14.30% for Class A and Class B; and 23.25% for Class C, Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.98% for Class A and Class B; and 2.46% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 15.79% for Class A and Class B; and 35.45% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.51% for Class A and Class B; and 3.36% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Freddie Mac, Specialty Finance	6.4%
McGraw-Hill Cos., Inc., Commercial Services	6.1
First Data Corp., Computer Services	5.8
Schlumberger Ltd., Oil Well Services & Equipment	5.0
Harrah’s Entertainment, Inc., Gaming & Lodging	4.0

Holdings reflect only long-term investments and are subject to change.

19

Your Fund’s Performance

Strategic Partners Core Value Fund

Fund objective

The investment objective of the Strategic Partners Core Value Fund is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Year	Since Inception[2]
Class A3	13.10%	18.11%	N/A	24.19%
Class B4	12.63	17.18	N/A	22.26
Class C	12.71	17.27	45.72%	49.95
Class L3	13.01	17.84	49.18	53.80
Class M4	12.63	17.18	45.56	49.93
Class X	12.62	17.17	45.71	49.94
S&P 500 Index[5]	9.63	15.41	14.22	*
Russell 1000 Value Index[5]	12.87	18.30	42.25	**
Lipper Multi-Cap Value Funds Avg.[5]	11.99	18.21	39.19	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Year	Since Inception[2]
Class A3		5.64%	N/A	6.74%
Class B4		6.06	N/A	7.17
Class C		10.06	7.96%	7.63
Class L3		5.22	7.20	6.92
Class M4		4.98	7.64	7.34
Class X		4.97	7.51	7.34
S&P 500 Index[5]		11.72	3.97	*
Russell 1000 Value Index[5]		13.31	7.79	**
Lipper Multi-Cap Value Funds Avg.[5]		12.99	7.45	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

20

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and 15.30% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and 2.57% for Class C, Class L, Class M, and Class X.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 31.48% for Class A and Class B; and 43.95% for Class C, Class L, Class M, and Class X. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 13.24% for Class A and Class B; and 6.90% for Class C, Class L, Class M, and Class X.

***Lipper Multi-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 26.91% for Class A and Class B; and 41.87% for Class C, Class L, Class M, and Class X. Lipper Multi-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 11.54% for Class A and Class B; and 6.57% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Exxon Mobil Corp., Oil & Gas	6.4%
Citigroup, Inc., Financial Services	5.0
Bank of America Corp., Financial—Bank & Trust	4.0
Pfizer, Inc., Pharmaceuticals	2.8
JP Morgan Chase & Co., Financial Services	2.6

Holdings reflect only long-term investments and are subject to change.

21

Your Fund’s Performance

Strategic Partners Large Cap Core Fund

Fund objective

The investment objective of the Strategic Partners Large Cap Core Fund is to outperform the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) through stock selection, resulting in different weightings of common stocks relative to the Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	7.29%	13.48%	N/A	12.87%
Class B4	6.93	12.67	N/A	11.15
Class C	6.93	12.80	6.70%	–1.36
Class L3	7.17	13.26	9.26	1.68
Class M4	7.04	12.80	6.70	–1.36
Class X	6.95	12.59	6.60	–1.66
S&P 500 Index[5]	9.63	15.41	14.22	*
Russell 1000 Index[5]	9.92	16.71	18.08	**
Lipper Large-Cap Core Funds Avg.[5]	9.23	15.51	7.46	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		3.51%	N/A	2.85%
Class B4		3.66	N/A	3.07
Class C		7.78	2.27%	–0.36
Class L3		3.06	1.56	–0.80
Class M4		2.78	1.91	–0.51
Class X		2.57	1.68	–0.72
S&P 500 Index[5]		11.72	3.97	*
Russell 1000 Index[5]		13.20	4.74	**
Lipper Large-Cap Core Funds Avg.[5]		11.63	2.57	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

22

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and –6.55% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and 0.78% for Class C, Class L, Class M, and Class X.

**Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 22.85% for Class A and Class B; and 11.85% for Class C, Class L, Class M, and Class X. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 10.18% for Class A and Class B; and 1.57% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 17.92% for Class A and Class B; and 5.19% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.92% for Class A and Class B; and 0.37% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
General Electric Co., Conglomerates	4.0%
Exxon Mobil Corp., Oil & Gas	3.7
Citigroup, Inc., Financial Services	3.2
Bank of America Corp., Financial—Bank & Trust	2.9
Procter & Gamble Co., Consumer Products & Services	2.6

Holdings reflect only long-term investments and are subject to change.

23

Your Fund’s Performance

Strategic Partners Equity Income Fund

Fund objective

The investment objective of the Strategic Partners Equity Income Fund is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	10.15%	14.23%	N/A	17.14%
Class B4	9.78	13.20	N/A	15.04
Class C	9.80	13.22	10.64%	59.64
Class L3	10.05	13.75	13.41	66.19
Class M4	9.71	13.20	10.63	59.85
Class X	9.73	13.15	10.65	59.54
S&P 500 Index[5]	9.63	15.41	14.22	*
Russell 1000 Value Index[5]	12.87	18.30	42.25	**
Lipper Large-Cap Core Funds Avg.[5]	9.23	15.51	7.46	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		3.71%	N/A	4.23%
Class B4		3.77	N/A	4.38
Class C		7.71	3.46%	5.58
Class L3		3.04	2.76	5.34
Class M4		2.77	3.12	5.60
Class X		2.79	2.95	5.58
S&P 500 Index[5]		11.72	3.97	*
Russell 1000 Value Index[5]		13.31	7.79	**
Lipper Large-Cap Core Funds Avg.[5]		11.63	2.57	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

24

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 20.79% for Class A and Class B; and 53.52% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 9.17% for Class A and Class B; and 5.16% for Class C, Class L, Class M, and Class X.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 31.48% for Class A and Class B; and 86.61% for Class C, Class L, Class M, and Class X. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 13.24% for Class A and Class B; and 7.53% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 17.92% for Class A and Class B; and 42.51% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.92% for Class A and Class B; and 4.02% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
JP Morgan Chase & Co., Financial Services	4.0%
Microsoft Corp., Computer Services & Software	3.4
General Electric Co., Utilities	3.1
Bank of America Corp., Financial—Bank & Trust	2.8
American International Group, Inc., Insurance	2.8

Holdings reflect only long-term investments and are subject to change.

25

Your Fund’s Performance

Strategic Partners Balanced Fund

Fund objective

The investment objective of the Strategic Partners Balanced Fund is to seek capital growth and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	5.95%	9.33%	N/A	13.41%
Class B4	5.64	8.62	N/A	11.91
Class C	5.65	8.63	16.44%	49.19
Class L3	5.90	9.07	19.34	56.05
Class M4	5.57	8.55	16.44	49.19
Class X	5.57	8.55	16.45	49.08
Blended Index[5]	5.76	9.15	21.98	*
Lipper Mix-Asset Target Allocation Moderate Funds Avg.[5]	7.30	11.27	23.21	**

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		1.09%	N/A	3.13%
Class B4		1.19	N/A	3.47
Class C		5.28	3.99%	4.63
Class L3		0.55	3.27	4.44
Class M4		0.28	3.64	4.63
Class X		0.20	3.45	4.62
Blended Index[5]		7.83	4.80	*
Lipper Balanced Funds Avg.[5]		9.48	4.42	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

26

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Blended Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 13.16% for Class A and Class B; and 65.24% for Class C, Class L, Class M, and Class X. Blended Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.01% for Class A and Class B; and 5.88% for Class C, Class L, Class M, and Class X.

**Lipper Mix-Asset Target Allocation Moderate Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 15.16% for Class A and Class B; and 54.48% for Class C, Class L, Class M, and Class X. Lipper Balanced Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.80% for Class A and Class B; and 5.11% for Class C, Class L, Class M, and Class X. Lipper Inc. reclassified the Fund from the Lipper Balanced Funds Average into the Lipper Mixed-Asset Target Allocation Moderate Funds Average on April 18, 2006.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Exxon Mobil Corp., Oil & Gas	2.8%
International Business Machines Corp., Computer Hardware	1.6
Boeing Co., Aerospace	1.3
Goldman Sachs Group, Inc., Financial Services	1.3
Hewlett-Packard Co., Computer Hardware	1.3

Holdings reflect only long-term investments and are subject to change.

27

Your Fund’s Performance

Strategic Partners High Yield Bond Fund

Fund objective

The investment objective of the Strategic Partners High Yield Bond Fund is to seek a high level of current income and may also consider the potential for capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	5.71%	8.27%	N/A	13.97%
Class B4	5.18	7.47	N/A	12.25
Class C	5.33	7.47	37.17%	39.41
Class L3	5.44	8.00	40.60	45.63
Class M4	5.18	7.32	36.99	39.28
Class X	5.17	7.45	37.14	39.34
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[5]	5.00	8.88	51.89	*
Lehman Brothers U.S. Corporate High Yield Index[5]	4.95	9.15	50.63	**
Lipper High Current Yield Funds Avg.[5]	5.10	8.78	42.49	***

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A3		1.31%	N/A	4.16%
Class B4		0.43	N/A	3.95
Class C		4.37	6.20%	3.86
Class L3		1.31	5.79	3.87
Class M4		–0.55	5.88	3.85
Class X		–0.57	5.73	3.86
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[5]		7.15	8.32	*
Lehman Brothers U.S. Corporate High Yield Index[5]		7.43	8.13	**
Lipper High Current Yield Funds Avg.[5]		6.77	6.92	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

28

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 15.17% for Class A and Class B; and 62.92% for Class C, Class L, Class M, and Class X. Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.98% for Class A and Class B; and 5.72% for Class C, Class L, Class M, and Class X.

**Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 15.48% for Class A and Class B; and 61.13% for Class C, Class L, Class M, and Class X. Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.13% for Class A and Class B; and 5.58% for Class C, Class L, Class M, and Class X.

***Lipper High Current Yield Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 14.36% for Class A and Class B; and 43.45% for Class C, Class L, Class M, and Class X. Lipper High Current Yield Funds Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.56% for Class A and Class B; and 4.01% for Class C, Class L, Class M, and Class X.

Five Largest Issues expressed as a percentage of net assets as of 4/30/06
TRAINS, 7.65%, 06/15/15, Financial Services	2.2%
Midwest Generation LLC, 8.75%, 05/01/34, Utilities—Electric	1.3
Wind Acquisition Finance SA, 10.75%, 12/01/15, Telecommunications—Cellular	1.1
NRG Energy, Inc., 7.375%, 7.375%, 02/01/16, Utilities—Electric	1.0
MGM Mirage, Inc., 8.375%, 02/01/11, Gaming	1.0

Issues are subject to change.

29

Your Fund’s Performance

Strategic Partners Money Market Fund

Fund objective

The investment objectives of the Strategic Partners Money Market Fund are to seek high current income and maintain high levels of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 4/30/06*
	Six Months Total Return	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)		Net Assets (Millions)
Class A	1.60%	3.55%	$1.00	50	Days	$31	***
Class C	1.23	2.80	1.00	50		9
Class D	1.48	3.30	1.00	50		11
Class L	1.48	3.30	1.00	50		15
Class M	1.23	2.80	1.00	50		45
Class X	1.23	2.81	1.00	50		11
Lipper Money Market Instrument Funds Avg.[1]	1.74	N/A	N/A	N/A		N/A

Source: Prudential Investments LLC and Lipper Inc. The six-month total return in the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

1See page 1 for a summary of definitions for the Fund’s benchmark.

*Class D and Class L shares are subject to a distribution and service (12b-1) fee of 0.50%. Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class A shares are subject to a 12b-1 fee of 0.125%.

***(Thousands)

30

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

31

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners International Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,245.60	1.86%	$10.36
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class B	Actual	$1,000.00	$1,240.80	2.61%	$14.50
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Class C	Actual	$1,000.00	$1,241.70	2.61%	$14.51
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Class L	Actual	$1,000.00	$1,244.00	2.11%	$11.74
	Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54

Class M	Actual	$1,000.00	$1,240.80	2.61%	$14.50
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Class X	Actual	$1,000.00	$1,240.60	2.61%	$14.50
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Strategic Partners Small Cap Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,160.50	1.55%	$8.30
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class B	Actual	$1,000.00	$1,155.90	2.30%	$12.29
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class C	Actual	$1,000.00	$1,156.60	2.30%	$12.30
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class L	Actual	$1,000.00	$1,159.80	1.80%	$9.64
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class M	Actual	$1,000.00	$1,156.60	2.30%	$12.30
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class X	Actual	$1,000.00	$1,156.30	2.30%	$12.30
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

32

Strategic Partners Mid Cap Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,118.80	1.65%	$8.67
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$1,115.30	2.40%	$12.59
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$1,113.60	2.40%	$12.58
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$1,117.40	1.90%	$9.97
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$1,113.30	2.40%	$12.58
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$1,113.60	2.40%	$12.58
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Mid Cap Value Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,149.40	1.47%	$7.83
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

Class B	Actual	$1,000.00	$1,145.40	2.22%	$11.81
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class C	Actual	$1,000.00	$1,145.60	2.22%	$11.81
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class L	Actual	$1,000.00	$1,148.40	1.72%	$9.16
	Hypothetical	$1,000.00	$1,016.27	1.72%	$8.60

Class M	Actual	$1,000.00	$1,145.00	2.22%	$11.81
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class X	Actual	$1,000.00	$1,148.40	1.56%	$8.31
	Hypothetical	$1,000.00	$1,016.27	1.56%	$7.80

Class Z**	Actual	$1,000.00	$1,097.20	1.22%	$5.50
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

33

Fees and Expenses (continued)

Strategic Partners Technology Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,126.40	1.65%	$8.70
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$1,120.30	2.40%	$12.62
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$1,119.40	2.40%	$12.61
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$1,123.20	1.90%	$10.00
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$1,119.90	2.40%	$12.61
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$1,123.10	2.40%	$12.63
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Managed OTC Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,085.20	1.50%	$7.76
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class B	Actual	$1,000.00	$1,084.00	2.25%	$11.63
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class C	Actual	$1,000.00	$1,084.00	2.25%	$11.63
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class L	Actual	$1,000.00	$1,085.80	1.75%	$9.05
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class M	Actual	$1,000.00	$1,083.70	2.25%	$11.62
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class X	Actual	$1,000.00	$1,083.70	2.25%	$11.62
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

34

Strategic Partners Capital Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,088.40	1.48%	$7.66
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class B	Actual	$1,000.00	$1,084.50	2.23%	$11.53
	Hypothetical	$1,000.00	$1,013.74	2.23%	$11.13

Class C	Actual	$1,000.00	$1,084.00	2.23%	$11.52
	Hypothetical	$1,000.00	$1,013.74	2.23%	$11.13

Class L	Actual	$1,000.00	$1,086.90	1.73%	$8.95
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class M	Actual	$1,000.00	$1,083.90	2.23%	$11.52
	Hypothetical	$1,000.00	$1,013.74	2.23%	$11.13

Class X	Actual	$1,000.00	$1,084.00	2.23%	$11.52
	Hypothetical	$1,000.00	$1,013.74	2.23%	$11.13

Strategic Partners Concentrated Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,112.30	1.51%	$7.91
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class B	Actual	$1,000.00	$1,109.40	2.26%	$11.82
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28

Class C	Actual	$1,000.00	$1,108.60	2.26%	$11.82
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28

Class L	Actual	$1,000.00	$1,112.10	1.76%	$9.22
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80

Class M	Actual	$1,000.00	$1,108.20	2.26%	$11.81
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28

Class X	Actual	$1,000.00	$1,109.10	2.26%	$11.82
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28

35

Fees and Expenses (continued)

Strategic Partners Core Value Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,131.00	1.45%	$7.66
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class B	Actual	$1,000.00	$1,126.30	2.20%	$11.60
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class C	Actual	$1,000.00	$1,127.10	2.20%	$11.60
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class L	Actual	$1,000.00	$1,130.10	1.70%	$8.98
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class M	Actual	$1,000.00	$1,126.30	2.20%	$11.60
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class X	Actual	$1,000.00	$1,126.20	2.20%	$11.60
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Strategic Partners Large Cap Core Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,072.90	1.25%	$6.42
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class B	Actual	$1,000.00	$1,069.30	2.00%	$10.26
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class C	Actual	$1,000.00	$1,069.30	2.00%	$10.26
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class L	Actual	$1,000.00	$1,071.70	1.50%	$7.71
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class M	Actual	$1,000.00	$1,070.40	2.00%	$10.27
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class X	Actual	$1,000.00	$1,069.50	2.00%	$10.26
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

36

Strategic Partners Equity Income Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,101.50	1.42%	$7.40
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

Class B	Actual	$1,000.00	$1,097.10	2.17%	$11.28
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class C	Actual	$1,000.00	$1,098.00	2.17%	$11.29
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class L	Actual	$1,000.00	$1,100.70	1.67%	$8.70
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class M	Actual	$1,000.00	$1,097.10	2.17%	$11.28
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class X	Actual	$1,000.00	$1,097.30	2.17%	$11.28
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Strategic Partners Balanced Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,059.50	1.41%	$7.20
	Hypothetical	$1,000.00	$1,017.86	1.41%	$7.05

Class B	Actual	$1,000.00	$1,056.40	2.16%	$11.01
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class C	Actual	$1,000.00	$1,056.50	2.16%	$11.01
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class L	Actual	$1,000.00	$1,059.00	1.66%	$8.47
	Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30

Class M	Actual	$1,000.00	$1,055.70	2.16%	$11.01
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class X	Actual	$1,000.00	$1,055.70	2.16%	$11.01
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

37

Fees and Expenses (continued)

Strategic Partners High Yield Bond Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,057.10	1.26%	$6.43
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$1,051.80	2.01%	$10.23
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class C	Actual	$1,000.00	$1,053.30	2.01%	$10.23
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class L	Actual	$1,000.00	$1,054.40	1.51%	$7.69
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class M	Actual	$1,000.00	$1,051.80	2.01%	$10.23
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class X	Actual	$1,000.00	$1,051.70	2.01%	$10.23
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Strategic Partners Money Market Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,016.00	1.14%	$5.70
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class C	Actual	$1,000.00	$1,012.30	2.01%	$10.03
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class D	Actual	$1,000.00	$1,014.80	1.51%	$7.54
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class L	Actual	$1,000.00	$1,014.80	1.51%	$7.54
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class M	Actual	$1,000.00	$1,012.30	2.01%	$10.03
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class X	Actual	$1,000.00	$1,012.30	2.01%	$10.03
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period) with the exception of the Strategic Partners Mid Cap Value Class Z “Actual” information, which reflects the 157-day period ended April 30, 2006, due to its inception date of November 25, 2005.

** Class Z shares commenced operations on November 25, 2005.

38

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 98.8%
Common Stocks — 97.9%
Australia — 2.3%
BHP Billiton Ltd.	152,000	$3,383,629
Macquarie Bank Ltd.	48,949	2,655,300
Sigma Pharmaceuticals Ltd.	217,539	446,243

		6,485,172

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	24,956	1,514,412
Raiffeisen International Bank Holding AG *	15,200	1,324,899

		2,839,311

Brazil — 1.9%
Companhia de Concessoes Rodviarias (CCR)	72,400	633,457
Gol-Linhas Aereas Inteligentes SA (a)	22,000	815,540
Localiza Rent A Car SA	18,900	394,844
Natura Cosmeticos SA	57,400	729,945
Petroleo Brasileiro SA	125,800	2,792,676

		5,366,462

Canada — 4.3%
Canadian National Railway Co.	141,000	6,322,016
Manulife Financial Corp.	66,100	4,315,818
Shoppers Drug Mart Corp.	30,500	1,208,488

		11,846,322

China — 0.6%
Foxconn International Holding Ltd. *	810,000	1,744,676

Columbia — 0.4%
Bancolombia SA, ADR	32,300	1,117,580

France — 10.0%
BNP Paribas	41,800	3,949,864
BNP Paribas *	4,320	394,318
Dassault Systemes SA	26,700	1,448,451
Essilor International SA	28,100	2,818,366
Eurazeo	11,800	1,426,915
Hermes International	360	92,380
Iliad SA	8,000	822,568
L’Oreal SA	84,400	7,826,251
LVMH Moet Hennessy Louis Vuitton SA	39,600	4,169,131
Technip SA	33,600	2,121,619
Vinci SA	28,400	2,821,583

		27,891,446

	Shares	Value (Note 2)

Germany — 9.4%
Bijou Brigitte AG	2,500	$717,539
Celesio AG	23,300	2,192,900
Continental AG	25,110	2,989,542
E.ON AG *	38,200	4,652,107
Qiagen NV *	88,000	1,311,163
SAP AG	37,400	8,172,285
Siemens AG	66,200	6,263,877

		26,299,413

Greece — 1.9%
Coca-Cola Hellenic Bottling Co. SA	64,800	2,123,920
EFG Eurobank Ergasias SA	38,140	1,519,556
National Bank of Greece SA *	31,700	1,574,122

		5,217,598

Hong Kong — 1.7%
China Life Insurance Co. Ltd. *	942,000	1,269,640
Esprit Holdings Ltd.	175,200	1,398,744
Li & Fung Ltd.	925,000	2,195,194

		4,863,578

India — 2.1%
Bharat Heavy Electricals Ltd.	32,600	1,701,735
Bharti Televentures *	116,800	1,055,362
HDFC Bank Ltd.	89,200	1,623,778
Housing Development Finance Corp. Ltd.	50,100	1,450,166

		5,831,041

Ireland — 1.6%
Anglo Irish Bank Corp. PLC	166,384	2,741,262
Ryanair Holdings PLC, ADR *(a)	35,500	1,671,340

		4,412,602

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	79,000	3,199,500

Italy — 3.0%
Luxottica Group SpA	163,800	4,872,835
Saipem SpA	142,400	3,560,719

		8,433,554

Japan — 20.1%
Aeon Credit Service Co. Ltd.	40,700	1,125,939
Aeon Mall Co. Ltd.	29,200	1,461,731
Chiyoda Corp.	61,000	1,371,449
Denso Corp.	130,800	5,134,818
Honeys Co., Ltd.	18,700	1,018,223
Hoya Corp.	72,000	2,915,031

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

JSR Corp.	56,000	$1,726,255
Keyence Corp.	11,690	3,067,643
KK DaVinci Advisors *	409	456,181
Komatsu Ltd.	172,000	3,678,215
Misumi Corp.	40,200	884,389
Mitsubishi UFG Financial Group, Inc.	438	6,885,522
NEOMAX Co. Ltd.	16,000	459,491
Nitto Denko Corp.	28,100	2,356,782
ORIX Corp.	25,100	7,538,928
Point, Inc.	11,900	842,348
Ryohin Keikaku Co. Ltd.	11,600	1,041,163
Sharp Corp.	274,400	4,817,333
Shimamura Co. Ltd.	5,100	628,850
Toyota Motor Corp.	100,400	5,872,428
United Arrows Ltd.	30,600	784,719
Yamada Denki Co. Ltd.	16,900	1,841,909

		55,909,347

Malaysia — 0.4%
Bumiputra - Commerce Holdings BHD	608,700	1,057,879

Mexico — 1.6%
America Movil SA de CV	980,300	1,808,694
Wal-Mart de Mexico SA de CV	929,900	2,650,856

		4,459,550

Netherlands — 0.5%
TomTom NV *	30,600	1,381,293

Norway — 2.4%
Statoil ASA *	203,750	6,708,825

Singapore — 1.0%
CapitaLand Ltd.	941,000	2,916,630

South Africa — 1.9%
MTN Group Ltd.	130,500	1,302,287
Naspers Ltd.	65,900	1,446,786
Sasol Ltd. *	59,800	2,516,324

		5,265,397

South Korea — 1.7%
Kookmin Bank *	17,410	1,559,738
Samsung Electronics Co. Ltd.	2,970	2,027,863
Shinsegae Co. Ltd.	2,300	1,124,152

		4,711,753

	Shares	Value (Note 2)

Spain — 2.0%
Grupo Ferrovial SA	17,800	$1,460,802
Industria de Diseno Textil SA	104,000	4,231,429

		5,692,231

Sweden — 1.6%
Capio AB *	31,100	612,779
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock) *	777,800	2,769,137
Modern Times Group AB (Class B Stock)	17,000	933,266

		4,315,182

Switzerland — 9.2%
EFG International *	33,100	987,502
Kuehne & Nagel International AG *	2,600	942,872
Nobel Biocare Holding AG *	5,500	1,359,257
Phonak Holding AG	16,600	1,030,640
Roche Holding AG	56,400	8,672,376
SGS SA *	2,050	2,028,181
Synthes, Inc.	24,200	3,004,999
UBS AG	63,560	7,533,720

		25,559,547

Taiwan — 1.7%
High Tech Computer Corp.	68,000	2,173,886
Himax Technologies, Inc., ADR	27,600	245,640
HON HAI Precision Industry Co. Ltd.	325,165	2,206,424

		4,625,950

United Kingdom — 12.5%
BG Group PLC	604,970	8,130,546
Cairn Energy PLC *	42,500	1,802,673
Carphone Warehouse Group	212,000	1,297,987
HBOS PLC	362,700	6,366,001
Northern Rock PLC	165,000	3,189,394
Reckitt Benckiser PLC	95,610	3,485,255
Rolls-Royce Group PLC *	665,800	5,785,289
Standard Chartered PLC	125,000	3,318,866
Tesco PLC	226,870	1,321,802

		34,697,813

Total Common Stocks (Cost $190,359,252)		272,849,652

Preferred Stocks — 0.9%
Austria — 0.3%
Erste Bank Der Oesterreichischen Sparkassen AG 3.89%	12,042	722,368

	Shares	Value (Note 2)

Brazil — 0.6%
Banco Itau Holding Financeira SA 2.10%	56,600	$1,815,431

Total Preferred Stocks (Cost $1,221,947)		2,537,799

Rights
Sweden
Capio AB - Rights expiring on 05/23/06 *(cost $0)	31,100	22,820

Total Long-Term Investments (Cost $191,581,199)		275,410,271

Short-Term Investment — 2.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $5,780,237; includes $3,022,730 of cash collateral received for securities on loan) (b)(w)	5,780,237	5,780,237

Total Investments — 100.9% (Cost $197,361,436; Note 5)		281,190,508
Liabilities In Excess of Other Assets — (0.9)%		(2,580,801)

Net Assets — 100.0%		$278,609,707

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,916,441; cash collateral of $3,022,730 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Financial - Bank & Trust	16.5%
Oil, Gas & Consumable Fuels	9.9
Retail	8.0
Automobile Manufacturers	7.2
Diversified Financial Services	6.2
Electrical Components & Equipment	5.2
Pharmaceuticals	5.0
Diversified Operations	5.0
Software	3.7
Telecommunications	3.1
Consumer Products & Services	3.1
Transportation	2.8
Medical Supplies & Equipment	2.8
Computers	2.1
Healthcare-Products	2.1
Affiliated Money Market Mutual Funds (1.1% represents (investments purchased with collateral received from securities on loan)	2.1
Building Materials	2.0
Insurance	2.0
Machinery & Equipment	1.9
Real Estate	1.6
Distribution/Wholesale	1.3
Household Products	1.3
Airlines	0.9
Media	0.9
Chemicals	0.8
Beverages	0.8
Commercial Services	0.7
Semiconductors	0.7
Metals & Mining	0.5
Food	0.5
Consulting Services	0.2

100.9%
Liabilities in Excess of Other Assets	(0.9)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 95.9%
Common Stocks
Advertising — 0.2%
Marchex, Inc. (Class B Stock)	12,880	$280,269

Aerospace — 0.5%
AAR Corp. *	22,131	590,455

Apparel — 0.5%
Iconix Brand Group, Inc. * (a)	30,570	525,804

Automobile Manufacturers — 0.8%
A.S.V., Inc. (a)	35,330	883,250

Automotive Parts — 0.3%
CSK Auto Corp. *	22,300	286,555

Banking — 1.0%
Virginia Commerce Bancorp., Inc. *	5,900	214,170
Wintrust Financial Corp.	17,900	926,325

		1,140,495

Biotechnology — 2.6%
Cambrex Corp.	56,155	1,138,823
Illumina, Inc. * (a)	31,812	1,006,214
Lifecell Corp. *	27,460	742,518

		2,887,555

Building Materials — 1.8%
Building Material Holding Corp. (a)	13,300	444,486
Genlyte Group, Inc.	5,850	403,124
Hexel Corp. *	27,870	615,648
U.S. Concrete, Inc.	36,960	507,091

		1,970,349

Business Services — 0.6%
Ctrip.com International Ltd., ADR (China) *	11,540	519,245
Harbor Florida Bancshares, Inc.	2,200	82,632
PRA International	1,750	40,705

		642,582

Commercial Services — 7.9%
AMN Healthcare Services, Inc. *	32,660	627,725
Arbitron, Inc.	7,600	271,016
Barrett Business Services	30,130	796,034
CRA International, Inc. *	23,551	1,148,347
Digitas, Inc.	42,000	592,620
FirstService Corp.	32,580	812,545
ICT Group, Inc. *	11,928	286,272
Korn/Ferry International *	19,750	414,750
Laureate Education, Inc. (a)	11,010	551,491
Mcgrath Rentcorp	23,410	629,495
Providence Service Corp.	17,000	532,440
Rollins, Inc.	33,980	688,095

	Shares	Value (Note 2)

Steiner Leisure Ltd.	15,930	$686,902
Team, Inc.	18,690	586,866
TeleTech Holdings, Inc. *	12,100	155,364

		8,779,962

Computer Services & Software — 7.6%
Computer Programs & Systems, Inc.	8,850	417,897
Concur Technologies, Inc. *	24,590	383,358
Equinix, Inc.	9,060	597,054
Hyperion Solutions Corp. *	24,598	753,191
Informatica Corp.	23,531	361,671
M-Systems Flash Disk Pioneers * (a)	19,360	667,339
Mantech International Corp. (Class A Stock) *	9,250	305,528
Microsemi Corp. * (a)	16,340	446,409
Neoware, Inc. *	23,540	510,112
Optimal Group, Inc. (Class A Stock)	45,090	693,935
Pdf Solutions, Inc. *	35,450	553,020
Radware Ltd *	26,200	415,270
Retalix Ltd. (a)	21,770	535,107
Synplicity, Inc.	74,250	486,337
The9 Ltd., ADR (China)* (a)	14,400	431,856
THQ, Inc. (a)	16,884	432,737
Ultimate Software Group, Inc. *	17,740	453,612

		8,444,433

Computers — 0.9%
Par Technology Corp. *	3,235	54,154
Radiant Systems, Inc. *	44,250	575,250
Sigma Designs, Inc. *	23,700	328,956

		958,360

Construction — 1.7%
Champion Enterprises, Inc. *	34,600	527,996
Shaw Group, Inc.	44,670	1,366,902

		1,894,898

Consumer Products & Services — 0.7%
Central Garden & Pet Co.	16,050	790,623

Distribution/Wholesale — 0.4%
Navarre Corp. (a)	113,038	445,370

Diversified Financial Services — 1.3%
Cohen & Steers, Inc.	28,205	722,894
GFI Group, Inc. *	12,030	684,267

		1,407,161

Diversified Machinery — 4.0%
Flow International Corp. * (a)	31,470	425,474
Gardner Denver, Inc.	21,169	1,577,725
Gehl Co. *	15,970	573,004

	Shares	Value (Note 2)

Intermec, Inc. *	46,153	$1,222,593
Regal-Beloit Corp.	14,050	655,573

		4,454,369

Education — 0.2%
Blackboard, Inc. * (a)	7,900	232,023

Electronic Components — 1.0%
IXYS Corp. *	19,450	196,640
Trimble Navigation Ltd. *	20,230	958,497

		1,155,137

Electronics — 3.0%
Coherent, Inc. * (a)	31,673	1,172,218
Itron, Inc. *	6,420	430,461
Novatel, Inc. *	3,600	123,912
Rogers Corp.	17,557	1,083,267
SRS Labs, Inc.	85,000	508,300

		3,318,158

Entertainment & Leisure — 2.4%
Century Casinos, Inc.	53,200	537,852
Progressive Gaming International, Corp. * (a)	50,000	544,500
Scientific Games Corp. (Class A Stock)	27,710	1,055,474
Shuffle Master, Inc. * (a)	13,756	508,284

		2,646,110

Financial – Bank & Trust — 2.6%
Boston Private Financial Holdings, Inc.	20,700	688,275
Glacier Bancorp, Inc.	10,500	318,780
PrivateBancorp, Inc.	18,670	826,148
Texas Capital Banshares, Inc. *	47,153	1,087,348

		2,920,551

Financial Services — 4.8%
Digital Insight, Corp. *	45,433	1,566,984
Financial Federal Corp. (a)	29,622	841,265
Portfolio Recovery Associates, Inc. *	14,100	725,445
Valueclick, Inc. * (a)	92,121	1,552,239
Websense, Inc. * (a)	24,226	602,258

		5,288,191

Healthcare Services — 1.3%
Connectics Corp *	14,250	215,888
Five Star Quality Care, Inc.	61,310	631,493
Healthways, Inc. * (a)	6,850	336,061

	Shares	Value (Note 2)

United Surgical Partners International, Inc. *	9,750	$321,847

		1,505,289

Healthcare – Products — 6.5%
Inverness Medical Innovations, Inc. *	32,622	848,172
Kensey Nash Corp. * (a)	25,200	760,284
Neurometrix, Inc. *	7,300	275,356
NuVasive, Inc. *	29,430	586,246
Orthovita, Inc. (a)	106,390	420,241
PolyMedica Corp.	15,910	657,242
PSS World Medical, Inc. * (a)	46,028	830,345
ResMed, Inc. *	13,150	567,422
Solexa, Inc. * (a)	36,630	344,688
SonoSite, Inc.	11,010	415,628
Spectranetics Corp.	58,260	748,641
Vital Signs, Inc.	14,880	739,536

		7,193,801

Insurance — 1.4%
Amerisafe, Inc. *	65,670	768,339
Navigators Group, Inc. *	15,980	756,014

		1,524,353

Internet Services — 4.0%
CNET Networks, Inc. * (a)	4,250	45,815
ivillage, Inc. *	3,900	32,994
J2 Global Communications, Inc. * (a)	18,666	916,314
Jupitermedia Corp. * (a)	65,288	1,150,374
NetFlix, Inc.* (a)	20,850	617,994
Nutri/System, Inc. * (a)	12,520	849,607
Online Resources Corp. *	54,379	705,296
TIBCO Software, Inc. *	10,700	92,234

		4,410,628

Internet Software & Services — 0.5%
Openwave Systems, Inc. *	27,436	510,584

Machinery — 0.5%
Intevac, Inc. *	19,320	542,892

Machinery & Equipment — 3.3%
Avocent Corp. *	37,086	999,097
Franklin Electric Co., Inc.	6,800	396,644
IDEX Corp.	13,815	701,802
JLG Industries, Inc.	21,900	628,092
Kennametal, Inc.	15,392	951,995

		3,677,630

Strategic Partners Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Medical Supplies & Equipment — 2.8%
Adeza Biomedical Corp. *	26,960	$461,825
Angiodynamics, Inc. *	15,210	472,574
Immucor, Inc. *	18,880	548,464
LCA-Vision, Inc. (a)	8,100	454,896
Mentor Corp.	27,845	1,206,524

		3,144,283

Metals & Mining — 0.8%
Dynamic Materials Corp. (a)	8,410	321,178
Ladish Company, Inc. *	14,900	531,483

		852,661

Miscellaneous Manufacturers — 0.5%
American Railcar Industries, Inc.	15,020	536,214

Office Equipment — 1.2%
Global Imaging Systems, Inc. *	35,538	1,327,344

Oil, Gas & Consumable Fuels — 8.1%
Berry Petroleum Co. (Class A Stock)	3,650	269,005
Cabot Oil & Gas Corp.	7,675	378,071
Comstock Resources, Inc. *	11,650	362,082
Frontier Oil Corp.	10,300	623,459
Hydril Co. *	18,635	1,493,782
Maverick Tube Corp. * (a)	10,620	577,940
Oil States International, Inc. * (a)	42,664	1,722,346
Parker Drilling Co.	6,000	50,400
St. Mary Land & Exploration Co.	10,850	457,436
Superior Energy Services, Inc.	59,096	1,899,936
Unit Corp. *	10,530	608,107
Warrior Energy Service, Corp. *	18,020	540,600

		8,983,164

Personal Services — 0.7%
Administaff, Inc.	6,500	375,375
Labor Ready, Inc. *	15,350	405,700

		781,075

Pharmaceuticals — 4.0%
American Medical Systems Holdings, Inc. *	72,606	1,612,579
HealthExtras, Inc.	24,133	701,305
I-Flow Corp. *	34,100	466,488
Integra LifeSciences Holdings Corp. *	28,795	1,208,238
United Therapeutics, Corp. *	8,400	500,220

		4,488,830

	Shares	Value (Note 2)

Real Estate Investment Trust — 1.0%
KKR Financial Corp. *	25,020	$540,432
RADvision Ltd. *	32,920	574,454

		1,114,886

Retail & Merchandising — 3.4%
Cache, Inc. *	41,020	815,068
GameStop Corp. (Class B Stock) *	9,200	390,724
Hibbett Sporting Goods, Inc. *	10,575	320,528
JOS. A. Bank Clothiers, Inc. *	12,421	521,682
Select Comfort Corp. * (a)	14,900	595,404
Stein Mart, Inc.	3,700	58,460
Tractor Supply Co.	17,270	1,118,923

		3,820,789

Semiconductors — 3.0%
Aeroflex, Inc. *	84,701	1,068,080
Anadigics, Inc. *	42,000	375,900
Emulex Corp. *	14,700	266,805
GSI Group, Inc. *	49,820	498,698
O2Micro International Ltd., ADR (Cayman Islands)*	57,040	612,609
Volterra Semiconductor Corp.	28,870	474,334

		3,296,426

Telecommunications — 2.3%
Dril-Quip, Inc. *	20,076	1,445,071
ID Systems, Inc. *	20,700	488,520
SafeNet, Inc. *	31,580	634,442

		2,568,033

Transportation — 3.8%
American Commercial Lines, Inc. *	12,920	696,776
Forward Air Corp.	25,669	1,031,124
Kirby Corp. *	4,350	320,595
Knight Transportation, Inc.	23,250	454,072
Old Dominion Freight Line *	19,025	612,605
Vitran Corp., Inc.	34,150	687,781
Werner Enterprises, Inc. *	20,629	395,664

		4,198,617

Total Long-Term Investments (Cost $90,389,294)		106,420,159

	Shares	Value (Note 2)

Short-Term Investment — 20.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $22,981,123; includes $18,308,138 of cash collateral received for securities on loan) (b)(w)	22,981,123	$22,981,123

Total Investments — 116.6% (Cost $95,062,279; Note 5)		129,401,282
Liabilities In Excess of Other Assets — (16.6)%		(18,399,053)

Net Assets — 100.0%		$111,002,229

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such is $17,887,630; cash collateral of $18,308,138 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (16.5% represents investment purchased with collateral received from securities on loan)	20.7%
Oil, Gas & Consumable Fuels	8.1
Commercial Services	7.9
Computer Services & Software	7.6
Healthcare-Products	6.5
Financial Services	4.8
Diversified Machinery	4.0
Internet Services	4.0
Pharmaceuticals	4.0
Transportation	3.8
Retail & Merchandising	3.4
Machinery & Equipment	3.3
Electronics	3.0
Semiconductors	3.0
Medical Supplies & Equipment	2.8
Biotechnology	2.6
Financial - Bank & Trust	2.6
Entertainment & Leisure	2.4
Telecommunications	2.3
Building Materials	1.8
Construction	1.7
Insurance	1.4
Diversified Financial Services	1.3
Healthcare Services	1.3
Office Equipment	1.2
Banking	1.0
Electronic Components	1.0
Real Estate Investment Trust	1.0
Computers	0.9
Automobile Manufacturers	0.8
Metals & Mining	0.8
Consumer Products & Services	0.7
Personal Services	0.7
Business Services	0.6
Aerospace	0.5
Apparel	0.5
Internet Software & Services	0.5
Machinery	0.5
Miscellaneous Manufacturers	0.5
Distribution/Wholesale	0.4
Automotive Parts	0.3
Advertising	0.2
Education	0.2

116.6%
Liabilities In Excess of Other Assets	(16.6)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 100.0%
Common Stocks
Advertising — 2.5%
Getty Images, Inc. * (a)	6,800	$435,268
Lamar Advertising Co. *	51,750	2,845,733

		3,281,001

Aerospace & Defense — 1.9%
Alliant Techsystems, Inc. * (a)	30,784	2,462,412

Apparel/Shoes — 2.8%
Chico’s FAS, Inc. *	48,750	1,806,675
Urban Outfitters, Inc. *	76,300	1,770,160

		3,576,835

Audio & Visual Equipment — 1.8%
Harman International Industries, Inc.	26,900	2,366,931

Audio Technology — 1.1%
Dolby Laboratories, Inc. (Class A Stock) *	59,500	1,400,630

Auto Parts & Related — 1.5%
Gentex Corp.	128,700	1,886,742

Banks — 1.5%
Commerce Bancorp, Inc. (a)	23,500	947,990
TCF Financial Corp.	35,300	948,158

		1,896,148

Beverages — 2.0%
Fortune Brands, Inc.	32,700	2,625,810

Biotechnology — 1.4%
MedImmune, Inc. *	55,500	1,746,585

Broadcasting & Cable/Satellite TV — 4.0%
Entravision Communications Corp. (Class A Stock) *	242,825	2,034,873
Univision Communications, Inc. (Class A Stock) *	22,375	798,564
XM Satellite Radio Holdings, Inc. (Class A Stock) (a)	112,100	2,266,662

		5,100,099

Business Software and Services — 3.2%
ChoicePoint, Inc. *	41,200	1,814,036
Cognizant Technology Solutions Corp. * (a)	37,000	2,353,570

		4,167,606

Commercial Services — 5.4%
Alliance Data Systems Corp. * (a)	46,600	2,563,000
ARAMARK Corp. (Class B Stock)	79,150	2,224,906

	Shares	Value (Note 2)

Iron Mountain, Inc. *	53,837	$2,105,027
Suntech Power Holdings Co., ADR * (China)	1,400	48,006

		6,940,939

Computer Hardware — 1.4%
Avocent Corp. *	30,300	816,282
Zebra Technologies Corp. (Class A Stock) *	26,600	1,055,754

		1,872,036

Computer Services — 3.3%
Ceridian Corp. *	85,000	2,059,550
MoneyGram International, Inc.	63,200	2,142,480

		4,202,030

Computer Software — 5.6%
Activision, Inc. * (a)	163,433	2,319,114
Cogent, Inc. * (a)	75,744	1,239,172
Cognos, Inc. * (Canada)	56,800	2,116,936
NAVTEQ Corp. * (a)	23,800	988,176
Salesforce.com, Inc. *	15,600	546,780

		7,210,178

Consumer Products & Services — 0.9%
Weight Watchers	23,800	1,174,530

Consumer Services — 0.9%
VCA Antech, Inc. *	38,200	1,187,638

Drugs & Medicine — 1.0%
OSI Pharmaceuticals, Inc. * (a)	46,800	1,243,476

Electronic Components & Equipment — 0.5%
Jabil Circuit, Inc. *	16,800	655,032

Exploration & Production — 1.0%
Dresser Rand Group, Inc. *	51,800	1,293,446

Food — 1.3%
Hershey Foods Corp.	31,000	1,653,540

Gaming/Lodging — 2.3%
Harrah’s Entertainment, Inc.	22,575	1,843,023
Hilton Hotels Corp.	25,900	697,746
Marriott International, Inc. (Class A Stock)	6,550	478,609

		3,019,378

Healthcare Services — 2.5%
Covance, Inc.	25,100	1,464,585
Omnicare, Inc. (a)	32,000	1,814,720

		3,279,305

	Shares	Value (Note 2)

Insurance — 0.9%
Willis Group Holdings Ltd. (United Kingdom)	32,775	$1,152,041

Internet & Online — 1.1%
CNET Networks, Inc. *	134,400	1,448,832

Manufacturing — 5.2%
American Standard Cos., Inc.	53,170	2,314,490
Pentair, Inc.	41,700	1,596,276
Rockwell Automation, Inc.	37,600	2,724,496

		6,635,262

Medical Products — 7.7%
Advanced Medical Optics, Inc. * (a)	43,300	2,017,780
Bard (C.R.), Inc.	35,400	2,635,884
Fisher Scientific International, Inc. * (a)	39,376	2,777,977
Gen-Probe, Inc.	17,200	919,684
St. Jude Medical, Inc. *	38,900	1,535,772

		9,887,097

Medical Supplies & Equipment — 2.7%
Biomet, Inc. (a)	24,500	910,910
Charles River Laboratories International, Inc. * (a)	54,225	2,562,131

		3,473,041

Networking/Telecommunications Equipment — 4.8%
Amphenol Corp.	47,800	2,762,840
FLIR Systems, Inc. * (a)	57,546	1,407,000
Research in Motion Ltd. *	26,900	2,061,347

		6,231,187

Oil & Gas — 3.3%
Chesapeake Energy Corp. (a)	40,500	1,283,040
Hugoton Royalty Trust *	1,134	31,365
Newfield Exploration Co. *	20,900	932,140
Quicksilver Resources, Inc. * (a)	29,200	1,210,048
XTO Energy, Inc.	19,033	806,048

		4,262,641

Oil Well Services & Equipment — 7.8%
Cooper Cameron Corp. * (a)	54,000	2,712,960
Grant Prideco, Inc. *	25,900	1,326,080
Smith International, Inc.	61,650	2,603,479
Weatherford International Ltd.	63,200	3,345,176

		9,987,695

Producer Goods — 2.0%
Grainger, (W.W.), Inc.	34,140	2,626,049

	Shares	Value (Note 2)

Restaurants — 1.2%
Chang’s China Bistro, (P.F.), Inc. * (a)	35,400	$1,508,394

Retailing — 2.1%
Williams-Sonoma, Inc. *	63,585	2,662,304

Semiconductors — 5.4%
Advanced Micro Devices, Inc. * (a)	26,000	841,100
Linear Technology Corp.	80,100	2,843,550
Marvell Technology Group Ltd. * (Bermuda)	22,200	1,267,398
Microchip Technology, Inc.	17,500	652,050
Xilinx, Inc. (a)	49,200	1,361,364

		6,965,462

Semiconductors/Semi Cap Equipment — 2.5%
Formfactor, Inc. *	25,900	1,079,771
Tessera Technologies, Inc. * (a)	64,957	2,083,171

		3,162,942

Telecommunications — 3.5%
Crown Castle International Corp. *	70,150	2,360,547
Neustar, Inc. (Class A Stock) *	59,500	2,088,450

		4,448,997

Total Long-Term Investments (Cost $105,230,710)		128,694,271

SHORT-TERM INVESTMENT — 28.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $35,993,253; includes $35,801,659 of cash collateral received for securities on loan) (b)(w)	35,993,253	35,993,253

Total Investments — 128.0% (Cost $141,223,963; Note 5)		164,687,524
Liabilities In Excess of Other Assets — (28.0)%		(36,023,938)

Net Assets — 100.0%		$128,663,586

Strategic Partners Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,311,139; cash collateral of $35,801,659 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (27.8% represents investment purchased with collateral received from securities on loan)	28.0%
Medical Products	7.7
Computer Software	5.6
Commercial Services	5.4
Manufacturing	5.2
Oil Well Services & Equipment	5.2
Networking/Telecommunications Equipment	4.8
Semiconductors	4.8
Broadcasting & Cable/Satellite TV	4.0
Telecommunications	3.5
Computer Services	3.3
Oil & Gas	3.3
Business Software and Services	3.2
Apparel/Shoes	2.8
Medical Supplies & Equipment	2.7
Oil, Gas & Consumable Fuels	2.6
Advertising	2.5
Healthcare Services	2.5
Semiconductors/Semi Cap Equipment	2.5
Retailing	2.1
Beverages	2.0
Producer Goods	2.0
Aerospace & Defense	1.9
Audio & Visual Equipment	1.8
Gaming/Lodging	1.8
Auto Parts & Related	1.5
Banks	1.5
Biotechnology	1.4
Computer Hardware	1.4
Food	1.3
Restaurants	1.2
Audio Technology	1.1
Internet & Online	1.1
Drugs & Medicine	1.0
Exploration & Production	1.0
Consumer Products & Services	0.9
Consumer Services	0.9
Insurance	0.9
Semiconductors & Semiconductor Equipment	0.6
Electronic Equipment & Instruments	0.5
Hotels, Restaurants & Leisure	0.5

128.0%
Liabilities In Excess of Other Assets	(28.0)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 100.3%
Common Stocks
Automotive Parts — 2.9%
Advance Auto Parts, Inc. *	155,250	$6,244,155
Johnson Controls, Inc.	72,800	5,936,840

		12,180,995

Beverages — 1.3%
Constellation Brands, Inc. (Class A Stock)	216,300	5,342,610

Business Services — 0.3%
Manpower, Inc.	18,700	1,218,305

Cable Television — 0.6%
Cablevision Systems New York Group (Class A Stock) *	124,000	2,513,480

Commercial Services — 0.5%
United Rentals, Inc. *	55,200	1,968,984

Communication Equipment — 0.8%
Avaya, Inc. *(a)	280,100	3,361,200

Computer Hardware — 1.4%
Ingram Micro, Inc. (Class A Stock) *	55,300	1,016,967
Lexmark International, Inc. (Class A Stock) *(a)	104,500	5,089,150

		6,106,117

Computer Services & Software — 3.1%
Activision, Inc. *	359,800	5,105,562
BEA Systems, Inc. *	124,900	1,654,925
Computer Sciences Corp. *	18,500	1,083,175
Take-Two Interactive Software, Inc. *(a)	222,200	3,788,510
Tech Data Corp. *	41,900	1,538,568

		13,170,740

Conglomerates — 0.7%
Cendant Corp.	179,300	3,125,199

Construction — 12.1%
Beazer Homes USA, Inc. (a)	31,200	1,798,056
Centex Corp.	124,900	6,944,440
Chicago Bridge & Iron Co. NV (Netherlands)	273,200	6,548,604
Hovnanian Enterprises, Inc. (Class A Stock) *	141,300	5,619,501
KB Home	94,900	5,842,993
Lennar Corp. (Class A Stock) (a)	136,400	7,492,452
Masco Corp.	109,400	3,489,860
NVR, Inc. *	8,000	6,040,000

	Shares	Value (Note 2)

Pulte Homes, Inc.	196,800	$7,350,480

		51,126,386

Consumer Products & Services — 2.0%
Jarden Corp. *(a)	101,400	3,447,600
Whirlpool Corp. (a)	56,400	5,061,900

		8,509,500

Diversified Machinery — 2.3%
Ingersoll-Rand Co. Ltd. (Class A Stock)	111,900	4,895,625
The Manitowoc Company, Inc.	98,300	4,874,697

		9,770,322

Electronic Components — 1.4%
Duke Energy Corp.	50,856	1,480,927
International Rectifier Corp. *(a)	95,400	4,312,080

		5,793,007

Entertainment & Leisure — 1.2%
Harley-Davidson, Inc.	102,600	5,216,184

Financial – Bank & Trust — 2.8%
Hudson City Bancorp, Inc.	544,200	7,297,722
Washington Mutual, Inc.	100,500	4,528,530

		11,826,252

Financial Services — 3.1%
Ambac Financial Group, Inc.	9,350	770,066
Bear Stearns Cos., Inc.	40,100	5,714,651
IndyMac Bancorp, Inc. (a)	134,000	6,474,880

		12,959,597

Food – Wholesale — 0.8%
NBTY, Inc. *	159,100	3,603,615

Food Products — 0.2%
ConAgra Foods, Inc.	41,700	945,756

Gas Utilities — 1.1%
National Fuel Gas Co.	135,300	4,498,725

Healthcare Services — 5.9%
Aetna, Inc. *	133,300	5,132,050
Coventry Health Care, Inc. *	125,850	6,250,969
Lifepoint Hospitals, Inc. *	130,400	4,133,680
Omnicare, Inc.	121,300	6,878,923
Triad Hospitals, Inc. *	64,800	2,669,760

		25,065,382

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	56,000	2,621,920

Strategic Partners Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Insurance — 2.4%
Endurance Specialty Holdings Ltd. (Bermuda)	183,700	5,687,352
PMI Group, Inc. (The)	94,500	4,361,175

		10,048,527

Internet Services — 1.7%
Check Point Software Technologies Ltd. *	265,700	5,141,295
McAfee, Inc. *	77,400	2,019,366

		7,160,661

Machinery & Equipment — 5.5%
Eaton Corp.	67,300	5,158,545
Joy Global, Inc. (a)	152,800	10,037,432
Terex Corp. *	93,400	8,083,770

		23,279,747

Metals & Mining — 6.4%
Arch Coal, Inc.	123,000	11,683,770
Foundation Coal Holdings, Inc.	70,900	3,594,630
Phelps Dodge Corp.	96,700	8,334,573
Timken Co.	101,500	3,542,350

		27,155,323

Oil & Gas — 16.4%
BJ Services Co.	39,900	1,518,195
Cabot Oil & Gas Corp.	13,500	665,010
Canadian Natural Resources Ltd.	180,500	10,866,100
Denbury Resources, Inc.	268,600	8,756,360
General Maritime Corp.	62,000	2,059,640
Hugoton Royalty Trust	9,980	275,947
Kerr-McGee Corp.	2,000	199,720
Murphy Oil Corp.	23,600	1,184,248
Noble Energy, Inc.	36,800	1,655,264
NRG Energy, Inc. *(a)	72,100	3,431,239
Quicksilver Resources, Inc. *(a)	177,250	7,345,240
Southwestern Energy Co. *	174,100	6,271,082
Sunoco, Inc.	52,000	4,214,080
Talisman Energy, Inc. (Canada)	142,600	8,054,048
Williams Cos., Inc.	267,700	5,870,661
XTO Energy, Inc.	167,466	7,092,185

		69,459,019

Pharmaceuticals — 1.3%
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	112,200	5,313,792

Printing & Publishing — 0.2%
Knight-Ridder, Inc.	15,000	930,000

	Shares	Value (Note 2)

Real Estate Investment Trust — 3.4%
Colonial Properties Trust (a)	75,700	$3,727,468
Developers Diversified Realty Corp.	73,300	3,899,560
Equity Office Properties Trust	27,200	878,560
First Industrial Realty Trust, Inc.	23,900	937,836
iStar Financial, Inc.	97,900	3,745,654
Trizec Properties, Inc.	53,300	1,333,566

		14,522,644

Retail & Merchandising — 6.8%
Aeropostale, Inc. *	104,900	3,221,479
Dollar Tree Stores, Inc. *	30,100	784,707
Foot Locker, Inc.	38,500	892,430
Gap, Inc.	234,500	4,242,105
Hot Topic, Inc. *(a)	255,700	3,792,031
Ross Stores, Inc.	159,700	4,893,208
TJX Cos., Inc.	280,900	6,778,117
Yum! Brands, Inc.	81,000	4,186,080

		28,790,157

Schools — 0.7%
Career Education Corp. *(a)	82,800	3,052,836

Telecommunications — 1.9%
Amdocs Ltd. *	82,600	3,072,720
Arris Group, Inc.	430,600	5,102,610

		8,175,330

Transportation — 0.9%
Frontline Ltd. (a)	99,800	3,209,568
Ship Finance International Ltd.	16,850	286,956
Teekay Shipping Corp. (a)	3,300	126,951

		3,623,475

Utilities — 7.6%
DPL, Inc. (a)	174,600	4,743,882
Edison International	87,800	3,547,998
Peabody Energy Corp.	165,100	10,543,285
The Mirant Corp.	177,000	4,347,120
TXU Corp.	180,000	8,933,400

		32,115,685

Total Long-Term Investments (Cost $344,510,883)		424,551,472

	Shares	Value (Note 2)

Short-Term Investment — 17.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $72,820,039; includes $70,717,317 of cash collateral received for securities on loan) (b)(w)	72,820,039	$72,820,039

Total Investments — 117.5% (Cost $417,330,922; Note 5)		497,371,511
Liabilities In Excess of Other Assets — (17.5)%		(74,127,268)

Net Assets — 100.0%		$423,244,243

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $68,505,453; cash collateral of $70,717,317 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (16.7% represents investment purchased with collateral received from securities on loan)	17.2%
Oil & Gas	16.4
Construction	12.1
Utilities	7.6
Retail & Merchandising	6.8
Metals & Mining	6.4
Healthcare Services	5.9
Machinery & Equipment	5.5
Real Estate Investment Trust	3.4
Computer Services & Software	3.1
Financial Services	3.1
Automotive Parts	2.9
Financial - Bank & Trust	2.8
Insurance	2.4
Diversified Machinery	2.3
Consumer Products & Services	2.0
Telecommunications	1.9
Internet Services	1.7
Computer Hardware	1.4
Electronic Components	1.4
Beverages	1.3
Pharmaceuticals	1.3
Entertainment & Leisure	1.2
Gas Utilities	1.1
Transportation	0.9
Communication Equipment	0.8
Food - Wholesale	0.8
Conglomerates	0.7
Schools	0.7
Cable Television	0.6
Hotels, Restaurants & Leisure	0.6
Commercial Services	0.5
Business Services	0.3
Food Products	0.2
Printing & Publishing	0.2

117.5%
Liabilities In Excess of Other Assets	(17.5)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 97.1%
Common Stocks
Business Services — 5.9%
Accenture Ltd. (Class A Stock) *	14,400	$418,608
Automatic Data Processing, Inc.	10,400	458,432

		877,040

Computer Hardware — 8.5%
Apple Computer, Inc. *	7,700	542,003
Dell, Inc. *	7,500	196,500
Hewlett-Packard Co.	8,600	279,242
Seagate Technology *	8,800	233,728

		1,251,473

Computer Services & Software — 21.9%
Adobe Systems, Inc.	11,200	439,040
Avid Technology, Inc. *	3,500	134,925
Citrix Systems, Inc.	5,600	223,552
Cognizant Technology Solutions Corp. *	6,600	419,826
Electronic Arts, Inc. *	6,100	346,480
EMC Corp. *	28,900	390,439
Infosys Technologies Ltd., ADR (India)	3,600	283,140
Microsoft Corp.	12,500	301,875
Red Hat, Inc. *	4,500	132,255
Salesforce.com, Inc. *	4,200	147,210
SAP AG, ADR (Germany)	7,600	415,188

		3,233,930

Computers – Networking — 7.6%
Cisco Systems, Inc. *	17,800	372,910
Juniper Networks, Inc. *	20,300	375,144
Network Appliance, Inc. *	10,200	378,114

		1,126,168

Electronics — 2.9%
Garmin Ltd.	5,000	431,800

Internet Services — 11.0%
Akamai Technologies, Inc. *	8,900	299,841
Checkfree Corp. *	8,100	436,347
Digital Insight, Corp. *	1,100	37,939
Google, Inc. (Class A Stock) *	900	376,146
Yahoo!, Inc. *	14,700	481,866

		1,632,139

Pharmaceuticals — 3.3%
Amgen, Inc. *	2,100	142,170
Genentech, Inc. *	2,300	183,333

	Shares	Value (Note 2)

Teva Pharmaceutical Industries Ltd., ADR (Israel)	3,900	$157,950

		483,453

Semiconductors — 19.1%
Advanced Micro Devices, Inc. *	6,700	216,745
Broadcom Corp., (Class A Stock) *	11,000	452,210
Intel Corp.	5,700	113,886
Marvell Technology Group Ltd. * (Bermuda)	8,100	462,429
MEMC Electronic Materials, Inc. *	6,400	259,840
National Semiconductor Corp.	8,500	254,830
Sirf Technology Holdings, Inc.	2,600	88,790
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	55,800	584,784
Texas Instruments, Inc.	11,200	388,752

		2,822,266

Telecommunications — 16.9%
Amdocs Ltd. *	11,400	424,080
Comverse Technology, Inc. *	18,200	412,230
Corning, Inc. *	26,900	743,247
Motorola, Inc.	16,400	350,140
QUALCOMM, Inc.	11,200	575,008

		2,504,705

Total Long-Term Investments (Cost $10,388,782)		14,362,974

Short-Term Investment — 6.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $913,367) (w)	913,367	913,367

Total Investments — 103.3% (Cost $11,302,149; Note 5)		15,276,341
Liabilities In Excess of Other Assets — (3.3)%		(494,262)

Net Assets — 100.0%		$14,782,079

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Computer Services & Software	21.9%
Semiconductors	19.1
Telecommunications	16.9
Internet Services	11.0
Computer Hardware	8.5
Computers - Networking	7.6
Affiliated Money Market Mutual Fund	6.2
Business Services	5.9
Pharmaceuticals	3.3
Electronics	2.9

103.3%
Liabilities In Excess of Other Assets	(3.3)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 91.8%
Common Stocks
Advertising — 0.3%
Lamar Advertising Co. *	1,320	$72,587

Automobile Manufacturers — 0.9%
PACCAR, Inc.	2,940	211,474

Biotechnology — 5.3%
Amgen, Inc. *	8,820	597,114
Biogen Idec, Inc. *	5,760	258,336
Genzyme Corp. *	4,980	304,577
MedImmune, Inc. *	4,080	128,397

		1,288,424

Broadcasting — 1.0%
Discovery Holding Co. (Class A Stock) *	3,660	54,534
Sirius Satellite Radio, Inc.	22,320	104,457
XM Satellite Radio Holdings, Inc. (Class A Stock)	4,140	83,711

		242,702

Cable Television — 0.3%
Liberty Global, Inc. (Class A Stock) *	3,720	77,041

Chemicals — 0.3%
Sigma-Aldrich Corp. *	1,020	69,982

Commercial Services — 1.5%
Apollo Group, Inc. (Class A Stock) *	2,700	147,528
Paychex, Inc.	5,580	225,376

		372,904

Computer Services & Software — 1.7%
Activision, Inc. *	3,840	54,489
Autodesk, Inc.	3,720	156,389
Cognizant Technology Solutions Corp. *	2,100	133,581
Red Hat, Inc. *	2,700	79,353

		423,812

Computers — 9.7%
Apple Computer, Inc. *	18,300	1,288,137
Dell, Inc. *	13,380	350,556
Network Appliance, Inc. *	6,060	224,644
Research in Motion Ltd. *	2,880	220,694
SanDisk Corp.	2,760	176,171
Sun Microsystems, Inc.	23,280	116,400

		2,376,602

	Shares	Value (Note 2)

Distribution/Wholesale — 0.8%
CDW Corp.	1,320	$78,567
Fastenal Co.	2,220	103,918

		182,485

Electronic Components & Equipment — 0.6%
American Power Conversion Corp.	3,060	68,054
Cadence Design Systems, Inc. *	4,620	87,457

		155,511

Electronics — 1.0%
Flextronics International Ltd. *	9,720	110,419
Garmin Ltd.	1,560	134,722

		245,141

Entertainment & Leisure — 0.5%
Wynn Resorts Ltd. *	1,680	127,865

Food — 0.5%
Whole Foods Market, Inc.	2,100	128,898

Healthcare Services — 0.2%
Lincare Holdings, Inc.	1,440	56,923

Healthcare-Products — 0.8%
Biomet, Inc.	5,160	191,849

Internet Services — 11.4%
Akamai Technologies, Inc. *	2,280	76,813
Amazon.Com, Inc. *	4,260	149,995
Check Point Software Technologies Ltd. *	3,720	71,982
Checkfree Corp. *	1,320	71,108
eBay, Inc. *	16,200	557,442
Expedia, Inc. *	5,280	98,472
Google, Inc. (Class A Stock) *	1,860	777,369
IAC/InterActiveCorp	5,160	148,969
Monster Worldwide, Inc. *	2,100	120,540
Symantec Corp. *	16,860	276,167
VeriSign, Inc. *	3,600	84,672
Yahoo!, Inc. *	10,560	346,157

		2,779,686

Machinery & Equipment — 0.5%
Joy Global, Inc.	1,860	122,183

Media — 2.3%
Comcast Corp. (Class A Stock)	14,760	456,822
EchoStar Communications Corp. (Class A Stock)	3,360	103,824

		560,646

	Shares	Value (Note 2)

Medical Supplies & Equipment — 0.6%
Intuitive Surgical, Inc.	540	$68,580
Patterson Cos, Inc. *	2,040	66,463

		135,043

Oil & Gas — 0.4%
Patterson-UTI Energy, Inc.	2,700	87,372

Pharmaceuticals — 5.5%
Amylin Pharmaceuticals, Inc. *	1,800	78,390
Celgene Corp. *	5,280	222,605
Express Scripts, Inc.	2,040	159,405
Gilead Sciences, Inc. *	7,020	403,650
Sepracor, Inc. *	1,620	72,317
Teva Pharmaceutical Industries Ltd., ADR (Israel)	9,720	393,660

		1,330,027

Precious Metals — 0.3%
Dentsply International, Inc.	1,140	68,024

Retail — 7.4%
Bed Bath & Beyond, Inc. *	6,180	237,003
Costco Wholesale, Inc.	3,840	209,011
PetSmart, Inc.	2,160	59,746
Ross Stores, Inc.	2,220	68,021
Sears Holdings Corp. *	2,580	370,720
Staples, Inc.	7,560	199,659
Starbucks Corp. *	16,440	612,719
Urban Outfitters, Inc. *	2,640	61,248

		1,818,127

Semiconductors — 11.5%
Altera Corp.	7,860	171,662
Applied Materials, Inc. *	12,720	228,324
ATI Technologies, Inc. *	3,840	59,597
Broadcom Corp., (Class A Stock) *	6,540	268,859
Intel Corp.	31,860	636,563
KLA-Tencor Corp. *	3,720	179,155
Lam Research Corp.	2,220	108,514
Linear Technology Corp.	6,300	223,650
Marvell Technology Group Ltd. *	4,260	243,203
Maxim Integrated Products, Inc.	6,960	245,410
Microchip Technology, Inc.	2,760	102,838
Nvidia Corp.	5,160	150,775
Xilinx, Inc.	7,080	195,904

		2,814,454

	Shares	Value (Note 2)

Software — 12.8%
Adobe Systems, Inc.	9,120	$357,504
BEA Systems, Inc.	6,360	84,270
Citrix Systems, Inc.	3,240	129,341
Electronic Arts, Inc. *	4,740	269,232
Fiserv, Inc. *	3,540	159,583
Intuit, Inc. *	3,420	185,262
Microsoft Corp.	55,020	1,328,733
Oracle Corp. *	33,300	485,847
Pixar, Inc. *	1,860	119,579

		3,119,351

Telecommunications — 12.2%
Cisco Systems, Inc. *	33,960	711,462
Comverse Technology, Inc. *	3,240	73,386
JDS Uniphase Corp.	29,700	103,653
Juniper Networks, Inc. *	5,700	105,336
NII Holdings, Inc. *	2,280	136,572
NTL, Inc. *	4,800	131,904
QUALCOMM, Inc.	30,900	1,586,406
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	1,680	59,590
Tellabs, Inc. *	3,960	62,766

		2,971,075

Textiles — 0.5%
Cintas Corp.	3,120	130,978

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	2,580	114,423
Expeditors International of Washington, Inc.	1,620	138,688

		253,111

Total Long-Term Investments (Cost $14,563,740)		22,414,277

Short-Term Investment — 6.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $1,501,648) (w)	1,501,648	1,501,648

Total Investments — 97.9% (Cost $16,065,388; Note 5)		23,915,925
Other Assets In Excess of Liabilities (u) — 2.1%		502,259

Net Assets — 100.0%		$24,418,184

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(u)	Other assets in excess of liabilities includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2005	Unrealized Appreciation

Long Positions: 48	NASDAQ 100	Jun 06	$8,035,850	$8,212,800	$176,950	(1)

(1)	Cash of $615,000 has been segregated with the custodian to cover requirements for open futures contracts at April 30, 2006.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2006 were as follows:

Software	12.8%
Telecommunications	12.2
Semiconductors	11.5
Internet Services	11.4
Computers	9.7
Retail	7.4
Affiliated Money Market Mutual Fund	6.1
Pharmaceuticals	5.5
Biotechnology	5.3
Media	2.3
Computer Services & Software	1.7
Commercial Services	1.5
Broadcasting	1.0
Electronics	1.0
Transportation	1.0
Automobile Manufacturers	0.9
Distribution/Wholesale	0.8
Healthcare-Products	0.8
Electronic Components & Equipment	0.6
Medical Supplies & Equipment	0.6
Entertainment & Leisure	0.5
Food	0.5
Machinery & Equipment	0.5
Textiles	0.5
Oil & Gas	0.4
Advertising	0.3
Cable Television	0.3
Chemicals	0.3
Precious Metals	0.3
Healthcare Services	0.2

97.9%
Other Assets In Excess of Liabilities	2.1

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.4%
Common Stocks
Aerospace — 5.4%
General Dynamics Corp.	249,484	$16,371,140
Lockheed Martin Corp.	111,794	8,485,165
United Technologies Corp.	136,741	8,588,702

		33,445,007

Cable Television — 1.4%
Comcast Corp.	284,182	8,795,433

Chemicals — 0.1%
Air Products & Chemicals, Inc.	12,317	843,961

Construction — 3.6%
KB Home (a)	148,990	9,173,314
Lennar Corp. (Class A Stock) (a)	181,346	9,961,336
Toll Brothers, Inc. *	98,922	3,180,342

		22,314,992

Consumer Products & Services — 4.2%
Procter & Gamble Co.	447,406	26,043,503

Entertainment & Leisure — 4.0%
Las Vegas Sands Corp.	180,478	11,696,779
Wynn Resorts Ltd. * (a)	175,000	13,319,250

		25,016,029

Financial – Bank & Trust — 4.2%
UBS AG, ADR (Switzerland)	224,551	26,238,784

Financial Services — 11.2%
Chicago Mercantile Exchange Holdings, Inc. (a)	34,125	15,629,250
Goldman Sachs Group, Inc.	119,910	19,220,374
Lehman Brothers Holdings, Inc.	150,774	22,789,490
SLM Corp.	223,899	11,839,779

		69,478,893

Food — 0.3%
Archer-Daniels-Midland Co.	49,967	1,815,801

Healthcare Services — 6.5%
UnitedHealth Group, Inc.	810,473	40,312,927

Hotels & Motels — 5.1%
Four Seasons Hotels, Inc. (Canada) (a)	281,463	15,204,631
MGM Mirage, Inc. *	363,037	16,300,362

		31,504,993

Insurance — 1.3%
Genworth Financial, Inc. (Class A Stock)	48,343	1,604,987

	Shares	Value (Note 2)

Progressive Corp.	61,275	$6,650,176

		8,255,163

Machinery & Equipment — 4.0%
Caterpillar, Inc.	248,787	18,843,128
Deere & Co.	68,431	6,006,873

		24,850,001

Manufacturing — 0.7%
Coach, Inc. *	137,991	4,556,463

Medical Supplies & Equipment — 2.3%
Genzyme Corp. *	91,170	5,575,957
Medtronic, Inc. (a)	176,650	8,853,698

		14,429,655

Metals & Mining — 2.3%
Companhia Vale Do Rio Doce, ADR (Brazil)	125,048	6,442,473
Peabody Energy Corp.	118,538	7,569,837

		14,012,310

Oil & Gas — 4.8%
Halliburton Co.	196,202	15,333,187
Schlumberger Ltd.	204,702	14,153,096

		29,486,283

Pharmaceuticals — 6.3%
Amylin Pharmaceuticals, Inc. * (a)	205,514	8,950,135
Genentech, Inc. *	377,357	30,079,126

		39,029,261

Railroads — 5.9%
Burlington North Santa Fe Corp.	272,119	21,641,624
Union Pacific Corp.	163,773	14,937,735

		36,579,359

Real Estate — 0.8%
St. Joe Co. (The) (a)	83,440	4,685,990

Restaurants — 4.0%
Starbucks Corp. *	256,786	9,570,414
Yum! Brands, Inc.	295,448	15,268,753

		24,839,167

Retail & Merchandising — 6.5%
Home Depot, Inc.	281,354	11,234,465
Lowe’s Cos., Inc.	301,021	18,979,374
Target Corp.	188,767	10,023,528

		40,237,367

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Semiconductors — 1.2%
Texas Instruments, Inc.	215,671	$7,485,940

Telecommunications — 7.9%
America Movil, Series L ADR (Mexico)	252,739	9,328,597
Cisco Systems, Inc. *	184,002	3,854,842
Motorola, Inc.	783,927	16,736,841
QUALCOMM, Inc.	375,952	19,301,376

		49,221,656

Transportation — 5.4%
FedEx Corp.	291,784	33,593,092

Total Long-Term Investments (Cost $438,677,820)		617,072,030

Short-Term Investment — 14.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $90,710,848; includes $86,613,296 of cash collateral received for securities on loan) (b)(w)	90,710,848	90,710,848

Total Investments — 114.0% (Cost $529,388,668; Note 5)		707,782,878
Liabilities In Excess of Other Assets — (14.0)%		(87,160,880)

Net Assets — 100.0%		$620,621,998

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $83,385,297; cash collateral of $86,613,296 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (14.0% represents investment purchased with collateral received from securities on loan)	14.6%
Financial Services	11.2
Telecommunications	7.9
Healthcare Services	6.5
Retail & Merchandising	6.5
Pharmaceuticals	6.3
Railroads	5.9
Aerospace	5.4
Transportation	5.4
Hotels & Motels	5.1
Oil & Gas	4.8
Consumer Products & Services	4.2
Financial - Bank & Trust	4.2
Entertainment & Leisure	4.0
Machinery & Equipment	4.0
Restaurants	4.0
Construction	3.6
Medical Supplies & Equipment	2.3
Metals & Mining	2.3
Cable Television	1.4
Insurance	1.3
Semiconductors	1.2
Real Estate	0.8
Manufacturing	0.7
Food	0.3
Chemicals	0.1

114.0%
Liabilities In Excess of Other Assets	(14.0)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 100.7%
Common Stocks
Beverages — 3.8%
PepsiCo, Inc.	186,770	$10,877,485

Biotechnology — 2.8%
Amgen, Inc. *	79,000	5,348,300
MedImmune, Inc. *	83,500	2,627,745

		7,976,045

Broadcasting & Cable/Satellite TV — 5.9%
Univision Communications, Inc. (Class A Stock) * (a)	285,687	10,196,169
XM Satellite Radio Holdings, Inc. (Class A Stock) (a)	326,210	6,595,966

		16,792,135

Commercial Services — 6.1%
McGraw-Hill Cos., Inc.	307,380	17,108,771

Computer Hardware — 0.9%
EMC Corp. *	192,680	2,603,107

Computer Services — 5.8%
First Data Corp.	343,070	16,361,008

Computer Software — 7.3%
Electronic Arts, Inc. *	164,330	9,333,944
Microsoft Corp.	465,726	11,247,283

		20,581,227

Computers — 2.6%
Research in Motion Ltd. *	96,890	7,424,681

Food — 1.4%
Wrigley, (Wm., Jr.) Co. *	69,100	3,252,537
Wrigley, (Wm., Jr.) Co., (Class B Stock)	17,275	816,676

		4,069,213

Gaming/Lodging — 8.0%
Carnival Corp. (a)	102,510	4,799,518
Cendant Corp.	368,490	6,422,781
Harrah’s Entertainment, Inc.	137,890	11,257,339

		22,479,638

Internet & Online — 5.0%
Google, Inc. (Class A Stock) *	16,180	6,762,269
Yahoo!, Inc. *	221,500	7,260,770

		14,023,039

	Shares	Value (Note 2)

Medical Products — 5.0%
Medtronic, Inc. (a)	155,850	$7,811,202
Stryker Corp.	143,600	6,282,500

		14,093,702

Movies & Entertainment — 3.7%
Time Warner, Inc. *	236,946	4,122,860
Viacom, Inc. (Class B Stock) *	161,395	6,428,363

		10,551,223

Networking/Telecom Equipment — 2.0%
Cisco Systems, Inc. *	271,210	5,681,850

Oil & Gas — 3.6%
Suncor Energy, Inc.	118,280	10,141,327

Oil Well Services & Equipment — 8.3%
Baker Hughes, Inc.	113,680	9,188,755
Schlumberger Ltd.	205,480	14,206,887

		23,395,642

Pharmacy Benefit Manager — 2.6%
Caremark Rx, Inc. *	160,710	7,320,340

Retailing — 4.0%
Lowe’s Cos., Inc.	90,530	5,707,917
Target Corp.	105,440	5,598,864

		11,306,781

Semiconductors — 6.1%
Linear Technology Corp.	178,690	6,343,495
Qualcomm, Inc.	212,460	10,907,696

		17,251,191

Specialty Finance — 11.2%
American Express Co.	104,650	5,631,216
Freddie Mac	295,000	18,012,700
Schwab, (Charles) Corp. (a)	442,220	7,915,738

		31,559,654

Telecommunications — 4.6%
American Tower Corp. (Class A Stock) (a)	192,970	6,587,996
Crown Castle International Corp. * (a)	192,110	6,464,501

		13,052,497

Total Long-Term Investments (Cost $230,541,585)		284,650,556

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Short-Term Investment — 10.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $29,252,394; includes $28,597,014 of cash collateral received for securities on loan) (b)(w)	29,252,394	$29,252,394

Total Investments — 111.0% (Cost $259,793,979; Note 5)		313,902,950
Liabilities In Excess of Other Assets — (11.0)%		(31,159,483)

Net Assets — 100.0%		$282,743,467

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,701,865; cash collateral of $28,597,014 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Specialty Finance	11.2%
Affiliated Money Market Mutual Fund (10.1% represents investment purchased with collateral received from securities on loan)	10.3
Oil Well Services & Equipment	8.3
Gaming/Lodging	8.0
Computer Software	7.3
Commercial Services	6.1
Semiconductors	6.1
Broadcasting & Cable/Satellite TV	5.9
Computer Services	5.8
Internet & Online	5.0
Medical Products	5.0
Telecommunications	4.6
Retailing	4.0
Beverages	3.8
Movies & Entertainment	3.7
Oil & Gas	3.6
Biotechnology	2.8
Computers	2.6
Pharmacy Benefit Manager	2.6
Networking/Telecom Equipment	2.0
Food	1.4
Computer Hardware	0.9

111.0%
Liabilities In Excess of Other Assets	(11.0)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.8%
Common Stocks
Advertising — 0.4%
Interpublic Group of Cos., Inc. (The) *	20,700	$198,306

Aerospace — 2.2%
Boeing Co.	5,500	458,975
Goodrich Corp.	8,975	399,387
Northrop Grumman Corp.	2,600	173,940

		1,032,302

Automotive Parts — 1.5%
American Axle & Manufacturing Holdings, Inc.	3,700	65,157
Autoliv, Inc.	3,500	193,550
BorgWarner, Inc.	3,100	188,263
Cooper Tire & Rubber Co.	5,600	71,120
Lear Corp.	3,225	76,046
Magna International, Inc. (Class A Stock)	1,700	133,365

		727,501

Beverages — 1.3%
Coca-Cola Co.	11,700	490,932
Molson Coors Brewing Co. (Class B Stock)	1,000	73,860
PepsiCo, Inc.	1,000	58,240

		623,032

Broadcasting — 1.3%
CBS Corp. (Class B Stock)	13,600	346,392
Viacom, Inc. (Class B Stock) *	6,800	270,844

		617,236

Building Materials — 0.2%
Martin Marietta Materials, Inc.	700	74,312

Cable Television — 0.9%
Comcast Corp. (Class A Stock) *	13,500	417,825

Chemicals — 0.8%
Lubrizol Corp. (The)	3,900	170,079
PPG Industries, Inc.	3,200	214,784

		384,863

Clothing & Apparel — 0.8%
Jones Apparel Group, Inc.	7,000	240,450
VF Corp.	1,900	116,261

		356,711

Computer Hardware — 2.7%
Hewlett-Packard Co.	33,500	1,087,745

	Shares	Value (Note 2)

International Business Machines Corp.	2,000	$164,680

		1,252,425

Computer Services & Software — 1.4%
Electronic Data Systems Corp.	15,400	417,032
Microsoft Corp.	10,300	248,745

		665,777

Conglomerates — 4.8%
Altria Group, Inc.	14,100	1,031,556
General Electric Co.	28,400	982,356
Textron, Inc.	2,500	224,875

		2,238,787

Consumer Products & Services — 1.0%
Clorox Co.	5,600	359,408
UST, Inc.	2,100	92,253

		451,661

Containers & Packaging — 1.0%
Crown Holdings, Inc. *	6,200	99,386
Owens-Illinois, Inc. *	10,450	191,026
Smurfit-Stone Container Corp. *	12,550	162,523

		452,935

Electronic Components & Equipment — 1.5%
Arrow Electronics, Inc. *	3,900	141,180
Celestica, Inc. *	5,900	66,434
Flextronics International Ltd. * (Singapore)	13,800	156,768
Sanmina-SCI Corp. *	35,100	182,169
Solectron Corp. *	36,500	146,000

		692,551

Entertainment & Leisure — 1.6%
Disney, (Walt) Co.	1,900	53,124
Mattel, Inc.	4,000	64,720
Time Warner, Inc.	37,900	659,460

		777,304

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	1,800	96,030

Financial – Bank & Trust — 11.2%
Bank of America Corp.	38,000	1,896,960
BB&T Corp.	4,600	197,524
Comerica, Inc.	5,675	322,737
Huntington Bancshares, Inc.	13,300	321,195
National City Corp.	10,925	403,133
Regions Financial Corp.	5,000	182,550
SunTrust Banks, Inc.	1,400	108,262

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

U.S. Bancorp	10,300	$323,832
Wachovia Corp.	17,000	1,017,450
Wells Fargo & Co.	7,000	480,830

		5,254,473

Financial Services — 16.0%
Citigroup, Inc.	46,900	2,342,655
Fannie Mae	12,225	618,585
Freddie Mac	5,900	360,254
Goldman Sachs Group, Inc.	700	112,203
J.P. Morgan Chase & Co.	27,300	1,238,874
KeyCorp	10,450	399,399
Lehman Brothers Holdings, Inc.	1,600	241,840
Mellon Financial Co.	10,800	406,404
Merrill Lynch & Co., Inc.	9,800	747,348
Morgan Stanley Dean Witter & Co.	3,200	205,760
PNC Financial Services Group, Inc.	2,500	178,675
Waddell & Reed Financial, Inc. (Class A Stock)	4,300	101,136
Washington Mutual, Inc.	13,012	586,321

		7,539,454

Food — 0.8%
Safeway, Inc.	9,000	226,170
Sara Lee Corp.	8,800	157,256

		383,426

Healthcare Providers & Services — 0.1%
Tenet Healthcare Corp. *	6,350	52,832

Industrial Products — 1.3%
Cooper Industries Ltd. (Class A Stock)	1,600	146,320
Crane Co.	4,400	185,900
SPX Corp.	5,400	295,650

		627,870

Insurance — 8.4%
ACE Ltd. (Cayman Island)	2,500	138,850
Allstate Corp.	900	50,841
American International Group, Inc.	8,800	574,200
Chubb Corp.	8,600	443,244
Genworth Financial, Inc. (Class A Stock)	10,800	358,560
Hartford Financial Services Group, Inc. (The)	6,600	606,738
MetLife, Inc.	7,400	385,540
MGIC Investment Corp.	1,700	120,190
PartnerRe Ltd. (Bermuda)	400	25,020
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	201,840

	Shares	Value (Note 2)

St. Paul Travelers Cos., Inc. (The)	12,317	$542,318
Torchmark Corp.	850	51,093
UnumProvident Corp.	12,600	255,906
XL Capital Ltd. (Class A Stock) (Cayman Islands)	3,100	204,259

		3,958,599

Machinery & Equipment — 0.4%
Eaton Corp.	2,700	206,955

Medical Supplies & Equipment — 0.5%
AmerisourceBergen Corp.	5,600	241,640

Oil & Gas — 13.9%
BP PLC, ADR (United Kingdom)	4,300	316,996
ChevronTexaco Corp.	15,100	921,402
ConocoPhillips	9,800	655,620
Diamond Offshore Drilling, Inc.	5,200	472,004
Exxon Mobil Corp.	47,400	2,989,992
GlobalSantaFe Corp.	7,400	452,954
Marathon Oil Corp.	4,000	317,440
Occidental Petroleum Corp.	500	51,370
Rowan Cos., Inc.	7,800	345,774

		6,523,552

Paper & Forest Products — 0.4%
Temple-Inland, Inc.	4,100	190,404

Pharmaceuticals — 5.0%
Lilly, (Eli) & Co.	5,000	264,600
Merck & Co., Inc.	22,500	774,450
Pfizer, Inc.	52,500	1,329,825

		2,368,875

Railroads — 1.7%
CSX Corp.	8,300	568,467
Norfolk Southern Corp.	4,000	216,000

		784,467

Restaurants — 1.1%
McDonald’s Corp.	15,000	518,550

Retail & Merchandising — 3.6%
Kroger Co. (The) *	20,200	409,252
Limited Brands, Inc.	14,600	374,344
Office Depot, Inc. *	14,600	592,468
SUPERVALU, Inc.	3,600	104,436
Target Corp.	4,000	212,400

		1,692,900

Semiconductors — 0.3%
Intel Corp.	7,000	139,860

	Shares	Value (Note 2)

Telecommunications — 8.6%
ADC Telecommunications, Inc. *	8,628	$193,181
American Tower Corp. (Class A Stock) *	2,200	75,108
AT&T, Inc.	15,100	395,771
BellSouth Corp.	22,500	760,050
Corning, Inc. *	4,300	118,809
Crown Castle International Corp. *	10,200	343,230
Nokia Corp. (Class A Stock), ADR (Finland)	12,500	283,250
Sprint Corp.	28,450	705,560
Tellabs, Inc. *	11,700	185,445
Verizon Communications, Inc.	29,350	969,430

		4,029,834

Utilities — 2.9%
American Electric Power Co., Inc.	9,775	327,071
Constellation Energy Group, Inc.	3,100	170,252
Dominion Resources, Inc.	5,700	426,759
Entergy Corp.	5,100	356,694
Wisconsin Energy Corp.	400	15,620
Xcel Energy, Inc.	2,600	48,984

		1,345,380

Total Investments — 99.8% (Cost $36,702,239; Note 5)		46,918,629
Other Assets In Excess of Liabilities — 0.2%		85,513

Net Assets — 100.0%		$47,004,142

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

The industry classification of long-term portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2006 were as follows:

Financial Services	16.0%
Oil & Gas	13.9
Financial - Bank & Trust	11.2
Telecommunications	8.6
Insurance	8.4
Pharmaceuticals	5.0
Conglomerates	4.8
Retail & Merchandising	3.6
Utilities	2.9
Computer Hardware	2.7
Aerospace	2.2
Railroads	1.7
Entertainment & Leisure	1.6
Automotive Parts	1.5
Electronic Components & Equipment	1.5
Computer Services & Software	1.4
Beverages	1.3
Broadcasting	1.3
Industrial Products	1.3
Restaurants	1.1
Consumer Products & Services	1.0
Containers & Packaging	1.0
Cable Television	0.9
Chemicals	0.8
Clothing & Apparel	0.8
Food	0.8
Medical Supplies & Equipment	0.5
Advertising	0.4
Machinery & Equipment	0.4
Paper & Forest Products	0.4
Semiconductors	0.3
Building Materials	0.2
Farming & Agriculture	0.2
Healthcare Providers & Services	0.1

99.8%
Other Assets In Excess of Liabilities	0.2

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Large Cap Core Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 100.5%
Common Stocks
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The) *	13,110	$125,594

Aerospace — 3.2%
Boeing Co. *	25,300	2,111,285
General Dynamics Corp.	14,600	958,052
Goodrich Corp.	7,500	333,750
Northrop Grumman Corp.	14,400	963,360

		4,366,447

Aerospace & Defense — 0.4%
Rockwell Collins, Inc.	9,300	531,960

Automobile Manufacturers — 1.0%
Ford Motor Co.	70,400	489,280
General Motors Corp. (a)	26,300	601,744
Toyota Motor Corp., ADR (Japan)	1,900	222,547

		1,313,571

Automotive Parts — 0.8%
BorgWarner, Inc.	6,950	422,074
Cooper Tire & Rubber Co. (a)	21,300	270,510
Lear Corp. (a)	17,200	405,576

		1,098,160

Beverages — 0.7%
Coca-Cola Co.	12,800	537,088
PepsiCo, Inc.	7,534	438,780

		975,868

Biotechnology — 2.6%
Amgen, Inc. *	22,980	1,555,746
Genentech, Inc. *	4,500	358,695
Gilead Sciences, Inc. *	21,440	1,232,800
MedImmune, Inc. * (a)	15,200	478,344

		3,625,585

Broadcasting — 0.8%
CBS Corp. (Class B Stock)	29,466	750,499
Viacom, Inc. (Class B Stock) *	7,966	317,286

		1,067,785

Building Materials — 0.8%
American Standard Cos., Inc.	15,000	652,950
Masco Corp.	12,310	392,689

		1,045,639

Cable Television — 0.5%
Comcast Corp. (Class A Stock) (a)	22,200	687,090

	Shares	Value (Note 2)

Chemicals — 1.8%
Ashland, Inc.	7,900	$519,978
Dow Chemical Co.	6,800	276,148
DuPont, (E.I.) de Nemours & Co. (a)	6,000	264,600
Lubrizol Corp. (The)	11,450	499,335
Lyondell Chemical Co.	17,800	428,980
PPG Industries, Inc.	6,300	422,856

		2,411,897

Clothing & Apparel — 0.5%
VF Corp.	10,912	667,705

Communication Equipment — 3.1%
Cisco Systems, Inc. *	16,250	340,437
Corning, Inc. *	39,600	1,094,148
Motorola, Inc.	30,700	655,445
QUALCOMM, Inc.	34,450	1,768,663
Tellabs, Inc. *	20,300	321,755

		4,180,448

Computer Hardware — 3.9%
Apple Computer, Inc. *	15,090	1,062,185
EMC Corp. *	58,470	789,929
Hewlett-Packard Co.	58,625	1,903,554
International Business Machines Corp.	18,370	1,512,586

		5,268,254

Computer Services & Software — 3.8%
Electronic Arts, Inc. *	20,380	1,157,584
Electronic Data Systems Corp.	19,000	514,520
Microsoft Corp.	135,300	3,267,495
Unisys Corp. *	49,150	306,696

		5,246,295

Conglomerates — 5.3%
General Electric Co.	159,900	5,530,941
Textron, Inc.	6,900	620,655
Tyco International Ltd.	42,490	1,119,611

		7,271,207

Construction — 0.2%
Pulte Homes, Inc.	8,000	298,800

Consumer Products & Services — 3.4%
Colgate-Palmolive Co.	9,470	559,866
Fortune Brands, Inc.	7,100	570,130
Procter & Gamble Co.	60,760	3,536,840

		4,666,836

	Shares	Value (Note 2)

Containers & Packaging — 0.2%
Sonoco Products Co.	9,900	$310,068

Education — 0.3%
Strayer Education, Inc.	3,900	405,561

Electrical Equipment — 0.4%
Emerson Electric Co.	3,000	254,850
Hubbell, Inc. (Class B Stock)	6,000	309,900

		564,750

Electronic Components & Equipment — 1.0%
Arrow Electronics, Inc. *	6,500	235,300
Avnet, Inc. *	9,700	253,655
Flextronics International Ltd. *	9,700	110,192
Solectron Corp. *	95,600	382,400
Tech Data Corp. *	11,200	411,264

		1,392,811

Energy – Energy Resources — 0.3%
Noble Energy, Inc.	8,600	386,828

Entertainment & Leisure — 1.8%
Disney, (Walt) Co.	25,360	709,066
Time Warner, Inc. *	99,500	1,731,300

		2,440,366

Financial – Bank & Trust — 6.6%
Bank of America Corp.	79,704	3,978,824
Comerica, Inc.	9,500	540,265
Commerce Bancorp, Inc. (a)	15,600	629,304
Huntington Bancshares, Inc. (a)	5,000	120,750
National City Corp.	29,300	1,081,170
SunTrust Banks, Inc.	9,200	711,436
Wachovia Corp.	28,900	1,729,665
Wells Fargo & Co.	4,360	299,488

		9,090,902

Financial Services — 11.3%
American Express Co.	7,180	386,356
Citigroup, Inc.	87,273	4,359,286
Fannie Mae	22,425	1,134,705
Franklin Resources, Inc.	6,400	595,968
Goldman Sachs Group, Inc.	3,880	621,925
JP Morgan Chase & Co.	67,542	3,065,056
KeyCorp	15,900	607,698
Legg Mason, Inc.	4,400	521,312
Lehman Brothers Holdings, Inc.	1,070	161,731
Merrill Lynch & Co., Inc.	27,300	2,081,898
Morgan Stanley Dean Witter & Co.	14,000	900,200
Washington Mutual, Inc.	22,500	1,013,850

		15,449,985

	Shares	Value (Note 2)

Food — 1.2%
Albertson’s, Inc.	2,500	$63,325
Archer-Daniels-Midland Co.	11,438	415,657
SUPERVALU, Inc.	7,400	214,674
Whole Foods Market, Inc.	7,500	460,350
Wrigley, (Wm., Jr.) Co.	8,800	414,216
Wrigley, (Wm., Jr.) Co. (Class B Stock)	2,200	104,005

		1,672,227

Healthcare Services — 2.3%
Caremark Rx, Inc. *	24,800	1,129,640
UnitedHealth Group, Inc.	39,200	1,949,808

		3,079,448

Industrial Products — 0.4%
Ingersoll-Rand Co. Ltd. (Class A Stock)	12,000	525,000

Insurance — 6.1%
ACE Ltd. (Cayman Islands)	12,600	699,804
American International Group, Inc.	51,199	3,340,735
Axis Capital Holdings Ltd. (Bermuda)	16,150	481,593
Chubb Corp.	8,950	461,283
Hartford Financial Services Group, Inc. (The)	3,200	294,176
Lincoln National Corp. (a)	8,100	470,448
Loews Corp. *	6,700	711,205
St. Paul Travelers Cos., Inc. (The)	20,697	911,289
UnumProvident Corp. (a)	25,100	509,781
XL Capital Ltd. (Class A Stock)	7,500	494,175

		8,374,489

Internet Services — 1.9%	38,430	1,322,376
eBay, Inc. *
Google, Inc. (Class A Stock) *	3,200	1,337,408

		2,659,784

Machinery & Equipment — 0.3%
Eaton Corp.	5,800	444,570

Medical Supplies & Equipment — 0.8%
Alcon, Inc. (Switzerland)	4,800	488,208
Becton Dickinson & Co.	10,100	636,704

		1,124,912

Metals & Mining — 0.2%
Alcan, Inc. (Canada)	3,700	193,362
Novelis, Inc. (Canada)	740	18,056

		211,418

Strategic Partners Large Cap Core Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Oil & Gas — 7.5%
Baker Hughes, Inc.	6,100	$493,063
BP PLC, ADR (United Kingdom)	5,495	405,091
ChevronTexaco Corp.	8,794	536,610
EOG Resources, Inc.	5,790	406,632
Exxon Mobil Corp.	79,400	5,008,552
FMC Technologies, Inc. *	6,000	327,480
GlobalSantaFe Corp.	7,700	471,317
Halliburton Co.	3,000	234,450
Nabors Industries Ltd. (Bermuda) * (a)	20,200	754,066
Noble Corp. (Cayman Islands)	8,620	680,463
Occidental Petroleum Corp.	3,900	400,686
Transocean, Inc. (Cayman Islands) *	6,340	513,984

		10,232,394

Personal Services — 0.3%
Apollo Group, Inc. (Class A Stock) *	7,300	398,872

Pharmaceuticals — 5.1%
Bristol-Meyers Squibb Co.	18,400	466,992
Johnson & Johnson	17,895	1,048,826
Lilly, (Eli) & Co.	36,360	1,924,171
Merck & Co., Inc.	47,300	1,628,066
Pfizer, Inc.	53,580	1,357,181
Wyeth	10,080	490,594

		6,915,830

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	7,300	245,937

Railroads — 0.6%
CSX Corp.	12,300	842,427

Restaurants — 1.7%
McDonald’s Corp.	40,400	1,396,628
Starbucks Corp. *	24,900	928,023

		2,324,651

Retail & Merchandising — 6.0%
Home Depot, Inc.	51,700	2,064,381
Limited Brands, Inc.	18,500	474,340
Lowe’s Cos., Inc.	27,300	1,721,265
Target Corp.	34,770	1,846,287
Wal-Mart Stores, Inc.	8,370	376,901
Walgreen Co.	31,100	1,304,023
Williams-Sonoma, Inc. * (a)	9,900	414,513

		8,201,710

	Shares	Value (Note 2)

Semiconductors — 3.2%
Advanced Micro Devices, Inc. *	20,000	$647,000
Agere Systems, Inc. *	6,700	105,324
Broadcom Corp., (Class A Stock) *	21,075	866,393
Intel Corp.	58,500	1,168,830
LSI Logic Corp. *	16,600	176,790
Marvell Technology Group Ltd. *	10,470	597,732
Nvidia Corp.	18,000	525,960
Texas Instruments, Inc.	7,870	273,168

		4,361,197

Telecommunications — 3.2%
AT&T, Inc.	44,100	1,155,861
BellSouth Corp.	15,500	523,590
Sprint Corp.	58,895	1,460,596
Verizon Communications, Inc.	37,672	1,244,306

		4,384,353

Tobacco — 2.9%
Altria Group, Inc.	41,860	3,062,478
Reynolds America, Inc.	8,500	932,025

		3,994,503

Transportation — 1.1%
United Parcel Service, Inc. (Class B Stock)	18,300	1,483,581

Utilities — 0.7%
Dominion Resources Inc.	3,000	224,610
DTE Energy Co.	9,500	387,410
Entergy Corp.	1,210	84,627
Progress Energy, Inc.	6,200	265,360

		962,007

Total Long-Term Investments (Cost $111,571,940)		137,329,722

	Shares	Value (Note 2)

Short-Term Investment — 4.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $5,911,195; includes $5,669,041 of cash collateral received for securities on loan) (b)(w)	5,911,195	$5,911,195

Total Investments — 104.8% (Cost $117,483,135; Note 5)		143,240,917
Liabilities In Excess of Other Assets — (4.8)%		(6,496,415)

Net Assets — 100.0%		$136,744,502

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,476,900; cash collateral of $5,669,041 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Financial Services	11.3%
Oil & Gas	7.5
Financial - Bank & Trust	6.6
Insurance	6.1
Retail & Merchandising	6.0
Conglomerates	5.3
Pharmaceuticals	5.1
Affiliated Money Market Mutual Fund (4.1% represents investment purchased with collateral received from securities on loan)	4.3
Computer Hardware	3.9
Computer Services & Software	3.8
Consumer Products & Services	3.4
Aerospace	3.2
Semiconductors	3.2
Telecommunications	3.2
Communication Equipment	3.1
Tobacco	2.9
Biotechnology	2.6
Healthcare Services	2.3
Internet Services	1.9
Chemicals	1.8
Entertainment & Leisure	1.8
Restaurants	1.7
Food	1.2
Transportation	1.1
Automobile Manufacturers	1.0
Electronic Components & Equipment	1.0
Automotive Parts	0.8
Broadcasting	0.8
Building Materials	0.8
Medical Supplies & Equipment	0.8
Beverages	0.7
Utilities	0.7
Railroads	0.6
Cable Television	0.5
Clothing & Apparel	0.5
Aerospace & Defense	0.4
Electrical Equipment	0.4
Industrial Products	0.4
Education	0.3
Energy - Energy Resources	0.3
Machinery & Equipment	0.3
Personal Services	0.3
Construction	0.2
Containers & Packaging	0.2
Metals & Mining	0.2
Printing & Publishing	0.2
Advertising	0.1

104.8%
Liabilities In Excess of Other Assets	(4.8)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.4%
Common Stocks
Aerospace & Defense — 3.0%
Honeywell International, Inc.	62,100	$2,639,250
Lockheed Martin Corp.	10,100	766,590
Raytheon Co.	35,700	1,580,439
United Technologies Corp.	57,200	3,592,732

		8,579,011

Automobile Manufacturers — 0.3%
General Motors Corp. (a)	36,200	828,256

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	47,000	2,095,260
Coca-Cola Co.	54,800	2,299,408

		4,394,668

Chemicals — 2.4%
Air Products & Chemicals, Inc.	54,100	3,706,932
Dow Chemical Co.	21,800	885,298
E.I. Du Pont de Nemours & Co. (a)	56,175	2,477,318

		7,069,548

Commercial Services — 0.8%
Waste Management, Inc.	60,400	2,262,584

Computer Hardware — 0.3%
Advanced Mirco Devices, Inc. *	26,200	847,570

Computer Services & Software — 6.4%
BEA Systems, Inc. *	35,000	463,750
EMC Corp. *	165,000	2,229,150
Fiserv, Inc. *	10,200	459,816
Hewlett-Packard Co.	28,600	928,642
International Business Machines Corp.	83,100	6,842,454
Microsoft Corp.	286,106	6,909,460
Sun Microsystems, Inc.	128,400	642,000

		18,475,272

Conglomerates — 3.6%
General Electric Co.	261,250	9,036,638
Tyco International Ltd.	63,800	1,681,130

		10,717,768

Consumer Products & Services — 3.4%
Avon Products, Inc. (a)	49,550	1,615,825
Colgate-Palmolive Co.	6,000	354,720
Fortune Brands, Inc.	46,000	3,693,800
Newell Rubbermaid, Inc. (a)	62,500	1,713,750
Procter & Gamble Co.	40,000	2,328,400

		9,706,495

	Shares	Value (Note 2)

Distribution/Wholesale — 0.2%
Building Material Holding Corp. (a)	16,600	$554,772

Financial – Bank & Trust — 7.6%
Bank of America Corp.	160,120	7,993,190
Bank of New York Co., Inc. (The)	25,000	878,750
Fifth Third Bancorp (a)	51,300	2,073,546
Goldman Sachs Group, Inc.	5,100	817,479
Mellon Financial Corp.	53,200	2,001,916
Northern Trust Corp.	32,500	1,913,925
State Street Corp.	31,600	2,064,112
U.S. Bancorp	80,600	2,534,064
Wachovia Corp.	23,500	1,406,475

		21,683,457

Financial Services — 12.8%
Ambac Financial Group, Inc.	4,900	403,564
American Express Co.	26,700	1,436,727
Ameriprise Financial, Inc. (a)	29,140	1,429,026
Citigroup, Inc.	194,577	9,719,121
Fannie Mae	122,139	6,180,233
JPMorgan Chase & Co.	252,349	11,451,598
Merrill Lynch & Co., Inc.	38,020	2,899,405
Morgan Stanley Dean Witter & Co.	33,671	2,165,045
Schwab, (Charles) Corp.	60,200	1,077,580

		36,762,299

Foods — 0.9%
Campbell Soup Co.	41,800	1,343,452
General Mills, Inc.	23,300	1,149,622

		2,493,074

Healthcare Services — 1.7%
Health Management Associates, Inc. (Class A Stock)	13,500	279,585
UnitedHealth Group, Inc.	6,700	333,258
WellPoint, Inc. *	58,900	4,181,900

		4,794,743

Hotels & Motels — 0.7%
Hilton Hotels Corp.	75,000	2,020,500

Insurance — 7.4%
ACE Ltd.	41,500	2,304,910
American International Group, Inc.	122,279	7,978,705
Axis Capital Holdings Ltd. (Bermuda)	84,979	2,534,074
Genworth Financial, Inc. (Class A Stock)	26,500	879,800
Hartford Financial Service Group, Inc.	20,300	1,866,179
Lincoln National Corp. (a)	19,200	1,115,136

	Shares	Value (Note 2)

Marsh & McLennan Cos., Inc.	100,200	$3,073,134
St. Paul Travelers Cos., Inc. (The)	38,500	1,695,155

		21,447,093

Manufacturing — 0.4%
Ball Corp.	12,000	479,760
ITT Industries, Inc.	11,000	618,530

		1,098,290

Media — 8.7%
CBS Corp. (Class B Stock)	48,700	1,240,389
Comcast Corp. (Class A Stock) (a)	56,500	1,748,675
Comcast Corp. (Special Class A Stock) (a)	44,400	1,368,852
Dow Jones & Co., Inc.	27,600	1,020,372
Liberty Media Corp. (Class A Stock)	253,400	2,115,890
New York Times Co. (Class A Stock) (a)	49,900	1,237,021
News Corp. (Class A Stock)	225,000	3,861,000
Time Warner, Inc. *	442,950	7,707,330
Viacom, Inc. (Class B Stock)	75,300	2,999,199
Walt Disney Co. (The)	58,000	1,621,680
Westwood One, Inc. *	20,000	193,000

		25,113,408

Medical Supplies & Equipment — 0.6%
Boston Scientific Corp. *(a)	48,600	1,129,464
Forest Laboratories, Inc. *	15,000	605,700

		1,735,164

Metals & Mining — 0.3%
Nucor Corp.	8,400	914,088

Oil & Gas — 11.6%
Baker Hughes, Inc.	59,245	4,788,773
ChevronTexaco Corp.	97,313	5,938,039
ConocoPhillips	17,501	1,170,817
Exxon Mobil Corp.	115,962	7,314,883
GlobalSantaFe Corp.	1,300	79,573
Murphy Oil Corp.	37,800	1,896,804
Nabors Industries Ltd. *(a)	59,800	2,232,334
NiSource, Inc. *	93,100	1,965,341
Noble Energy, Inc.	50,851	2,287,278
Royal Dutch Shell PLC, ADR (Netherlands)	22,500	1,532,925
Total SA, ADR (France)	29,900	4,126,798

		33,333,565

	Shares	Value (Note 2)

Paper & Forest Products — 1.0%
Bowater, Inc.	28,200	$769,014
International Paper Co.	60,700	2,206,445

		2,975,459

Pharmaceuticals — 5.0%
Bristol-Meyers Squibb Co.	50,300	1,276,614
Eli Lilly & Co.	16,500	873,180
Johnson & Johnson	34,100	1,998,601
Merck & Co., Inc.	102,700	3,534,934
Pfizer, Inc.	126,930	3,215,137
Schering-Plough Corp.	68,100	1,315,692
Wyeth	43,100	2,097,677

		14,311,835

Restaurants — 0.5%
McDonald’s Corp.	38,500	1,330,945

Retail & Merchandising — 3.6%
CVS Corp.	5,900	175,348
Gap, Inc.	20,000	361,800
Home Depot, Inc.	163,300	6,520,569
Lowe’s Cos., Inc.	11,300	712,465
RadioShack Corp. (a)	50,100	851,700
Wal-Mart Stores, Inc.	36,500	1,643,595

		10,265,477

Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. *	70,000	1,256,500
Intel Corp.	74,000	1,478,520
KLA-Tencor Corp. *	23,900	1,151,024

		3,886,044

Technology — 0.1%
Check Point Software Technologies Ltd. *	11,500	222,525

Telecommunications — 6.0%
Alltel Corp.	19,000	1,223,030
AT&T, Inc.	166,300	4,358,723
BellSouth Corp.	30,000	1,013,400
Cisco Systems, Inc.	116,900	2,449,055
Juniper Networks, Inc. *	11,300	208,824
Motorola, Inc.	35,000	747,250
Qwest Communications International, Inc. (a)	169,700	1,138,687
Sprint Nextel Corp.	83,600	2,073,280
Verizon Communications, Inc.	123,526	4,080,064

		17,292,313

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Tobacco — 1.6%
Altria Group, Inc. *	45,974	$3,363,458
Loews Corp. - Carolina Group	25,000	1,281,000

		4,644,458

Transportation — 2.6%
Union Pacific Corp.	41,904	3,822,064
United Parcel Service, Inc. (Class B Stock)	45,000	3,648,150

		7,470,214

Utilities — 3.1%
Duke Energy Corp.	77,000	2,242,240
Emerson Electric Co.	29,400	2,497,530
FirstEnergy Corp.	49,375	2,503,806
Illinois Tool Works, Inc. (a)	11,500	1,181,050

		8,424,626

Total Long-Term Investments (Cost $235,243,134)		285,655,521

Short-Term Investment — 7.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (b)(w) (Cost $21,598,843; includes $19,002,305 of cash collateral received for securities on loan)	21,598,843	21,598,843

Total Investments — 106.9% (Cost $256,841,977)		307,254,364
Liabilities In Excess of Other Assets — (6.9)%		(19,759,125)

Net Assets — 100.0%		$287,495,239

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $18,395,100; cash collateral of $19,002,305 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Financial Services	12.8%
Oil & Gas	11.6
Media	8.7
Financial - Bank & Trust	7.6
Affiliated Money Market Mutual Fund (6.6% represents investment purchased with collateral received from securities on loan)	7.5
Insurance	7.4
Computer Services & Software	6.4
Telecommunications	6.0
Pharmaceuticals	5.0
Conglomerates	3.6
Retail & Merchandising	3.6
Consumer Products & Services	3.4
Utilities	3.1
Aerospace & Defense	3.0
Transportation	2.6
Chemicals	2.4
Healthcare Services	1.7
Tobacco	1.6
Beverages	1.5
Semiconductors & Semiconductor Equipment	1.3
Paper & Forest Products	1.0
Foods	0.9
Commercial Services	0.8
Hotels & Motels	0.7
Medical Supplies & Equipment	0.6
Restaurants	0.5
Manufacturing	0.4
Automobile Manufacturers	0.3
Computer Hardware	0.3
Metals & Mining	0.3
Distribution/Wholesale	0.2
Technology	0.1

106.9%
Liabilities In Excess of Other Assets	(6.9)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 101.8%
Common Stocks — 61.6%
Aerospace — 1.7%
Boeing Co. *	15,990	$1,334,365
Lockheed Martin Corp.	5,092	386,483

		1,720,848

Airlines
Southwest Airlines Co.	3,044	49,374

Automobile Manufacturers — 0.2%
Navistar International Corp. *	6,062	159,916

Automotive Parts — 0.5%
Goodyear Tire & Rubber Co. (The) *	20,316	284,424
Group 1 Automotive, Inc.	4,471	244,027

		528,451

Beverages — 2.4%
Brown-Forman Corp.	3,622	269,839
Coca-Cola Co.	26,416	1,108,415
Pepsi Bottling Group, Inc.	15,963	512,412
PepsiAmericas, Inc.	13,280	313,674
PepsiCo, Inc.	3,985	232,087

		2,436,427

Biotechnology
Biogen Idec, Inc. *	641	28,749

Broadcasting — 0.2%
CBS Corp. (Class B Stock)	3,942	100,403
Viacom, Inc. (Class B Stock) *	3,763	149,880

		250,283

Building Materials — 0.5%
USG Corp. *	4,271	456,869

Business Services — 1.4%
Accenture Ltd. (Class A Stock) *	21,859	635,441
Acxiom Corp.	19,571	507,280
Corporate Executive Board Co. (The)	57	6,106
Harland, (John H.) Co.	6,368	263,954

		1,412,781

Chemicals — 1.0%
Celanese Corp.	12,452	273,322
Lyondell Chemical Co.	18,551	447,079
UAP Holding Corp.	6,491	134,104
Westlake Chemical Corp.	4,557	138,305

		992,810

Clothing & Apparel — 0.1%
Brown Shoe Co., Inc.	2,103	79,977

	Shares	Value (Note 2)

Computer Hardware — 3.0%
Apple Computer, Inc. *	1,369	$96,364
Dell, Inc. *	1,757	46,033
Hewlett-Packard Co.	39,701	1,289,092
International Business Machines Corp.	19,594	1,613,370

		3,044,859

Computer Services & Software — 1.1%
Autodesk, Inc.	2,927	123,051
Cadence Design Systems, Inc. *	2,655	50,259
Computer Sciences Corp. *	403	23,595
Global Payments, Inc.	10,283	487,723
Intuit, Inc. *	2,841	153,897
Microsoft Corp.	10,598	255,942
Oracle Corp. *	3,829	55,865

		1,150,332

Conglomerates — 0.1%
Danaher Corp.	98	6,283
Teleflex, Inc.	1,953	127,414

		133,697

Construction — 0.1%
Building Material Holding Corp.	3,059	102,232

Consumer Products & Services — 1.3%
Colgate-Palmolive Co.	17,979	1,062,918
Johnson & Johnson	1,794	105,146
Loews Corp. - Carolina Group	1,958	100,328
Procter & Gamble Co.	498	28,989

		1,297,381

Electric — 0.4%
Pepco Holdings, Inc.	18,662	430,719

Electronic Components & Equipment — 1.3%
Arrow Electronics, Inc. *	16,622	601,716
AVX Corp.	2,357	41,955
Emerson Electric Co.	104	8,835
Jabil Circuit, Inc. *	7,423	289,423
Plexus Corp. *	3,560	155,073
WESCO International, Inc. *	2,754	206,550

		1,303,552

Entertainment & Leisure — 1.3%
Disney, (Walt) Co.	19,269	538,761
DreamWorks Animation SKG, Inc. (Class A Stock) *	8,991	243,656
Royal Caribbean Cruises Ltd.	890	37,193
Time Warner, Inc. *	30,742	534,911

		1,354,521

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Environmental Services — 0.1%
Republic Services, Inc.	1,296	$57,037
Waste Management, Inc.	179	6,705

		63,742

Farming & Agriculture — 0.2%
Monsanto Co.	1,955	163,047

Financial – Bank & Trust — 4.8%
Bank of America Corp.	20,993	1,047,970
Corus Bankshares, Inc.	5,691	380,955
Downey Financial Corp.	4,252	305,209
Golden West Financial Corp.	5,405	388,457
Mellon Financial Corp.	11,409	429,321
Northern Trust Corp.	6,758	397,979
State Street Corp.	2,933	191,584
Wachovia Corp.	9,475	567,079
Wells Fargo & Co.	16,096	1,105,634

		4,814,188

Financial Services — 6.0%
American Express Co.	14,177	762,864
AmeriCredit Corp.	19,799	599,514
Capital One Financial Corp.	12,373	1,071,997
Citigroup, Inc.	158	7,892
Federated Investors, Inc.	1,684	59,108
Goldman Sachs Group, Inc.	8,066	1,292,899
Lehman Brothers Holdings, Inc.	6,181	934,258
Moody’s Corp.	3,994	247,668
Morgan Stanley Dean Witter & Co.	5,057	325,165
PNC Financial Services Group, Inc.	746	53,317
Raymond James Financial, Inc.	13,501	409,755
Washington Mutual, Inc.	7,674	345,791

		6,110,228

Food — 1.7%
Campbell Soup Co.	13,226	425,084
General Mills, Inc.	11,836	583,988
Kroger Co. (The) *	23,061	467,216
Seaboard Corp.	132	203,544

		1,679,832

Healthcare Services — 1.7%
Humana, Inc.	347	15,677
McKesson Corp.	18,372	892,696
Sierra Health Services, Inc. *	3,320	130,177
UnitedHealth Group, Inc.	14,672	729,785

		1,768,335

Hotels & Motels — 0.5%
Choice Hotels International, Inc.	8,859	474,222

	Shares	Value (Note 2)

Insurance — 2.8%
ACE Ltd.	4,763	$264,537
Aetna, Inc. *	372	14,322
Arch Capital Group Ltd. *	3,328	202,176
Berkley, (W.R.) Corp.	23,905	894,525
Chubb Corp.	9,162	472,209
First American Corp.	17,063	726,884
LandAmerica Financial Group, Inc.	1,844	127,937
Zenith National Insurance Corp.	3,914	172,686

		2,875,276

Internet Services — 0.2%
Google, Inc. (Class A Stock) *	69	28,838
RealNetworks, Inc. *	16,170	162,023

		190,861

Machinery & Equipment — 0.9%
Cummins, Inc.	9,045	945,203

Medical Supplies & Equipment — 2.0%
Abbott Laboratories	469	20,045
Alcon, Inc. (Switzerland)	207	21,054
Amgen, Inc. *	14,575	986,728
Applera Corp. - Applied Biosystems Group	3,692	106,477
Becton Dickinson & Co.	11,383	717,584
Kinetic Concepts, Inc. *	2,906	126,876
Medtronic, Inc.	326	16,339

		1,995,103

Metals & Mining — 1.5%
Cleveland-Cliffs, Inc.	305	26,105
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	8,153	526,521
Nucor Corp.	7,185	781,872
Quanex Corp.	1,921	82,142
Reliance Steel & Aluminum Co.	1,074	95,532

		1,512,172

Oil & Gas — 7.0%
ChevronTexaco Corp.	8,360	510,127
ConocoPhillips	8,459	565,907
Exxon Mobil Corp.	45,251	2,854,433
Frontier Oil Corp.	139	8,414
Kerr-McGee Corp.	10,068	1,005,390
Marathon Oil Corp.	5,794	459,812
Occidental Petroleum Corp.	1,705	175,172
Sunoco, Inc.	9,623	779,848
Tesoro Corp. *	1,074	75,094
Valero Energy Corp.	10,519	681,000

		7,115,197

	Shares	Value (Note 2)

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	13,087	$360,939

Personal Services — 0.2%
Education Management, Corp. *	4,814	204,402

Pharmaceuticals — 3.3%
Alkermes, Inc. *	10,859	233,143
Alpharma, Inc. (Class A Stock)	5,066	132,982
AmerisourceBergen Corp.	22,837	985,417
Cardinal Health, Inc.	11,748	791,228
Express Scripts, Inc.	6,678	521,819
Genentech, Inc. *	173	13,790
Gilead Sciences, Inc. *	2,916	167,670
King Pharmaceuticals, Inc. *	22,405	389,623
Merck & Co., Inc.	3,267	112,450
Pfizer, Inc.	662	16,768

		3,364,890

Printing & Publishing — 0.1%
Wiley, (John) & Sons, Inc.	2,328	85,298

Railroads — 0.1%
Burlington North Santa Fe Corp.	233	18,531
Norfolk Southern Corp.	331	17,874
Union Pacific Corp.	981	89,477

		125,882

Real Estate Investment Trust — 0.7%
CBL & Associates Properties, Inc.	15,443	617,566
Taubman Centers, Inc.	1,287	52,947

		670,513

Restaurants — 1.1%
Darden Restaurants, Inc.	17,145	678,942
Domino’s Pizza, Inc.	2,405	63,324
Papa John’s International, Inc. *	2,208	73,791
Yum! Brands, Inc.	5,946	307,289

		1,123,346

Retail & Merchandising — 3.3%
Barnes & Noble, Inc. *	18,607	838,804
Dollar Tree Stores, Inc. *	7,548	196,776
Home Depot, Inc.	10,848	433,161
J.C. Penney Co., Inc.	14,128	924,819
Longs Drug Stores Corp.	7,181	340,451
Lowe’s Cos., Inc.	5,883	370,923
Pantry, Inc. (The) *	1,060	70,161
Payless Shoesource, Inc. *	6,226	143,011
SUPERVALU, Inc.	1,399	40,585
Target Corp.	117	6,213

		3,364,904

Semiconductors — 1.3%
Lam Research Corp.	6,193	$302,714
National Semiconductor Corp.	26,944	807,781
ON Semiconductor Corp. *	6,128	43,938
Texas Instruments, Inc.	6,051	210,030

		1,364,463

Software
BMC Software, Inc. *	1,954	42,089

Telecommunications — 2.2%
AT&T, Corp.	10,108	264,931
BellSouth Corp.	6,383	215,618
CenturyTel, Inc.	470	17,719
Cisco Systems, Inc. *	32,891	689,066
Motorola, Inc.	4,354	92,958
Sprint Corp.	21,563	534,762
Verizon Communications, Inc.	10,788	356,328
West Corp. *	663	30,710

		2,202,092

Transportation — 0.4%
FedEx Corp.	494	56,874
United Parcel Service, Inc. (Class B Stock)	3,722	301,743

		358,617

Utilities — 2.5%
AES Corp. *	39,793	675,287
FirstEnergy Corp.	11,923	604,615
OGE Energy Corp.	223	6,726
TXU Corp.	22,616	1,122,432
UGI Corp.	3,111	69,687
Vectren Corp.	2,395	63,994

		2,542,741

Total Common Stocks (Cost $52,490,356)		62,451,360

	Principal Amount (000)
U.S. Government Agency Mortgage-Backed Securities — 20.4%
Federal Home Loan Bank
4.625%, 09/11/20	$300	269,871
Federal Home Loan Mortgage Corp.
4.50%, 12/15/14 - 01/01/19	1,191	1,151,575
5.00%, 09/17/07 - 02/15/16	2,169	2,155,447
5.30%, 05/12/20	500	467,967
5.50%, 03/28/16 - 12/01/33	872	854,724

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

		Principal Amount (000)	Value (Note 2)

6.50%, 06/01/16 - 06/01/31		$312	$317,858
7.00%, 03/15/10 - 08/01/29		1,215	1,285,473
Federal National Mortgage Assoc.
4.50%, 10/15/08 - 05/01/19		727	708,300
4.75%, 08/03/07		940	935,142
5.00%, 05/15/19 - 11/01/33		960	912,662
5.00%, TBA		1,166	1,102,599
5.25%, 04/15/07		1,513	1,513,734
5.50%, 12/01/16 - 01/01/34		2,784	2,710,158
5.50%, TBA		750	744,140
5.80%, 02/09/26		1,100	1,061,639
6.00%, 12/01/13 - 05/15/34		2,104	2,097,419
6.50%, 07/01/29 - 01/01/32		323	329,363
6.625%, 09/15/09 - 11/15/30		995	1,079,979
7.00%, 05/01/11 - 06/01/32		357	367,475
7.50%, 07/01/29 - 09/01/30		68	70,851
Government National Mortgage Assoc.
6.00%, 08/15/28		35	35,261
6.50%, 05/15/28 - 03/15/29		291	300,099
7.00%, 08/15/29 - 05/15/31		119	123,411
7.50%, 05/15/30		38	39,803

Total U.S. Government Agency Mortgage-Backed Securities (Cost $20,961,329)			20,634,950

U.S. Treasury Obligations — 6.6%
U.S. Treasury Bonds
4.50%, 02/28/11 - 02/15/36		3,445	3,348,803
7.125%, 02/15/23		1,050	1,259,836
8.125%, 08/15/21		1,295	1,676,216
U.S. Treasury Inflationary Bond TIPS
2.00%, 01/15/16		400	386,703

Total U.S. Treasury Obligations (Cost $6,847,732)			6,671,558

	Moody’s Ratings (Unaudited)
Corporate Obligations — 6.6%
Aerospace — 0.1%
Lockheed Martin Corp., Bonds
8.50%, 12/01/29	Baa1	36	45,551

Automobile Manufacturers
DaimlerChrysler NA, Gtd. Notes
8.50%, 01/18/31	A3	36	41,732

	Moody’s Ratings (Unaudited)	Principal Amount (000)	Value (Note 2)

Beverages — 0.2%
Miller Brewing Co., Notes 144A (g)
4.25%, 08/15/08	Baa1	$200	$194,881

Biotechnology Healthcare
Residential Capital, Sr. Notes
6.50%, 04/17/13	Baa3	30	29,901

Broadcasting — 0.3%
Cox Communications, Inc., Notes
7.125%, 10/01/12	Baa3	150	157,457
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa2	100	106,966

			264,423

Chemicals
Dow Chemical Co., Debs.
7.375%, 11/01/29	A3	36	40,521

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%, 08/15/11	Baa3	120	128,665

Entertainment & Leisure
AOL Time Warner, Inc., Gtd. Bonds
7.625%, 04/15/31	Baa2	36	38,971

Environmental Services — 0.1%
Waste Management, Inc., Sr. Notes
7.00%, 07/15/28	Baa3	130	134,915

Farming & Agriculture — 0.1%
Archer-Daniels-Midland Co., Notes
5.375%, 09/15/35	A2	70	61,633

Financial – Bank & Trust — 0.3%
HSBC Finance Corp., Sr. Notes
4.625%, 09/15/10	Aa3	90	86,702
PNC Bank NA, Sub. Notes
4.875%, 09/21/17	A2	110	100,571

	Moody’s Ratings (Unaudited)	Principal Amount (000)	Value (Note 2)

Wells Fargo & Co., Sr. Notes
4.625%, 08/09/10	Aa1	$140	$135,480

			322,753

Financial – Brokerage — 0.5%
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	150	144,844
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	250	249,127
4.25%, 02/08/10	Aa3	100	95,819
Morgan Stanley, Notes
4.00%, 01/15/10	Aa3	50	47,414

			537,204

Financial Services — 1.0%
Abbey National PLC, Sub. Notes
7.95%, 10/26/29	A1	36	42,905
American General Finance, Notes
4.50%, 11/15/07	A1	200	197,843
AXA Financial, Inc., Sub. Notes
8.60%, 12/15/30	A3	36	44,468
Devon Financing Corp. LLC, Gtd. Notes
7.875%, 09/30/31	Baa2	36	42,517
Ford Motor Credit Co., Notes
6.50%, 01/25/07	Ba2	190	188,824
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	90	92,386
John Deere Capital Corp., Sr. Notes
4.50%, 08/25/08	A3	140	137,377
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	150	143,052
National Rural Utilities, Notes
8.00%, 03/01/32	A2	36	43,992
Verizon Global Funding Corp., Notes
7.75%, 12/01/30	A3	36	39,709

			973,073

	Moody’s Ratings (Unaudited)	Principal Amount (000)	Value (Note 2)

Food — 0.2%
Cadbury Schweppes US Finance LLC, Notes 144A (g)
3.875%, 10/01/08	Baa2	$90	$86,674
Kellogg Co.
7.45%, 04/01/31	Baa1	36	41,167
Kraft Foods, Inc., Bonds
6.50%, 11/01/31	A3	36	36,540

			164,381

Insurance — 0.5%
Genworth Financial, Inc., Notes
4.95%, 10/01/15	A2	70	65,070
5.75%, 06/15/14	A2	150	148,524
Monumental Global Funding II, Notes 144A (g)
3.85%, 03/03/08	Aa3	250	243,180

			456,774

Medical Supplies & Equipment — 0.2%
Laboratory Corporation of America
5.625%, 12/15/15	Baa3	130	125,547
Schering-Plough Corp., Notes
5.55%, 12/01/13(c)	Baa1	100	97,887

			223,434

Metals & Mining — 0.1%
Alcan, Inc., Notes
4.50%, 05/15/13	Baa1	100	92,502

Oil & Gas — 0.7%
Anadarko Finance Co., Gtd. Notes
7.50%, 05/01/31	Baa1	36	40,710
ConocoPhillips Holding Co., Sr. Notes
6.95%, 04/15/29	A1	36	39,704
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	Baa2	200	198,638
Enterprise Products Operating LP, Sr. Notes
4.95%, 06/01/10	Baa3	190	183,933
6.65%, 10/15/34	Baa3	60	58,284

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings (Unaudited)	Principal Amount (000)		Value (Note 2)

Premcor Refining Group Co., Gtd. Notes
6.125%, 05/01/11	Baa3	$140		$142,003
XTO Energy, Inc., Notes
5.30%, 06/30/15	Baa3	50		47,625

				710,897

Railroads — 0.2%
Canandian National Railways Co., Bonds
6.25%, 08/01/34	A3	200		204,129
Norfolk Southern Corp., Sr. Notes
7.80%, 05/15/27	Baa1	6		7,025

				211,154

Retail & Merchandising — 0.4%
May Department Stores Co., Notes
4.80%, 07/15/09	Baa1	300		293,634
Target Corp., Sr. Unsec’d. Notes
7.00%, 07/15/31	A2	36		40,117
Walmart Stores, Inc., Sr. Unsec’d. Notes
7.55%, 02/15/30	Aa2	36		42,048

				375,799

Telecommunications — 0.7%
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa2	38		42,540
AT&T Corp., Notes
6.00%, 03/15/09	Baa2	—	(r)	203
Sr. Notes
9.05%, 11/15/11	Baa1	115		124,008
BellSouth Corp., Notes
6.875%, 10/15/31	Aa3	36		36,564
British Telecom PLC, Unsub. Notes (United Kingdom) (l)
8.625%, 12/15/30	Baa1	36		45,504
Nextel Communications, Sr. Notes
5.95%, 03/15/14	Ba3	260		255,677
Sprint Capital Corp., Gtd. Notes
8.375%, 03/15/12	Baa2	150		168,651

	Moody’s Ratings (Unaudited)	Principal Amount (000)		Value (Note 2)

Telecom Italia Capital SA, Co. Gtd. Notes (Italy) (l)
4.00%, 01/15/10	Baa2	$70		$65,915

				739,062

Utilities — 0.9%
Carolina Power & Light, First Mortgage, Notes
5.15%, 04/01/15	A3	30		28,418
CenterPoint Energy Resources Corp., Debs.
6.50%, 02/01/08	Baa3	225		228,371
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	250		244,178
4.75%, 12/15/10	Baa1	70		67,132
FirstEnergy Corp., Notes
7.375%, 11/15/31	Baa3	36		39,115
Hydro-Quebec, Notes
8.40%, 01/15/22	A1	36		45,233
Nisource Finance Corp., Gtd. Notes
5.25%, 09/15/17	Baa3	70		64,573
Pacific Gas & Electric Corp., Unsec’d. Bonds
6.05%, 03/01/34	Baa1	80		76,524
Southern California Edison Co., Bonds
5.625%, 02/01/36	A3	80		72,924

				866,468

Total Corporate Obligations (Cost $6,741,443)				6,654,694

Collateralized Mortgage Obligations — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP, IO
0.80%, 11/10/39	AAA(d)	2,551		57,173
Banc of America Mortgage Securities, Series 2004-F, Class 2A5 (c)
4.155% 07/25/34	Aaa	1,000		960,309
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class X2, IO
0.97%, 08/13/46	AAA(d)	4,500		147,420

	Moody’s Ratings (Unaudited)		Principal Amount (000)		Value (Note 2)

Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, IO
1.02%, 09/15/30	AAA	(d)	$5,420		$160,020
Countrywide Asset-Backed Certificate, Series 2006-6, Class 2A1
4.821%, 04/25/36	Aaa		177		176,963
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%, 10/15/38	Aaa		118		117,691
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3
4.647%, 07/15/30	Aaa		500		479,581
LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2
3.478%, 07/15/27	AAA	(d)	700		672,942
Lehman Brothers Mortgage Trust, Series 2005-LLFA, Class A1 144A (c)
5.001%, 07/15/18	Aaa		256		256,360
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%, 12/25/33	AAA	(d)	52		51,705
Washington Mutual, Series 2004-AR4, Class A6 (c)
3.803%, 06/25/34	Aaa		500		475,799
Series 2004-AR9, Class A7 (c)
4.177%, 08/25/34	Aaa		640		615,408
Series 2005-AR11, Class A1C1 (c)
5.159%, 07/25/45	Aaa		206		205,532

Total Collateralized Mortgage Obligations (Cost $4,529,762)					4,376,903

	Moody’s Ratings (Unaudited)		Principal Amount (000)		Value (Note 2)

Asset-Backed Securities — 2.1%
ABSC NIMS Trust, Series 2004-HE5, Class A1 144A (g)
5.00%, 08/27/34	BBB+	(d)	$4		$4,228
Accredited Mortgage Loan Trust, Series 2006-1, Class A1
5.019%, 04/25/36	Aaa		143		143,021
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A 144A (g)
5.193%, 06/25/34	BBB+	(d)	2		2,351
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
5.039%, 03/25/36	Aaa		178		177,616
Argent NIM Notes, Series 2004-WN9, Class A 144A (g)
5.19%, 10/25/34	BBB	(d)	2		2,228
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%, 05/26/34	A-	(d)	—	(r)	616
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4 (c)
4.961%, 04/15/10	Aaa		550		550,305
CNH Equipment Trust, Series 2004-A, Class A3A (c)
4.971%, 10/15/08	Aaa		100		100,037
Countrywide Asset-Backed Certificates,
Series 2004-11N, Class-N 144A
5.25%, 04/25/36	BBB	(d)	3		3,201
Series 2004-5N, Class N1
5.50%, 10/25/35	BBB	(d)	—	(r)	911

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings (Unaudited)		Principal Amount (000)		Value (Note 2)

Credit-Based Asset Servicing and Security, Series 2006-C3, Class A1
4.883%, 03/30/26	Aaa		$98		$98,257
First Franklin Mortgage Loan, Series 2005-FF4, Class 2A1 (c)(g)
5.039%, 05/25/35	Aaa		375		374,591
GSAMP Trust, Series 2004-NIM1, Class N1 144A
5.50%, 09/25/34	BBB	(d)	2		1,729
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1
4.65%, 06/25/36	Aaa		143		143,264
Long Beach Asset Holdings Corp.,
Series 2005-1, Class N1 144A (g)
4.115%, 02/25/35	NR		15		14,817
Series 2004-5, Class Notes 144A (g)
5.00%, 09/25/34	AAA	(d)	—	(r)	889
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A1
5.029%, 03/25/36	AAA		131		131,440
Residential Asset Mortgage Products, Inc., Series 2005-RS1, Class A1
5.069%, 01/25/35	Aaa		149		148,945
Residential Asset Securities Corp.,
4.71%, 03/25/34	Aaa		75		72,069
Sail Net Interest Margin Notes,
Series 2004-8A, Class A, 144A
5.00%, 09/27/34	A-(d)		4		3,958
Series 2004-BNCA, Class A, 144A
5.00%, 09/27/34	A-(d)		—	(r)	456

	Moody’s Ratings (Unaudited)		Principal Amount (000)		Value (Note 2)

SLM Student Loan Trust, Series 2006-4, Class A1
5.057%, 07/25/12	Aaa		$200		$199,976

Total Asset-Backed Securities (Cost $2,177,456)					2,174,905

Municipal Bond — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension
5.10%, 06/01/33 (Cost $200,000)	Aa3		200		180,120

			Units
Warrant
Telecommunications
Lucent Technologies, Inc.*, expiring on 12/10/07 (Cost $541)			398		175

Total Long-Term Investments (Cost $93,948,618)					103,144,665

			Shares
Short-Term Investments — 1.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (w) (Cost $33,472)			33,472		33,472

			Principal amount (000)
U.S. Government Agency Obligation — 1.7%
Federal Home Loan Bank
4.71%, 05/01/06			$1,640		1,640,000

Total Short-Term Investments (Cost $1,673,472)					1,673,472

Total Investments — 103.5% (Cost $95,622,091; Note 5)					104,818,137
Liabilities In Excess of Other Assets(u) — (3.5)%					(3,506,437)

Net Assets — 100.0%					$101,311,700

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(l)	US$ Denominated Foreign Bonds.

(r)	Less than $1,000 par.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2006	Unrealized Appreciation
Long Position:
1	S&P 500	Jun 06	$323,287	$328,975	$5,688	(1)

(1)	Cash of $16,000 has been segregated with the custodian to cover requirements for open futures contracts at April 30, 2006.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

U.S. Government Agency Mortgage-Backed Securities	20.4%
Oil & Gas	7.7
Financial Services	7.0
U.S. Treasury Obligations	6.6
Financial - Bank & Trust	5.1
Collateralized Mortgage Obligations	4.3
Retail & Merchandising	3.7
Utilities	3.4
Insurance	3.3
Pharmaceuticals	3.3
Computer Hardware	3.0
Telecommunications	2.9
Beverages	2.6
Medical Supplies & Equipment	2.2
Asset-Backed Securities	2.1
Food	1.9
Aerospace	1.7
Affiliated Money Market Mutual Fund and other Short-Term	1.7
Healthcare Services	1.7
Metals & Mining	1.6
Business Services	1.4
Entertainment & Leisure	1.4
Consumer Products & Services	1.3
Electronic Components & Equipment	1.3
Semiconductors	1.3
Computer Services & Software	1.1
Restaurants	1.1
Chemicals	1.0
Machinery & Equipment	0.9
Real Estate Investment Trust	0.7
Automotive Parts	0.5
Broadcasting	0.5
Building Materials	0.5
Financial - Brokerage	0.5
Hotels & Motels	0.5
Electric	0.4
Paper & Forest Products	0.4
Transportation	0.4
Farming & Agriculture	0.3
Railroads	0.3
Automobile Manufacturers	0.2
Environmental Services	0.2
Internet Services	0.2
Municipal Bond	0.2
Personal Services	0.2
Clothing & Apparel	0.1
Commercial Services	0.1
Conglomerates	0.1
Construction	0.1
Printing & Publishing	0.1

103.5%
Liabilities In Excess of Other Assets	(3.5)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Long-Term Investments — 97.5%
Corporate Bonds — 96.5%
Aerospace — 1.5%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11	B3		$250	$263,437
Armor Holdings, Inc., Sr. Sub. Notes
8.25%, 08/15/13	B1		160	170,800
K&F Acquisition, Inc., Gtd. Notes, PIK
7.75%, 11/15/14	Caa1		510	521,475
Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1		250	268,750
Standard Aero Holdings, Inc., Sr. Gtd. Notes
8.25%, 09/01/14	Caa1		125	110,625
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3		250	262,500

				1,597,587

Agriculture — 1.2%
Land O’ Lakes, Inc.,
Sr. Notes
8.75%, 11/15/11	B2		15	15,638
Sec’d. Notes
9.00%, 12/15/10	B2		125	133,125
National Beef Packaging Co., LLC, Sr. Notes
10.50%, 08/01/11	B3		125	125,937
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2		250	256,250
Swift & Co.,
Gtd. Notes, 144A
10.125%, 10/01/09	B1		125	129,375
Sr. Sub. Notes
12.50%, 01/01/10(a)	B2		125	125,000
UAP Holding Corp., Sr. Disc. Note, Zero Coupon (until 01/15/08), 144A
10.75%, (v) 07/15/12	B3		400	360,500
United Agricultural Products, Sr. Notes, 144A
8.25%, 12/15/11	B1		79	82,555

				1,228,380

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Airlines
Northwest Airlines, Inc., Gtd. Notes
10.00%, 02/01/09	Caa1		$68	$28,560

Automotive – OEM — 2.7%
FCE Bank PLC (United Kingdom)
3.492%, 09/30/09 (c)	Ba2	EUR	125	140,814
Ford Motor Co., Notes (a)
7.45%, 07/16/31	Ba3		$250	182,500
Ford Motor Credit Co.,
Sr. Notes
7.25%, 10/25/11(a)	Baa3		375	336,548
Notes
7.875%, 06/15/10	Ba2		125	115,439
Sr. Unsec’d. Notes
8.625%, 11/01/10	Ba2		125	118,235
General Motors Acceptance Corp.,
Notes
6.75%, 12/01/14 (a)	Ba1		750	683,569
6.875%, 09/15/11	Baa2		700	655,760
Notes (a)
7.25%, 03/02/11	Baa2		250	239,031
Bonds (a)
8.00%, 11/01/31	Baa2		250	237,053
General Motors Corp., Debs.
8.375%, 07/15/33	B3		125	93,125

				2,802,074

Automotive Parts — 2.7%
Accuride Corp., Co. Gtd. (a)
8.50%, 02/01/15	Caa1		125	123,438
Affinia Group, Inc., Sr. Sub. Notes
9.00%, 11/30/14	Caa2		125	110,938
ArvinMeritor, Inc., Notes
8.75%, 03/01/12	Ba2		200	205,250
Cooper-Standard Automotive, Inc., Co. Gtd. Notes
7.00%, 12/15/12	B3		150	139,125
Goodyear Tire & Rubber Co.,
Notes
7.857%, 08/15/11	B3		250	246,250
Sr. Notes
9.00%, 07/01/15	B3		250	257,500

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Schefenaccker AG, Sr. Sub. Notes (Germany)
9.50%, 02/11/14	B2	EUR	125	$145,873
Tenneco Automotive, Inc.,
Gtd.
8.625%, 11/15/14(a)	B3		$295	298,687
Sec’d. Notes
10.25%, 07/15/13	B2		340	376,550
TRW Automotive, Inc.,
Sr. Sub. Notes
9.375%, 02/15/13	Ba3		344	369,800
11.00%, 02/15/13(a)	B1		375	414,375
United Components, Inc., Sr. Sub. Notes, 144A
9.375%, 06/15/13	B3		125	122,500

				2,810,286

Building Materials — 0.2%
Nortek, Inc., Sr. Sub. Notes
8.50%, 09/01/14	Caa1		250	256,250

Building Materials – Consumer — 0.2%
Norcraft Cos. LP, Sr. Sub. Notes, 144A
9.00%, 11/01/11	B3		125	130,625
Norcraft LLC. Holdings, Sr. Disc. Notes, Zero Coupon (until 09/01/08), 144A
9.75%, (v) 09/01/12	Caa1		125	101,250

				231,875

Building Materials – Fixtures & Fittings — 1.3%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07), 144A
11.50%, (v) 12/15/12	Caa1		125	102,813
Associated Materials, Inc.,
Gtd. Notes
9.75%, 04/15/12	Caa1		125	130,000
Sr. Disc. Notes, Zero Coupon (until 03/01/09)
11.25%,(v) 03/01/14	Caa2		250	152,500
Goodman Global Holdings, Co. Inc., Sr. Sub. Notes (a)
7.875%, 12/15/12	Caa1		250	250,000
Grohe Holding GMBH, Sr. Notes (Germany)
8.625%, 10/01/14	B3	EUR	375	473,103

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

NTK Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 09/01/09)
10.75%, (v) 03/01/14	Caa2		$125	$95,156
Ply Gem Industries, Inc., Sr. Sub Notes
9.00%, 02/15/12	B3		125	120,312

				1,323,884

Business Services — 0.3%
Buhrmann US, Inc., Co. Gtd. Notes
7.875%, 03/01/15	B2		275	278,438

Cable — 0.2%
Echostar DBS Corp., Sr. Notes
6.375%, 10/01/11	Ba3		250	244,063

Capital Goods – Others — 0.7%
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1		200	220,000
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12	Caa1		250	273,750
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3		250	274,375

				768,125

Chemicals — 5.7%
BCP Crystal Holdings Corp., Sr. Sub. Notes
9.625%, 06/15/14	B3		312	343,200
Compass Minerals International, Sr. Notes Zero Coupon (until 12/15/07)
10.50%, (v) 12/15/12	B-(d)		250	237,500
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)
12.00%, (v) 06/01/13	B-(d)		250	227,500
Crompton Corp., Sr. Notes, 144A
9.875%, 08/01/12	B1		125	140,000

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Crystal US Holdings, Sr. Disc. Notes Zero Coupon (until 10/01/09)
10.50%, (v) 10/01/14	Caa2		$650	$513,500
Equistar Chemicals LP, Gtd. Notes
10.125%, 09/01/08	B2		250	267,813
Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Sec’d. Notes
9.00%, 07/15/14	B3		125	129,063
Huntsman International LLC, Gtd. Notes
10.125%, 07/01/09	B3		305	310,337
Ineos Group Holdings PLC, Bonds, 144A (United Kingdom)
7.875%, 02/15/16	B2	EUR	125	151,393
Ineos Group Holdings, PLC., Notes (United Kingdom) (a)
8.50%, 02/15/16	B2	EUR	125	118,750
INVISTA, Notes, 144A
9.25%, 05/01/12	B1		$250	266,875
KRATON Polymers LLC, Sr. Sub. Notes, 144A (a)
8.125%, 01/15/14	Caa1		500	497,500
LBC Luxembourg Holdings SCA, Co., Gtd Notes, 144A (Luxembourg)
11.00%, 05/15/14	Caa1	EUR	125	182,144
Nalco Co., Sr. Sub. Notes
8.875%, 11/15/13	Caa1		$350	361,375
Nell AF SARL, Sr. Notes, 144A (Luxembourg) (a)(l)
8.375%, 08/15/15	B2		250	247,813
PQ Corp., Sr. Sub. Notes
7.50%, 02/15/13	B3		250	237,500
Resolution Performance Products LLC/RPP Capital Corp., Sec’d. Notes
9.50%, 04/15/10	B3		125	131,250
Rhodia SA,
Sr. Sub. Notes
8.875%, 06/01/11	Caa1		120	123,900
Sr. Notes
10.25%, 06/01/10(a)	B3		534	596,745

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Rockwood Specialties Group, Sr. Sub. Notes
7.625%, 11/15/14	B3		$500	$649,727
Rockwood Specialties Group, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3		266	288,610

				6,022,495

Commercial Services — 1.1%
Alderwoods Group, Inc., Co. Gtd. Notes
7.75%, 09/15/12	B2		225	241,875
Avis Budget Car Rental, Sr. Notes
7.75%, 05/15/16	Ba3		200	204,000
Xerox Corp.,
Sr. Notes
7.625%, 06/15/13	Ba2		125	129,062
Gtd. Notes
9.75%, 01/15/09	Ba2		500	543,750

				1,118,687

Conglomerates — 1.3%
Bombardier, Inc., Notes, 144A (Canada) (a)(l)
6.75%, 05/01/12	Ba2		250	239,375
Invensys PLC, Sr. Notes, 144A (United Kingdom) (a)(l)
9.875%, 03/15/11	B3		375	395,625
Mark IV Industries, Inc., Sr. Sub. Notes
7.50%, 09/01/07	Caa1		250	232,500
Noma Luxembourg SA, Sr. Notes, 144A (Luxembourg)
9.75%, 07/15/11	B3	EUR	125	179,385
Park-Ohio Industries, Inc., Sr. Sub. Notes
8.375%, 11/15/14	Caa1		$125	118,125
Polypore International, Inc., Sr. Disc. Notes, Zero Coupon (until 10/01/08)
10.50%, (v) 10/01/12	Caa2		125	82,812

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Polypore, Inc., Notes, 144A
8.75%, 05/15/12	Caa1		$125	$145,873

				1,393,695

Consumer Products – Household & Leisure — 2.1%
Affinion Group, Inc., Gtd. Notes (a)
10.125%, 10/15/13	B3		125	129,062
AMES True Temper, Inc., Sr. Sub. Notes (a)
10.00%, 07/15/12	Caa1		125	104,688
Bear Creek Corp., Sr. Notes
9.00%, 03/01/13	B3		125	116,563
FTD, Inc., Gtd. Notes, 144A
7.75%, 02/15/14	B3		125	123,281
Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08), 144A
10.25%, (v) 12/01/13	Caa2		500	386,250
Safilo Capital International SA, Sr. Notes (Luxembourg)
9.625%, 05/15/13	Caa2	EUR	244	342,881
Sealy Mattress Co., Sr. Sub. Notes (a)
8.25%, 06/15/14	B3		$250	262,500
Simmons Bedding Co., Sr. Disc. Notes, Zero Coupon (until 12/15/09) (a)(i)
10.00%, (v) 12/15/14	Caa2		125	86,250
Sleepmaster LLC, Co. Gtd. Notes 144A (i)(g)
11.00%, 05/15/09	NR		250	0
Solo Cup Co., Sr. Sub. Notes (a)
8.50%, 02/15/14	B3		125	118,750
Spectrum Brands, Inc., Gtd. Notes
7.375%, 02/01/15	B3		125	105,000
Spectrum Brands, Inc., Sr. Sub. Notes (a)
8.50%, 10/01/13	Caa1		250	220,625

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Visant Corp., Co. Gtd.
7.625%, 10/01/12	B3		$125	$124,063
Visant Holding Corp., Sr. Notes (g)
8.75%, 12/01/13	Caa2		125	121,875

				2,241,788

Consumer Products – Industrial — 0.5%
Bombardier Recreational Products, Inc., Sr. Sub. Notes (Canada) (l)
8.375%, 12/15/13	B3		125	131,562
Johnsondiversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67%, (v) 05/15/13	Caa1		250	216,250
Norcross Safety Products LLC, Sr. Sub. Notes
9.875%, 08/15/11	B3		125	130,938
Safety Products Holdings, Inc., Sr. Unsec’d. Notes, PIK
11.75%, 01/01/12	Caa1		70	73,077

				551,827

Consumer Products – Non-Durable — 0.8%
Chattem, Inc., Sr. Sub. Notes, 144A
7.00%, 03/01/14	B2		250	250,000
DEL Laboratories, Inc., Gtd. Notes (a)
8.00%, 02/01/12	B3		125	97,500
Playtex Products, Inc., Gtd. Notes (a)
9.375%, 06/01/11	Caa1		125	130,312
Presige Brands, Inc., Sr. Sub. Notes., 144A
9.25%, 04/15/12	B3		125	126,875
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11	B2		250	267,500

				872,187

Containers & Packaging — 1.1%
Ball Corp., Co. (a)
6.625%, 03/15/18	Ba2		270	262,237
Crown Americas, Inc., Sr. Notes, 144A
7.75%, 11/15/15	B1		400	411,000

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Jefferson Smurfit Corp., Co. Gtd. Notes
7.50%, 06/01/13	B2	$175	$163,188
Owens-Brockway Glass Container, Inc., Co. Gtd.
6.75%, 12/01/14	B2	250	240,000
Stone Container Finance, Co. Gtd. Notes (Canada)
7.375%, 07/15/14	B2	75	69,000

			1,145,425

Defense — 1.1%
Communications & Power Industries, Inc. Sr. Sub. Notes
8.00%, 02/01/12	B3	250	256,875
DRS Technologies, Inc., Co. Gtd.
7.625%, 02/01/18	B3	275	282,219
L-3 Communications Corp., Sr. Sub. Notes
6.375%, 10/15/15	Ba3	650	630,500

			1,169,594

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes
7.625%, 07/01/11	Ba3	270	276,750

Electronic Components — 0.3%
Celestica, Inc., Sr. Sub. Notes (Canada) (l)
7.625%, 07/01/13	B2	50	50,000
Solectron Global Finance Ltd., Sr. Sub. Notes (a)
8.00%, 03/15/16	B3	250	253,125

			303,125

Energy – Coal — 0.2%
Foundation PA Coal Co., Sr. Notes, 144A
7.25%, 08/01/14	B1	250	250,625

Energy – E&P — 2.0%
Chesapeake Energy Corp., Sr. Notes
6.375%, 06/15/15	Ba2	875	837,812
6.50%, 08/15/17	Baa2	125	119,375
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	500	515,625

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Encore Acquisition Co., Sr. Sub. Notes
6.00%, 07/15/15	B2	$250	$231,250
Pride International, Inc., Oil & Gas Exp./Pro. Sr. Notes
7.375%, 07/15/14	Ba2	125	129,688
Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B2	250	265,625

			2,099,375

Entertainment & Leisure — 1.5%
Boyd Gaming Corp., Sr. Sub. Notes
7.125%, 02/01/16	B1	140	140,175
Choctaw Resort Development Enterprise, Sr. Notes
7.25%, 11/15/19	B2	250	252,187
French Lick Resorts & Casinos LLC, First Mortgage 144A (g)
10.75%, 04/15/14	B3	125	123,438
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	Caa1	125	127,187
Universal City Development Partners, Sr. Notes
11.75%, 04/01/10	B2	500	550,625
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14	B3	250	246,250
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)
9.50%, (v) 12/15/14	Caa2	250	183,750

			1,623,612

Environmental — 1.5%
Allied Waste North America Sec’d. Notes (a)
6.125%, 02/15/14	B2	250	238,750
Allied Waste North America Co., Co. Gtd. Notes, Series B
9.25%, 09/01/12	B2	167	179,943

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Allied Waste North America, Sr. Notes
7.25%, 03/15/15(a)	B2	$ 310	$315,425
Sr. Notes, Series B
8.50%, 12/01/08	B2	225	236,812
Allied Waste North America, Inc., Co. Gtd. Notes, Series B
8.875%, 04/01/08	B2	500	525,000
Waste Services, Inc., Sr. Sub. Notes
9.50%, 04/15/14	Ca	125	129,375

			1,625,305

Finance
Refco Finance Holdings LLC, Gtd. Notes 144A (i)
9.00%, 08/01/12	D (d)	14	10,920

Financial Services — 3.2%
Chukchansi Economic Development Authority, Sr. Notes, 144A
8.00%, 11/15/13	B2	180	185,400
Ford Motor Credit Co., Bonds
7.375%, 02/01/11	Ba2	770	697,972
General Motors Corp., Debs.
8.25%, 07/15/23	B3	200	145,000
TRAINS, Sec’d. Notes 144A
7.65%, 06/15/15	B1	2,305	2,327,927

			3,356,299

Food — 1.1%
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2	187	184,662
Eagle Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa2	125	93,438
Michael Foods, Inc., Sr. Sub. Notes
8.00%, 11/15/13	B3	125	125,312
Pilgrim’s Pride Corp., Co. Gtd. Notes
9.625%, 09/15/11	Ba2	100	104,250
Pinnacle Foods Holding Corp., Co., Sr. Sub. Notes
8.25%, 12/01/13	B3	250	250,625

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Tyson Foods, Inc., Sr. Unsec’d. Notes
6.60%, 04/01/16	Baa3	$ 200	$196,198
United Biscuits Finance, Gtd. Notes (United Kingdom)
10.625%, 04/15/11	B1	EUR 125	166,769

			1,121,254

Food & Beverage — 0.8%
Delhaize America, Inc., Gtd. Notes
9.00%, 04/15/31	Ba1	$ 460	524,992
Ingles Markets, Inc., Gtd. Notes
8.875%, 12/01/11	B3	270	282,150

			807,142

Forest & Paper — 0.3%
Georgia-Pacific Corp., Debs.
7.375%, 12/01/25	B2	340	321,300

Gaming — 5.7%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1	250	265,000
Cirsa Finance Luxembourg SA, Sr. Notes (Luxembourg)
8.75%, 05/15/14	B1	EUR 125	171,894
Codere Finance SA, Sr. Notes (Luxembourg)
8.25%, 06/15/15	B2	EUR 125	168,740
Global Cash Finance Corp., Sr. Sub. Notes
8.75%, 03/15/12	Caa1	$ 97	103,911
Herbst Gaming, Inc., Co. Sr. Sub. Notes
7.00%, 11/15/14	B3	150	150,000
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2	125	132,656
Las Vegas Sands Corp., Gtd. Notes
6.375%, 02/15/15	B2	125	120,000
Mandalay Resort Group, Sr. Notes
9.50%, 08/01/08	Ba2	50	53,313
Sr. Sub. Notes
10.25%, 08/01/07	Ba3	625	654,687

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

MGM Mirage, Inc., Sr. Notes (g)
6.875%, 04/01/16	Ba2	$200	$195,000
MGM Mirage, Inc., Co. Gtd. Notes (a)
8.375%, 02/01/11	Ba3	1,000	1,052,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 04/01/12	Ba3	125	130,000
MTR Gaming Group, Inc., Gtd. Notes, Series B
9.75%, 04/01/10	B2	125	132,812
Park Place Entertainment Corp., Sr. Sub. Notes
8.125%, 05/15/11	Ba1	375	403,594
Penn National Gaming, Inc., Sr. Sub. Notes
6.75%, 03/01/15	B3	125	122,813
Pinnacle Entertainment, Inc., Sr. Sub. Notes
8.25%, 03/15/12	Caa1	125	130,625
River Rock Entertainment Authority, Sr. Notes
9.75%, 11/01/11	B2	125	134,687
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12	B2	250	248,750
Station Casinos, Inc., Sr. Sub. Notes
6.50%, 02/01/14(a)	B1	500	486,250
6.875%, 03/01/16	B1	125	122,813
Wynn Las Vegas LLC, First Mortgage
6.625%, 12/01/14	B2	1,000	972,500

			5,952,545

Healthcare – Medical Products — 1.0%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)
9.63%, 01/01/15(v)	Caa2	375	265,312
Kinetic Concepts, Sr. Sub. Notes
7.375%, 05/15/13	B3	114	116,850
Sybron Dental Specialties, Inc., Co. Gtd. Notes
8.125%, 06/15/12	B1	125	132,188

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

VWR International, Inc., Sr. Sub. Notes 144A
8.00%, 04/15/14	Caa1	$550	$550,000

			1,064,350

Healthcare – Pharmaceuticals — 0.5%
Nyco Holdings 2 APS, Sr. Notes (Denmark)
11.50%, 03/31/13	B3	EUR 125	183,327
Nycomed ASA, Sr. Notes., PIK (Denmark)
11.75%, 09/15/13	NR	EUR 125	166,769
Warner Chilcott Corp., Sr. Sub. Notes
8.75%, 02/01/15	Caa1	$125	124,375

			474,471

Healthcare – Services — 2.8%
Accellant, Inc., Gtd. Notes
10.50%, 12/01/13	Caa1	125	134,375
Alliance Imaging, Inc., Sr. Sub. Notes (a)
7.25%, 12/15/12	B3	125	108,750
Ameripath, Inc., Gtd. Notes
10.50%, 04/01/13	B3	375	398,437
DAVITA, Inc., Gtd. Notes (a)
7.25%, 03/15/15	B3	530	530,000
HCA, Inc., Notes
6.75%, 07/15/13	Ba2	350	346,836
Select Medical Corp., Gtd. Notes
7.625%, 02/01/15	B3	125	112,813
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
7.375%, 02/01/13(a)	B3	350	326,375
Sr. Notes, 144A
9.875%, 07/01/14	B3	250	259,375
Triad Hospitals, Inc., Sr. Notes
7.00%, 05/15/12	B2	200	198,500
US Oncology, Inc., Sr. Notes, 144A
9.00%, 08/15/12	B2	250	265,000
Vanguard Health Holdings Co. LLC, Sr. Sub. Notes
9.00%, 10/01/14	Caa1	250	258,125

			2,938,586

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Home Construction — 0.1%
Meritage Homes Corp., Gtd. Notes
6.25%, 03/15/15	Ba2		$125	$112,500

Hospitals/Hospital Management — 0.9%
Community Health Systems, Inc., Sr. Sub. Notes, 144A
6.50%, 12/15/12	B3		275	267,437
Fresenius Medical Care Capital Trust, Gtd. Notes
7.875%, 06/15/11	B1		400	419,000
Rotech Healthcare, Inc., Gtd. Notes (a)
9.50%, 04/01/12	B3		300	248,250

				934,687

Industrial — 0.2%
Blount, Inc., Sr. Sub. Notes
8.875%, 08/01/12	B2		250	260,000

Internet Services — 0.2%
Intelsat Bermuda Ltd., Sr. Notes, 144A (Bermuda) (l)
8.625%, 01/15/15	Caa1		170	176,800

Lodging — 0.8%
Gaylord Entertainment Co., Gtd. Notes
6.75%, 11/15/14	B3		250	239,375
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba2		21	21,026
Host Marriott LP, Sr. Notes
7.00%, 08/15/12	Ba2		500	505,000
7.125%, 11/01/13	Ba2		25	25,375

				790,776

Machinery — 0.5%
Chart Industries, Inc., Sr. Sub. Notes
9.125%, 10/15/15	B3		270	278,100
Columbus McKinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B2		81	89,100
Dresser-Rand Group, Inc., Sr. Sub. Notes
7.375%, 11/01/14	B3		200	204,500

				571,700

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Manufacturing — 0.3%
Dresser, Inc., Gtd. Notes
9.375%, 04/15/11	B2		$330	$344,025

Media — 2.3%
DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
8.375%, 03/15/13	Ba2		500	534,375
DirecTV Holdings LLC, Sr. Notes
6.375%, 06/15/15	Ba2		140	136,850
Echostar DBS Corp., Sr. Notes
5.75%, 10/01/08	Ba3		250	246,250
Gtd. Notes
7.125%, 02/01/16(a)	Ba3		660	644,325
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)
8.00%, 04/30/14	B3	EUR	625	845,671

				2,407,471

Media & Entertainment
Universal City Florida, Holding Co., Sr. Notes
8.375%, 05/01/10	B3		$50	51,500

Media – Broadcasting & Radio — 0.4%
Emmis Operating Co., Sr. Sub. Notes (a)
6.875%, 05/15/12	B2		125	121,719
Radio One, Inc., Gtd. Notes
6.375%, 02/15/13	B2		125	117,500
Sinclair Broadcast Group, Inc., Co. Gtd. Notes
8.75%, 12/15/11	B2		125	131,562

				370,781

Media – Cable — 4.0%
Adelphia Communications Corp., Sr. Notes 144A (g)(i)
10.25%, 06/15/11	NR		125	63,438
Cablevision Systems Corp., Sr. Notes, 144A (a)
8.00%, 04/15/12	B3		500	498,750
CCH I Holdings LLC, Gtd. Notes
9.92%, 04/01/14	Ca		250	155,000
10.00%, 05/15/14	Ca		250	155,000

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Charter Communications Holdings II LLC, Sr. Notes, 144A
10.25%, 09/15/10	Caa1	$250	$251,875
Charter Communications Operating LLC, Sr. Notes, 144A (g)
8.00%, 04/30/12	B2	410	412,050
Charter Communications Term B (g)
Zero, 04/25/13	B2	500	502,260
CSC Holdings, Inc.,
Sr. Notes 144A
6.75%, 04/15/12	B2	350	348,250
Sr. Notes
8.125%, 07/15/09	B2	150	155,625
Ono Finance PLC, Gtd. Notes (United Kingdom)
10.50%, 05/15/14	B3	EUR 125	171,105
Ono Finance PLC (United Kingdom)
8.00%, 05/16/14	B3	EUR 125	151,787
Rogers Cable, Inc., (Canada) (l)
7.25%, 12/15/11	Ba2	$125	117,515
Tele Columbus AG Co., Sr. Sub. Notes (Germany)
9.375%, 04/15/12	B3	EUR 125	163,220
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B2	EUR 187	261,522
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium) (a)(l)
11.50%, (v) 06/15/14	Caa1	$655	542,012
UPC Holding BV, Sr. Notes (Netherlands)
7.75%, 01/15/14	B3	EUR 250	303,968

			4,253,377

Medical Supplies & Equipment — 0.9%
HCA, Inc., Bonds
6.50%, 02/15/16	Ba2	$930	894,217

Metals — 1.0%
AK Steel Corp., Gtd. Notes (a)
7.75%, 06/15/12	B1	125	126,563

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Novelis, Inc., Sr. Notes, 144A (Canada) (l)
7.25%, 02/15/15	B1		$265	$257,050
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B2		250	251,562
UCAR Finance, Inc., Gtd. Notes
10.25%, 02/15/12	B2		125	133,125
United States Steel LLC, Sr. Notes
9.75%, 05/15/10	Ba1		250	270,000

				1,038,300

Metals & Mining — 0.3%
OM Group, Inc., Gtd. Notes
9.25%, 12/15/11	Caa1		125	129,063
Peabody Energy Corp., Sr. Notes
5.875%, 04/15/16	Ba2		190	180,025

				309,088

Oil & Gas Exploration/Production — 0.7%
Exco Resources, Inc., Gtd. Notes
7.25%, 01/15/11	B2		150	148,125
Hanover Compressor Co., Sr. Notes
9.00%, 06/01/14	B3		150	161,250
Roseton/Danskammer, Pass-Through Certs.
7.27%, 11/08/10	B2		200	201,999
SemGroup LP, Sr. Notes
8.75%, 11/15/15	B1		200	204,000

				715,374

Oil, Gas & Consumable Fuels — 0.5%
Amerigas Partners, Sr. Notes
7.125%, 05/20/16	B1		540	534,600

Packaging — 1.7%
Consolidated Container Co. LLC, Sr. Disc. Notes
10.75%, 06/15/09	B3		125	117,500
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)
7.875%, 03/01/15	Caa1	EUR	125	157,701
Graham Packaging Co., Sub. Notes, 144A
9.875%, 10/15/14	Caa2		$500	513,750

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Graphic Packaging International Corp., Sr. Sub. Notes (a)
9.50%, 08/15/13	B3	$250	$242,500
Huntsman Packaging Corp., Gtd. Notes (g)
13.00%, 06/01/10	NR	125	58,750
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.25%, 05/15/13	B2	125	128,438
Owens-Brockway Glass Containers, Inc., Co. Gtd. Notes
8.875%, 02/15/09	B1	125	130,000
Pliant Corp., Notes, 144A (a)(g)(i)
11.125%, 09/01/09	NR	125	131,406
Portola Packaging, Inc., Sr. Notes
8.25%, 02/01/12	Caa1	125	110,156
Pregis Corp., Gtd. Notes (a)
12.375%, 10/15/13	Caa1	125	131,250
Russell-Stanley Holdings, Inc., Sr. Sub. Notes (g)(z)
9.00%, 11/30/08	NR	55	0
Tekni-Plex, Inc., Sec’d. Notes, 144A (a)(g)
8.75%, 11/15/13	Caa2	125	118,125

			1,839,576

Paper — 2.9%
Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada)
7.25%, 10/01/12	B2	125	112,188
Boise Cascade LLC, Sr. Sub. Notes
7.125%, 10/15/14	B2	125	118,750
Cascades, Inc., Sr. Notes (Canada) (l)
7.25%, 02/15/13	Ba3	160	151,600
Georgia-Pacific Corp.,
Sr. Notes
8.00%, 01/15/24	B2	285	284,287
Notes
8.125%, 05/15/11	B2	500	518,750
JSG Funding PLC, Sr. Notes (Ireland) (l)
9.625%, 10/01/12	B3	840	886,200

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

JSG Holding PLC., Sr. Notes (Ireland)
11.50%, 10/01/15	Caa2	EUR 153	$200,532
NewPage Corp., Sec’d. Notes
10.00%, 05/01/12	B3	$125	133,906
Norampac, Inc., Sr. Notes (Canada) (l)
6.75%, 06/01/13	Ba2	150	141,000
Smurfit-Stone Container Enterprises, Inc.,
8.375%, 07/01/12(a)	B2	430	419,250
9.75%, 02/01/11(l)	B2	125	127,812

			3,094,275

Paper & Forest Products — 1.0%
Abitibi-Consolidated, Inc., Notes (Canada) (a)(l)
8.55%, 08/01/10	B1	800	820,000
Bowater Canada Finance, Gtd. Notes (Canada) (l)
7.95%, 11/15/11	B1	160	160,400
Smurfit Capital Funding PLC, Debs. (Ireland) (l)
7.50%, 11/20/25	B1	100	93,500

			1,073,900

Personal Services — 0.1%
Corrections Corp. of America, Gtd. Notes
6.75%, 01/31/14	Ba3	130	126,750

Printing — 0.2%
SGS International, Inc., Sr. Sub. Notes, 144A
12.00%, 12/15/13	Caa1	125	131,875
Vertis, Inc., Gtd. Notes, Series B (a)
10.875%, 06/15/09	Caa1	125	119,375

			251,250

Publishing — 2.9%
Advanstar Communications, Inc., Notes
10.75%, 08/15/10	B3	125	135,625
Gtd. Notes, Series B, 144A (g)
12.00%, 02/15/11	Caa2	125	132,187

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	B2		$487	$550,919
Dex Media West LLC, Sr. Sub. Notes
9.875%, 08/15/13	B2		303	333,679
Dex Media, Inc., Notes, Zero Coupon (until 11/15/08)
9.00%, (v) 11/15/13	B3		520	442,000
Houghton Mifflin Co.,
Sr. Sub. Notes
9.875%, 02/01/13 (a)	Caa1		125	133,750
Sr. Disc. Notes, Zero Coupon (until 10/15/08)
11.50%, (v) 10/15/13	Caa2		125	106,250
Primedia, Inc.,
Sr. Notes
8.00%, 05/15/13	B2		225	203,625
Gtd. Notes
8.875%, 05/15/11	B2		125	120,313
WDAC Subsidiary Corp., Sr. Notes
8.375%, 12/01/14	Caa1	EUR	125	124,062
8.50%, 12/01/14	Caa1	EUR	375	482,565
Yell Finance BV, Gtd. Notes, Zero Coupon (until 08/01/06) (Netherlands)
13.50%, (v) 08/01/11	B1		$250	261,875

				3,026,850

Real Estate — 0.3%
CB Richard Ellis Service, Sr. Notes
9.75%, 05/15/10	Ba3		114	123,120
Forest City Enterprises, Sr. Unsec’d. Notes
6.50%, 02/01/17	Ba3		150	144,000

				267,120

Restaurants — 0.3%
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B2		82	84,870
Landry’s Restaurants, Inc., Gtd. Notes
7.50%, 12/15/14	B2		250	240,000

				324,870

	Moody’s Ratings	Principal Amount (000)		Value (Note 2)

Retailers — 0.8%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes
6.75%, 05/01/14	Ba3		$350	$336,000
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes
8.75%, 06/15/12	B2		200	202,000
General Nutrition Center, Inc., Sr. Sub. Notes
8.50%, 12/01/10	Caa1		100	97,125
Victoria Acqstion III BV, Sr. Notes, 144A (Netherlands)
7.875%, 10/01/14	B2	EUR	125	172,880

				808,005

Retailers – Food & Drug — 0.6%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)
12.00%, 12/15/11	B3	GBP	125	258,717
Couche-Tard US LP., Sr. Sub. Notes
7.50%, 12/15/13	Ba3		$125	127,187
Jean Coutu Group, Inc., Sr. Sub. Notes (Canada) (a)(l)
8.50%, 08/01/14	B3		125	117,188
Rite Aid Corp., Sec’d. Notes (a)
8.125%, 05/01/10	B2		125	127,812

				630,904

Semiconductors — 0.4%
Avago Technologies Financial, Sr. Notes
10.125%, 12/01/13	B3		125	135,313
Sensata Technologies, Sr. Notes
8.00%, 05/01/14	B2		75	75,375
9.00%, 05/01/16 (g)	Caa1		125	161,249

				371,937

Services Cyclical – Business Services — 0.1%
Cornell Cos., Inc., Sr. Notes
10.75%, 07/01/12	B3		125	130,625

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Services Cyclical – Consumer Services — 0.3%
Brickman Group, Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2	$250	$271,575

Services Cyclical – Distribution/Logistical — 1.1%
ACCO Brands Corp., Co. Gtd. Notes
7.625%, 08/15/15	B2	125	118,750
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	B3	125	138,750
Ray Acquisition SCA, Sr. Sub. Notes (France)
9.375%, 03/15/15	Caa1	EUR 625	851,585

			1,109,085

Services Cyclical – Rental Equipment — 1.1%
Hertz Corp., Sr. Sub. Notes
8.875%, 01/01/14		$465	494,062
10.50%, 01/01/16(a)		250	276,563
United Rentals North America, Inc., Sr. Sub. Notes, 144A (a)
7.75%, 11/15/13	B2	375	376,875

			1,147,500

Technology — 0.2%
Sanmina-SCI Corp., Sr. Sub. Notes
8.125%, 03/01/16	B1	175	177,625

Technology – Hardware — 0.2%
Lucent Technologies, Inc., Debs.
6.45%, 03/15/29	B2	250	221,875

Technology – Software/Services — 0.9%
Activant Solutions, Inc., Sr. Notes
10.50%, 06/15/11	B2	125	137,944
Sungard Data Systems, Inc.,(a)
Sr. Unsec’d. Notes, 144A
9.125%, 08/15/13	B3	475	507,062
Sr. Sub. Notes, 144A
10.25%, 08/15/15	Caa1	250	268,750

			913,756

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Telecommunications — 5.8%
Cincinnati Bell, Inc., Sr. Sub. Notes (a)
8.375%, 01/15/14	B3	$625	$639,062
Citizens Communications Co., Sr. Notes
6.25%, 01/15/13	Ba3	250	242,813
9.00%, 08/15/31	Ba3	10	10,725
9.25%, 05/15/11	Ba3	250	274,687
Eircom Funding, Gtd. Notes (Ireland) (l)
8.25%, 08/15/13	B1	125	134,375
Hawaiian Telcom Communications, Inc., Sr. Notes, 144A
9.75%, 05/01/13	B3	200	207,000
Nordic Tel Co. Holdings,. Sr. Notes (Denmark) (g)(l)
8.875%, 05/01/16	B2	400	414,000
Qwest Capital Funding, Inc. Co. Gtd.
7.625%, 08/03/21	B3	150	149,063
7.90%, 08/15/10 (a)	Caa2	250	256,563
Qwest Communications International, Inc., Co. Gtd. Notes
7.50%, 02/15/14	B2	650	654,875
Qwest Corp., Notes
6.875%, 09/15/33	Ba3	975	900,656
8.875%, 03/15/12(a)	Ba3	500	547,500
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada) (l)
6.375%, 03/01/14	Ba3	730	719,050
Rogers Wireless, Inc.(l)
Sec’d. Notes
7.50%, 03/15/15	Ba3	250	263,125
Sec’d. Notes, 144A
8.00%, 12/15/12(a)	B2	125	131,250
Rural Cellular Corp., Sr. Notes
9.875%, 02/01/10	Caa1	250	265,625

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Time Warner Telecom Holdings, Inc., Co. Gtd. Notes
9.25%, 02/15/14	B3	$250	$266,250

			6,076,619

Telecommunications – Cellular — 2.7%
Alamosa Delaware, Inc.,
Sr. Notes
8.50%, 01/31/12	Caa1	125	133,906
Co. Gtd. Notes
12.00%, 07/31/09	Caa1	125	133,906
American Cellular Corp., Sr. Notes
10.00%, 08/01/11	B3	250	271,250
American Tower Corp., Sr. Notes
7.50%, 05/01/12	B3	250	256,250
Dobson Cellular Systems, Inc., Sec’d. Notes
9.875%, 11/01/12	B3	125	136,563
Hellas Telecommunications, Sec’d. Notes (Luxembourg)
8.50%, 10/15/13	B3	EUR 250	335,114
Nextel Communications, Sr. Notes
7.375%, 08/01/15	Ba3	$125	130,497
Nextel Partners, Inc., Sr. Notes
8.125%, 07/01/11	B3	100	104,750
US Unwired, Inc., Sec’d. Notes, 144A
10.00%, 06/15/12	Caa1	250	280,000
Wind Acquisition Finance SA, Gtd. Notes (Luxembourg) (a)(g)(l)
10.75%, 12/01/15	B3	1,000	1,105,000

			2,887,236

Telecommunications – Satellites — 0.9%
Inmarsat Finance PLC, Co. Gtd. Notes, Zero Coupon (until 11/15/08)
10.375%, (v) 11/15/12	CCC+(d)	250	215,000
Intelsat Ltd., Notes (Bermuda) (l)
7.625%, 04/15/12	Caa1	250	214,375

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

PanAmSat Corp., Gtd. Notes
9.00%, 08/15/14	B1	$325	$341,656
PanAmSat Holding Corp., Sr. Disc. Notes, Zero Coupon (until 11/01/09)
10.375%, (v) 11/01/14	B3	250	180,625

			951,656

Textiles & Apparel — 1.2%
Propex Fabrics, Inc., Co. Gtd. Notes
10.00%, 12/01/12	B3	125	117,500
Quicksilver, Inc., Gtd. Notes (a)
6.875%, 04/15/15	B1	600	579,000
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B1	275	287,375
Warnaco, Inc., Sr. Notes
8.875%, 06/15/13	B1	250	263,125

			1,247,000

Tobacco — 0.5%
Alliance One International, Inc., Co. Gtd. Notes, 144A
11.00%, 05/15/12	B2	250	237,500
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes
7.25%, 06/01/12	Ba2	250	255,000

			492,500

Transportation — 0.3%
Horizon Lines LLC, Co. Gtd. Notes
9.00%, 11/01/12	B3	200	208,250
Stena AB, Sr. Notes (l)
9.625%, 12/01/12	Ba3	125	134,688

			342,938

Utilities – Distribution — 0.4%
Inergy LP Inergy Finance Corp., Sr. Notes
6.875%, 12/15/14	B1	125	118,125
Suburban Propane Partners LP, Sr. Notes
6.875%, 12/15/13	B1	305	288,988

			407,113

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Utilities – Electric — 5.6%
AES Corp., Sec’d. Notes, 144A
8.75%, 05/15/13	Ba3	$500	$541,250
Calpine Canada Energy, Gtd. Notes (Canada) (a)(i)(l)
8.50%, 05/01/08	D(d)	125	70,313
Calpine Corp., Sec’d. Notes (a)(i)
8.50%, 07/15/10	D(d)	250	228,750
CMS Energy Corp., Sr. Notes
6.30%, 02/01/12	B1	410	398,725
Dynegy Holdins, Inc., Sr. Unsec’d. Notes (g)
8.375%, 05/01/16	B2	450	447,750
Midwest Generation LLC, Sec’d. Notes
8.75%, 05/01/34	B1	1,290	1,393,200
Mirant North America LLC, Sr. Notes, 144A (a)
7.375%, 12/31/13	B1	125	125,469
Mission Energy Holding Co., Sec’d. Notes
13.50%, 07/15/08	B2	125	142,031
NRG Energy, Inc., Co. Gtd.
7.375%, 02/01/16	B1	1,065	1,074,319
PSEG Energy Holdings LLC, Sr. Notes, 144A
8.50%, 06/15/11	Ba3	675	722,250
Reliant Energy, Inc., Sec’d. Notes
6.75%, 12/15/14	B2	370	336,700
Reliant Resources, Inc., Sec’d. Notes (a)
9.25%, 07/15/10	B1	250	253,437
Tenaska Alabama Partners LP, Sec’d. Notes
7.00%, 06/30/21	B1	158	155,858

			5,890,052

Utilities – Pipelines — 5.0%
El Paso Corp., Sr. Notes
6.75%, 05/15/09	Caa1	250	248,438
7.80%, 08/01/31	Caa1	750	742,500
Notes (a)
7.875%, 06/15/12	Caa1	750	776,250

	Moody’s Ratings	Principal Amount (000)	Value (Note 2)

Southern Natural Gas Co., Notes
8.00%, 03/01/32	B1	$250	$267,277
Tennessee Gas Pipeline Co.,
Debs.
7.50%, 04/01/17	B1	500	521,951
Bonds
8.375%, 06/15/32	B1	350	386,758
Transcont Gas Pipe Line Corp., Sr. Notes, Series B
8.875%, 07/15/12	Ba2	475	538,531
Williams Cos., Inc.,
Sr. Notes
7.625%, 07/15/19	B1	750	787,500
Notes
7.875%, 09/01/21 (a)	B1	500	532,500
8.125%, 03/15/12	B1	375	402,656

			5,204,361

Total Corporate Bonds (Cost $99,240,506)			101,363,028

Foreign Government Bonds — 0.8%
Federal Republic of Brazil
10.50%, 07/14/14	EUR	162	200,880
11.00%, 08/17/40	EUR	523	673,362

Total Foreign Government Bonds (Cost $871,885)			874,242

		Shares
Preferred Stocks — 0.1%
Publishing
Ziff Davis Media, Inc., Series E, 10.00%, PIK		2	360

Retailers — 0.1%
General Nutrition Center, Series A, 12.00%, PIK		125	137,813

Total Preferred Stocks (Cost $125,751)			138,173

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Units	Value (Note 2)

Warrants* — 0.1%
Chemicals
General Chemical Industry Product, Inc., Series A, 144A (g) Expiring 04/30/11	103	$0
General Chemical Industry Product, Inc., Series B, (g) Expiring 04/30/11	77	0

		0

Metals — 0.1%
ACP Holding Corp., Expiring 10/07/13	39,024	65,365

Packaging
Pliant Corp., Expiring 06/01/10, 144A (g)(z)	475	5

Paper
MDP Acquisitions PLC, Expiring 10/01/13 (Ireland)	275	5,638

Publishing
Advanstar Holdings Corp., Expiring 10/15/11, 144A	225	2
Ziff Davis Media, Inc., Expiring 08/12/12	4,400	44

		46

Total Warrants (Cost $434)		71,054

	Shares
Common Stocks
Chemicals
General Chemicals Industry Products (g)*	179	49,907

Packaging
Russell Stanley Holdings, Inc. (g)(z)*	6,000	0

Total Common Stocks (Cost $577,331)		49,907

Rights
Sleepmaster Membership Interests* (Cost $0)	264	0

Total Long-Term Investments (Cost $100,815,907)		102,496,404

	Shares	Value (Note 2)

Short-Term Investments — 21.0%
Affiliated Money Market Mutual Fund — 16.6%
Dryden Core Investment Fund -Taxable Money Market Series (Cost $17,386,040; includes $15,813,269 of cash collateral received for securities on loan) (b)(w)	17,386,040	$17,386,040

	Principal Amount (000)
U.S. Treasury Obligations — 4.4%
U. S. Treasury Bills (k)(n)
4.51%, 06/15/06	$640	636,392
4.52%, 06/15/06	640	636,384
4.531%, 06/15/06	640	636,375
4.545%, 06/15/06	60	59,646
4.546%, 06/15/06	640	636,364
4.55%, 06/15/06	140	139,175
4.553%, 06/15/06	640	636,358
4.565%, 06/15/06	1,280	1,272,454

Total U.S. Treasury Obligations (Cost $4,653,432)		4,653,148

	Number of Contracts
Outstanding Options Purchased
Put Options
Eurodollar Futures, Strike Price $91.75, Expiring 03/19/07	47	294
Eurodollar Futures, Strike Price $92.50, Expiring 12/18/06	21	52

Total Outstanding Options Purchased (Cost $646)		346

Total Short-Term Investments (Cost $22,040,118)		22,039,534

Total Investments — 118.5% (Cost $122,856,025; Note 5) (o)		124,535,938
Liabilities In Excess of Other Assets (u) — (18.5)%		(19,473,298)

Net Assets — 100.0%		$105,062,640

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

EUR	Euro

GBP	British Pound

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,352,064; cash collateral of $15,813,269 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of April 30, 2006, 5 securities representing $49,912 and 0.04% of the total market value were fair valued in accordance with policies adopted by the Board of Directors.

(u)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts at April 30, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2006	Unrealized Appreciation Depreciation

Long Positions:
44	Euro Dollar	Jun 07	$10,427,450	$10,429,100	$1,650
44	Euro Dollar	Sep 07	10,430,200	10,429,650	(550)
44	Euro Dollar	Dec 07	10,429,650	10,428,550	(1,100)
47	Euro Dollar	Mar 08	10,428,000	10,426,900	(1,100)

					$(1,100)

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2006	Unrealized Appreciation

Short Positions:
	U.S. Treasury
51	10 Year Note	Jun 06	$5,397,234	$5,384,484	$12,750

Forward foreign currency exchange contracts outstanding at April 30, 2006:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	In Exchange For	Value at April 30, 2006	Unrealized Appreciation

May 06	Buy EUR	9,864,506	$12,028,515	$12,461,257	$432,742
May 06	Buy GBP	293,771	515,922	535,797	19,875

			$12,544,437	$12,997,054	$452,617

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Value at April 30, 2006	Unrealized Depreciation

May 06	Sell EUR	16,103,539	$19,431,549	$20,343,072	$(911,523)
May 06	Sell GBP	425,708	740,237	776,506	(36,269)

			$20,171,786	$21,119,578	$(947,792)

Interest rate swap agreements outstanding at April 30, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%.(1)	Jun 16	$1,000	$15,907
Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%.(1)	Dec 07	7,500	(681)

			$15,226

Broker/Counterparty:

(1)	Lehman Brothers

See Notes to Financial Statements.

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

Credit default swap agreements outstanding at April 30, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Depreciation

Receive a fixed rate equal to 1.00% and the Portfolio will pay to the counterparty at par in the event of default of ABITIBI SP, 8.55%, due 08/01/10 (1)	Sep 06	$100	$(43)

			$(43)

Broker/Counterparty:

(1)	Lehman Brothers

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(z)	Issuer in bankruptcy.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (14.6% represents investment purchased with collateral received from securities on loan)	16.6%
Telecommunications	5.8
Chemicals	5.7
Gaming	5.7
Utilities - Electric	5.6
Utilities - Pipelines	5.0
U.S. Treasury Obligations	4.4
Media - Cable	4.0
Financial Services	3.2
Paper	2.9
Publishing	2.9
Health Care - Services	2.8
Automotive - OEM	2.7
Automotive Parts	2.7
Telecommunications - Cellular	2.7
Media	2.3
Consumer Products - Household & Leisure	2.1
Packaging	1.7
Aerospace	1.5
Energy - E&P	2.0
Entertainment & Leisure	1.5
Environmental	1.5
Building Materials - Fixtures & Fittings	1.3
Conglomerates	1.3
Agriculture	1.2
Textiles & Apparel	1.2
Commercial Services	1.1
Containers & Packaging	1.1
Defense	1.1
Food	1.1
Metals	1.1
Services Cyclical - Distribution/Logistical	1.1
Services Cyclical - Rental Equipment	1.1
Paper & Forest Products	1.0
Health Care - Medical Products	1.0
Hospitals/Hospital Management	0.9
Medical Supplies & Equipment	0.9
Retailers	0.9
Technology - Software/Services	0.9
Telecommunications - Satellites	0.9
Consumer Products - Non Durable	0.8
Food & Beverage	0.8
Foreign Government Bonds	0.8
Lodging	0.8
Capital Goods - Others	0.7
Oil & Gas Exploration/Production	0.7
Retailers - Food & Drug	0.6
Consumer Products - Industrial	0.5
Healthcare - Pharmaceuticals	0.5
Machinery	0.5
Oil, Gas & Consumable Fuels	0.5
Tobacco	0.5
Media - Broadcasting & Radio	0.4
Semiconductors	0.4
Utilities - Distribution	0.4
Business Services	0.3
Distribution/Wholesale	0.3
Electronic Components	0.3
Forest & Paper	0.3
Manufacturing	0.3
Metals & Mining	0.3
Real Estate	0.3
Restaurants	0.3
Services Cyclical - Consumer Services	0.3
Transportation	0.3
Building Materials	0.2
Building Materials - Consumer	0.2
Cable	0.2
Energy - Coal	0.2
Industrial	0.2
Internet Services	0.2
Printing	0.2
Technology	0.2
Technology - Hardware	0.2
Home Construction	0.1
Personal Services	0.1
Services Cyclical - Business Services	0.1

118.5%
Liabilities In Excess of Other Assets	(18.5)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Commercial Paper — 42.4%
Amsterdam Funding Corp. 144A (g)(n)
4.90%, 05/22/06	$1,600	$1,595,427
Bank of Ireland 144A (g)(n)
4.78%, 05/08/06	1,500	1,498,606
BASF AG (g)(n) 144A
4.77%, 05/10/06	1,000	998,808
4.79%, 05/10/06	621	620,256
Citigroup Funding (n)
4.77%, 05/08/06	1,000	999,073
4.77%, 05/09/06	1,000	998,940
Greenwich Capital Holdings, Inc. (c)(n)
4.812%, 05/11/06	4,500	4,500,000
Norddeutsche Landesbank 144A (g)(n)
4.78%, 05/04/06	1,750	1,749,303
Nyala Funding LLC 144A (g)(n)
4.75%, 05/15/06	2,000	1,996,306
Old Line Funding Corp. 144A (g)(n)
4.78%, 05/01/06	2,000	2,000,000
Park Granada 144A (g)(n)
4.90%, 05/01/06	909	909,000
PB Finance Delaware (n)
4.79%, 05/03/06	1,095	1,094,709
Sheffield Receivables 144A (g)(n)
4.89%, 05/22/06	3,495	3,485,031
Skandinav Enskilda Bank, Notes 144A (c)(g)
4.97%, 11/29/06	5,000	4,999,853
Societe Generale NA (n)
4.78%, 05/10/06	2,000	1,997,610
Total Capital 144A (g)(n)
4.83%, 05/01/06	4,000	4,000,000
Tulip Funding Corp. 144A (g)(n)
4.97%, 05/31/06	2,000	1,991,717
4.99%, 05/31/06	2,000	1,991,683
UBS Finance (De) LLC (n)
4.76%, 05/08/06	1,600	1,598,519

Total Commercial Paper (Cost $39,024,841)		39,024,841

Certificates of Deposit — 20.1%
Australia & New Zealand Bank
4.81%, 01/29/07	2,000	1,999,711

	Principal Amount (000)	Value (Note 2)

BNP Paribas NY Branch (c)
4.839%, 06/19/06	$2,000	$1,999,940
Branch Banking & Trust
4.67%, 08/10/06	5,000	4,999,854
Credit Suisse First Boston NY (c)
4.819%, 05/09/06	5,000	5,000,004
Royal Bank of Scotland PLC
4.30%, 09/28/06	1,000	1,000,000
Wells Fargo & Co.
4.80%, 01/06/07	3,500	3,500,295

Total Certificates of Deposit (Cost $18,499,804)		18,499,804

Time Deposits — 4.3%
National Australia
4.83%, 05/01/06 (Cost $4,000,000)	4,000	4,000,000

Corporate Obligations — 33.1%
American Express Credit Corp., Sr. Notes, MTN, 144A (c)(g)
4.973%, 05/18/07	4,000	4,000,658
Bank of America Corp., Notes
7.50%, 09/15/06	3,000	3,035,253
Bank One Corp., Notes, MTN (c)
5.02%, 09/15/06	1,210	1,210,559
HSBC USA, Inc., Sr. Notes, MTN (c)
4.881%, 05/15/07	4,000	4,000,000
Irish Life & Permanent PLC, Notes, MTN, 144A (c)(g)
4.949%, 05/21/07	1,000	1,000,099
JPMorgan Chase & Co., Sr. Notes
5.625%, 08/15/06	3,000	3,011,633
Merrill Lynch & Co., Notes, MTN (c)
4.881%, 05/15/07	4,600	4,600,000
National City Bank (c) Notes, MTN
4.97%, 07/26/06	1,650	1,650,101
Notes
5.01%, 02/14/07	3,000	3,000,000
Nationwide Building Society, Notes, 144A (c)(g)
5.025%, 04/27/07	3,000	3,001,865
Paccar Financial Corp., Notes, MTN (c)
4.86%, 05/11/07	2,000	2,000,000

Total Corporate Obligations (Cost $30,510,168)		30,510,168

Total Debt Instruments (Cost $92,034,813)		92,034,813

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2006

(Unaudited)

	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 0.7%
Dryden Core Investment Fund - Taxable Money Market Series (w) (Cost $663,288)	663,288	$663,288

Total Investments — 100.7% (Cost $92,698,101; Note 5) †		92,698,101
Liabilities In Excess of Other Assets — (0.7)%		(628,615)

Net Assets — 100.0%		$92,069,486

The following abbreviations are used in portfolio descriptions:

144	A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate amortized cost of such securities was $35,838,615. The aggregate market value of $35,838,615 is approximately 38.9% of net assets. These securities have been deemed liquid under procedures established by the Board of Directors.

MTN	Medium Term Note

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The following is a breakdown of the money market portfolio by industry classification, as of April 30, 2006. Percentages are based on net assets:

Commercial Paper	42.4%
Financial Services	23.3
Certificates of Deposit	20.1
Financial - Bank & Trust	6.6
Time Deposits	4.3
Financial - Brokerage	3.3
Affiliated Money Market Mutual Fund	0.7

100.7%
Liabilities In Excess of Other Assets	(0.7)

Total	100.0%

See Notes to Financial Statements.

This Page Intentionally Left Blank

Statements of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL CAP GROWTH FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND	STRATEGIC PARTNERS MID CAP VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND
ASSETS
Investments at Value: Unaffilliated investments (A) including Securities on Loan (D)	$275,410,271	$106,420,159	$128,694,271	$424,551,472	$14,362,974
Affiliated investments (B)	5,780,237	22,981,123	35,993,253	72,820,039	913,367
Foreign Currency at Value (C)	451,927	—	—	—	—
Cash (F)	806,483	134	—	—	71,693
Receivable for:
Securities Sold	7,992,849	1,088,541	4,320,658	4,090,969	—
Dividends and Interest	952,749	21,091	38,630	1,475,373	3,261
Fund Shares Sold	867,032	135,174	96,117	344,860	18,191
Receivable from Investment Manager	—	—	—	—	44,624
Prepaid Expenses	47,881	28,455	21,241	6,899	7,892
Due From Broker – Variation Margin	—	9,150	—	—	—

Total Assets	292,309,429	130,683,827	169,164,170	503,289,612	15,422,002

LIABILITIES
Payable to Broker for Collateral for Securities on Loan	3,022,730	18,308,138	35,801,659	70,717,317	—
Payable to Investment Manager	190,319	54,111	58,019	511,433	—
Payable for:
Securities Purchased	7,984,826	592,446	3,321,288	4,246,062	458,989
Fund Shares Redeemed	1,284,529	406,305	391,070	2,433,226	52,283
Transfer Agents’ Fees (E)	829,146	164,785	442,219	488,703	84,388
Payable to Custodian	—	—	231,707	1,252,862	—
Distribution Fees	194,256	76,289	89,701	349,177	11,376
Accrued Expenses and other liabilities	176,279	71,219	157,147	37,946	32,063
Deferred Directors’ Fees	17,637	8,305	7,774	8,643	824

Total Liabilities	13,699,722	19,681,598	40,500,584	80,045,369	639,923

Net Assets	$278,609,707	$111,002,229	$128,663,586	$423,244,243	$14,782,079

Net assets were comprised of:
Common Stock, at $.001 Par Value	$16,759	$19,066	$25,494	$23,633	$4,873
Paid-In-Capital in Excess of Par	329,471,588	220,078,077	253,701,334	319,706,544	51,431,208

	329,488,347	220,097,143	253,726,828	319,730,177	51,436,081
Accumulated net investment loss	(5,907,340)	(949,743)	(1,137,263)	(502,160)	(138,508)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(128,762,326)	(124,176,036)	(147,389,540)	23,975,637	(40,489,686)
Net unrealized appreciation on investments and foreign currency transactions	83,791,026	16,030,865	23,463,561	80,040,589	3,974,192

Net Assets, April 30, 2006	$278,609,707	$111,002,229	$128,663,586	$423,244,243	$14,782,079

(A) Unaffiliated Investments at Cost	$191,581,199	$90,389,294	$105,230,710	$344,510,883	$10,388,782

(B) Affiliated Investments at Cost	$5,493,872	$4,672,985	$35,993,253	$72,820,039	$913,367

(C) Foreign Currency at Cost	$406,169	$—	$—	$—	$—

(D) Securities on Loan at Value	$2,916,441	$17,887,630	$34,311,139	$68,505,453	$—

(E) Affiliated Transfer Agent Fees	$342,200	$29,200	$226,300	$209,350	$36,000

(F) Amount Segregated to Cover Open Futures Contracts	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL CAP GROWTH FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND	STRATEGIC PARTNERS MID CAP VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND
NET ASSET VALUE:
Class A: Net Assets	$24,357,549	$14,232,120	$13,129,425	$47,205,166	$2,826,497

Shares Outstanding	1,429,434	2,366,824	2,534,355	2,520,915	907,011

Net Asset Value and Redemption Price Per Share	$17.04	$6.01	$5.18	$18.73	$3.12

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$18.03	$6.36	$5.48	$19.82	$3.30

Class B: Net Assets	$4,303,229	$8,485,703	$2,570,577	$56,013,171	$402,180

Shares Outstanding	260,906	1,483,581	511,345	3,166,761	134,790

Net Asset Value, Offering and Redemption Price Per Share	$16.49	$5.72	$5.03	$17.69	$2.98

Class C: Net Assets	$54,131,591	$21,647,636	$20,947,239	$95,505,898	$2,952,502

Shares Outstanding	3,273,670	3,753,487	4,190,047	5,406,266	983,350

Net Asset Value, Offering and Redemption Price Per Share	$16.54	$5.77	$5.00	$17.67	$3.00

Class D: Net Assets	$—	$—	$—	$—	$—

Shares Outstanding	—	—	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$—

Class L: Net Assets	$44,878,543	$16,204,504	$22,658,018	$47,583,442	$2,207,342

Shares Outstanding	2,642,451	2,719,405	4,409,683	2,565,800	711,899

Net Asset Value and Redemption Price Per Share	$16.98	$5.96	$5.14	$18.55	$3.10

Class M: Net Assets	$116,554,871	$40,595,829	$57,825,883	$136,818,159	$5,423,318

Shares Outstanding	7,068,857	7,040,513	11,541,477	7,749,399	1,813,350

Net Asset Value and Redemption Price Per Share	$16.49	$5.77	$5.01	$17.66	$2.99

Class X: Net Assets	$34,383,924	$9,836,437	$11,532,444	$25,137,238	$970,240

Shares Outstanding	2,084,138	1,702,449	2,307,461	1,424,443	322,336

Net Asset Value, Offering and Redemption Price Per Share	$16.50	$5.78	$5.00	$17.65	$3.01

Class Z: Net Assets	$—	$—	$—	$14,981,169	$—

Shares Outstanding	—	—	—	799,500	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$18.74	$—

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund. For all other funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND
ASSETS
Investments at Value: Unaffilliated investments (A) including Securities on Loan (D)	$22,414,277	$617,072,030	$284,650,556	$46,918,629
Affiliated investments (B)	1,501,648	90,710,848	29,252,394	—
Cash (F)	763,160	—	—	119,534
Receivable for:
Securities Sold	—	12,076,316	722,364	80,775
Fund Shares Sold	12,116	845,235	893,872	43,175
Dividends and Interest	5,405	562,498	70,191	79,860
Receivable from Investment Manager	15,622	—	—	—
Prepaid Expenses	8,776	47,179	13,551	33,096

Total Assets	24,721,004	721,314,106	315,602,928	47,275,069

LIABILITIES
Payable to Broker for Collateral for Securities on Loan	—	86,613,296	28,597,014	—
Payable to Investment Manager	—	691,594	367,497	17,197
Payable for:
Securities Purchased	—	8,728,650	799,220	—
Fund Shares Redeemed	91,700	2,535,885	1,691,860	107,378
Futures Variation Margin	79,200	—	—	—
Transfer Agents’ Fees (E)	75,787	982,735	918,548	71,401
Distribution Fees	17,489	452,315	204,094	32,466
Accrued Expenses	37,755	228,539	129,209	41,824
Payable to Custodian	—	431,626	94,048	—
Deferred Directors’ Fees	889	27,468	57,971	661

Total Liabilities	302,820	100,692,108	32,859,461	270,927

Net Assets	$24,418,184	$620,621,998	$282,743,467	$47,004,142

Net assets were comprised of:
Common Stock, at $.001 Par Value	$8,531	$38,707	$24,497	$3,441
Paid-In-Capital in Excess of Par	56,932,899	556,130,375	1,211,124,746	33,884,427

	56,941,430	556,169,082	1,211,149,243	33,887,868
Undistributed net investment income (loss)	(192,691)	(3,685,865)	(1,777,965)	51,110
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,358,042)	(110,255,429)	(980,736,782)	2,848,774
Net unrealized appreciation on investments and foreign currency transactions	8,027,487	178,394,210	54,108,971	10,216,390

Net Assets, April 30, 2006	$24,418,184	$620,621,998	$282,743,467	$47,004,142

(A) Unaffiliated Investments at Cost	$14,563,740	$438,677,820	$230,541,585	$36,702,239

(B) Affiliated Investments at Cost	$1,501,648	$90,710,848	$29,252,394	$—

(C) Foreign Currency at Cost	$—	$—	$—	$—

(D) Securities on Loan at Value	$—	$83,385,297	$27,701,865	$—

(E) Affiliated Transfer Agent Fees	$39,500	$591,000	$580,300	$44,500

(F) Amount Segregated to Cover Open Futures Contracts	$615,000	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND
NET ASSET VALUE:
Class A: Net Assets	$2,141,549	$39,586,565	$19,307,274	$4,697,870

Shares Outstanding	730,025	2,380,292	1,476,964	343,003

Net Asset Value and Redemption Price Per Share	$2.93	$16.63	$13.07	$13.70

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$3.10	$17.60	$13.83	$14.50

Class B: Net Assets	$749,943	$10,071,104	$4,714,456	$1,177,719

Shares Outstanding	264,224	632,610	422,598	86,258

Net Asset Value, Offering and Redemption Price Per Share	$2.84	$15.92	$11.16	$13.65

Class C: Net Assets	$6,851,372	$142,376,943	$41,309,384	$9,323,714

Shares Outstanding	2,412,918	8,963,195	3,711,883	682,727

Net Asset Value, Offering and Redemption Price Per Share	$2.84	$15.88	$11.13	$13.66

Class D: Net Assets	$—	$—	$—	$—

Shares Outstanding	—	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—

Class L: Net Assets	$4,170,917	$98,774,851	46,520,166	$6,979,382

Shares Outstanding	1,434,382	5,980,724	3,578,696	510,242

Net Asset Value and Redemption Price Per Share	$2.91	$16.52	$13.00	$13.68

Class M: Net Assets	$9,520,363	$279,403,236	$143,903,832	$20,596,405

Shares Outstanding	3,343,444	17,573,742	12,892,588	1,508,916

Net Asset Value and Redemption Price Per Share	$2.85	$15.90	$11.16	$13.65

Class X: Net Assets	$984,040	$50,409,299	$26,988,355	$4,229,052

Shares Outstanding	345,621	3,176,181	2,414,584	309,622

Net Asset Value, Offering and Redemption Price Per Share	$2.85	$15.87	$11.18	$13.66

Class Z: Net Assets	$—	$—	$—	$—

Shares Outstanding	—	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund. For all other funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

	STRATEGIC PARTNERS LARGE CAP CORE FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
ASSETS
Investments at Value: Unaffilliated investments (A) including Securities on Loan (D)	$137,329,722	$285,655,521	$104,784,665	$107,149,898	$92,034,813
Affiliated investments (B)	5,911,195	21,598,843	33,472	17,386,040	663,288
Foreign Currency at Value (C)	—	—	—	210,351	—
Cash (F)	—	2	37,317	305,576	186
Premium for Swaps Purchased	—	—	—	6,738	—
Receivable for:
Securities Sold	191,341	2,811,024	2,006,756	345,848	—
Dividends and Interest	200,701	499,505	358,047	2,174,523	353,895
Unrealized Appreciation on Swaps	—	—	—	15,907	—
Fund Shares Sold	60,999	1,302,471	218,051	191,024	400,608
Prepaid Expenses	29,444	2,020	9,701	15,152	30,252
Interest Receivable on Swap Agreements	—	—	—	50	—
Due From Broker - Variation Margin	—	—	200	7,184	—
Unrealized Appreciation on Forward Currency Contracts	—	—	—	452,617	—

Total Assets	143,723,402	311,869,386	107,448,209	128,260,908	93,483,042

LIABILITIES
Payable to Broker for Collateral for Securities on Loan	5,669,041	19,002,305	—	15,813,269	—
Payable to Investment Manager	25,363	486,522	53,595	15,830	105,214
Payable for:
Securities Purchased	—	1,995,439	5,232,094	5,064,131	—
Fund Shares Redeemed	534,864	2,038,717	450,281	737,455	732,403
Transfer Agents’ Fees (E)	174,728	461,357	176,591	266,370	308,069
Unrealized Depreciation on Forward Currency Contracts	—	—	—	947,792	—
Accrued Expenses	228,901	160,098	147,072	96,577	134,014
Distribution Fees	96,726	207,237	71,518	78,066	65,723
Payable to Custodian	243,534	—	—	—	—
Dividends Payable	—	—	—	172,654	40,024
Deferred Directors’ Fees	5,743	21,110	5,358	4,577	28,109
Withholding Tax Payable	—	1,362	—	823	—
Unrealized Depreciation on Swaps	—	—	—	724	—

Total Liabilities	6,978,900	24,374,147	6,136,509	23,198,268	1,413,556

Net Assets	$136,744,502	$287,495,239	$101,311,700	$105,062,640	$92,069,486

Net assets were comprised of:
Common Stock, at $.001 Par Value	$13,799	$19,158	$7,311	$14,602	$92,116
Paid-In-Capital in Excess of Par	136,336,622	272,550,443	94,207,802	136,577,851	92,020,144

	136,350,421	272,569,601	94,215,113	136,592,453	92,112,260
Undistributed net investment income (loss)	72,058	317,837	262,883	145,654	(26,953)
Accumulated net realized loss on investments and foreign currency transactions	(25,435,759)	(35,804,585)	(2,368,030)	(32,893,791)	(15,821)
Net unrealized appreciation on investments and foreign currency transactions	25,757,782	50,412,386	9,201,734	1,218,324	—

Net Assets, April 30, 2006	$136,744,502	$287,495,239	$101,311,700	$105,062,640	$92,069,486

(A) Unaffiliated Investments at Cost	$111,571,940	$235,243,134	$95,588,618	$105,469,985	$92,034,813

(B) Affiliated Investments at Cost	$5,911,195	$21,598,843	$33,472	$17,386,040	$663,288

(C) Foreign Currency at Cost	$—	$—	$—	$207,915	$—

(D) Securities on Loan at Value	$5,476,900	$18,395,100	$—	$15,352,064	$—

(E) Affiliated Transfer Agent Fees	$130,000	$294,000	$88,954	$97,870	$110,000

(F) Amount Segregated to Cover Open Futures Contracts	$—	$—	$16,000	$4,653,148	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS LARGE CAP CORE FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
NET ASSET VALUE:
Class A: Net Assets	$14,438,293	$19,950,718	$10,699,958	$7,861,453	$1,059,946

Shares Outstanding	1,423,327	1,296,096	770,126	1,090,775	1,059,930

Net Asset Value and Redemption Price Per Share	$10.14	$15.39	$13.89	$7.21	$1.00

Maximum Sales Charge	5.50%	5.50%	5.50%	4.50%	—

Offering Price Per Share*	$10.73	$16.29	$14.70	$7.55	$1.00

Class B: Net Assets	$3,346,596	$3,749,105	$2,512,035	$1,927,124	$—

Shares Outstanding	339,630	251,194	181,293	267,621	—

Net Asset Value, Offering and Redemption Price Per Share	$9.85	$14.93	$13.86	$7.20	$—

Class C: Net Assets	$23,604,735	$51,182,683	$12,950,545	$14,704,418	$9,622,285

Shares Outstanding	2,397,020	3,435,001	934,965	2,043,453	9,629,124

Net Asset Value, Offering and Redemption Price Per Share	$9.85	$14.90	$13.85	$7.20	$1.00

Class D: Net Assets	$—	$—	$—	$—	$11,131,295

Shares Outstanding	—	—	—	—	11,136,050

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$1.00

Class L: Net Assets	$18,400,292	$42,112,022	$14,090,835	$10,623,521	$14,695,278

Shares Outstanding	1,821,320	2,746,741	1,015,159	1,475,321	14,705,380

Net Asset Value and Redemption Price Per Share	$10.10	$15.33	$13.88	$7.20	$1.00

Class M: Net Assets	$68,825,092	$133,075,087	$49,396,185	$60,464,244	$44,568,020

Shares Outstanding	6,990,176	8,916,516	3,566,981	8,405,599	44,588,217

Net Asset Value and Redemption Price Per Share	$9.85	$14.92	$13.85	$7.19	$1.00

Class X: Net Assets	$8,129,494	$37,425,624	$11,662,142	$9,481,880	$10,992,662

Shares Outstanding	827,791	2,512,633	842,735	1,318,860	10,996,968

Net Asset Value, Offering and Redemption Price Per Share	$9.82	$14.89	$13.84	$7.19	$1.00

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund. For all other funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL CAP GROWTH FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND	STRATEGIC PARTNERS MID CAP VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND
INVESTMENT INCOME
Unaffiliated Dividend Income	$1,828,551	$140,154	$337,729	$3,362,151	$24,004
Affiliated Dividend Income	51,641	43,765	8,580	122,126	5,536
Affiliated Income from Securities Loaned, Net	1,490	59,408	18,242	88,351	—
Interest	6,982	—	2,986	15,606	—
Foreign Taxes Withheld	(233,210)	—	—	(10,361)	(318)

Total Income	1,655,454	243,327	367,537	3,577,873	29,222

EXPENSES
Advisory fee	1,322,927	525,296	599,024	1,825,026	76,038
Distribution Fees — Class A	24,817	16,178	15,194	51,653	3,260
Distribution Fees — Class B	17,165	40,804	11,630	239,647	1,772
Distribution Fees — Class C	258,286	109,462	109,526	449,111	15,781
Distribution Fees — Class L	108,387	41,087	59,997	122,608	5,838
Distribution Fees — Class M	562,843	204,886	301,986	695,049	28,560
Distribution Fees — Class X	168,593	50,906	61,671	42,644	5,209
Transfer agent’s fees and expenses (A)	754,000	174,000	397,000	456,000	84,000
Custodian Fees and Expenses	118,000	37,000	24,000	36,000	20,000
Report to Sharerholders	46,000	15,000	10,000	15,000	3,000
Audit and Legal Fees	18,000	15,000	20,000	20,000	13,000
Insurance Fees	—	3,000	—	9,000	1,000
Interest Expense	13,465	—	145	—	—
Registration Fees	25,000	13,000	28,000	30,000	24,000
Directors’ fees	8,000	8,000	6,000	6,000	6,000
Miscellaneous	21,911	7,258	11,981	73,624	8,691

Total Expenses	3,467,394	1,260,877	1,656,154	4,071,362	296,149
Less: Advisory Fee Waivers and Expense Reimbursements	(200,046)	(78,727)	(159,128)	—	(129,243)

Net Expenses	3,267,348	1,182,150	1,497,026	4,071,362	166,906

Net Investment Income (Loss)	(1,611,894)	(938,823)	(1,129,489)	(493,489)	(137,684)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	31,243,867	4,503,895	6,829,921	26,573,248	928,317
Futures	—	32,896	—	—	—
Foreign Currencies	(150,394)	—	—	—	—

	31,093,473	4,536,791	6,829,921	26,573,248	928,317

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,496,872	12,735,860	8,956,550	23,769,885	972,072
Swap Agreements	—	(9,736)	—	—	—
Foreign Currencies	146,054	—	—	—	—

	27,642,926	12,726,124	8,956,550	23,769,885	972,072

Net Gain on Investments	58,736,399	17,262,915	15,786,471	50,343,133	1,900,389

Net Increase In Net Assets Resulting From Operations	$57,124,505	$16,324,092	$14,656,982	$49,849,644	$1,762,705

(A) Affiliated Transfer Agent’s Fees and Expenses	$340,000	$29,000	$226,045	$335,000	$36,000

See Notes to Financial Statements.

	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND
INVESTMENT INCOME
Unaffiliated Dividend Income	$66,934	$2,783,073	$1,381,490	$594,757
Affiliated Dividend Income	18,740	99,092	11,153	7,404
Affiliated Income from Securities Loaned, Net	—	191,881	18,186	—
Interest	53	—	4,875	—
Foreign Taxes Withheld	(196)	(1,757)	—	(1,593)

Total Income	85,531	3,072,289	1,415,704	600,568

EXPENSES
Advisory fee	112,147	2,840,996	1,323,446	198,116
Distribution Fees — Class A	2,609	45,052	21,082	5,276
Distribution Fees — Class B	3,713	45,474	21,021	5,302
Distribution Fees — Class C	37,731	734,001	216,312	48,360
Distribution Fees — Class L	11,816	258,518	121,377	17,537
Distribution Fees — Class M	51,101	1,454,050	762,139	102,595
Distribution Fees — Class X	5,324	265,727	143,944	20,645
Transfer agent’s fees and expenses (A)	57,000	817,000	762,000	83,000
Custodian Fees and Expenses	26,000	118,000	41,000	25,000
Audit and Legal Fees	15,000	21,000	16,000	12,000
Insurance Fees	400	—	5,000	1,000
Interest Expense	—	192	102	—
Registration Fees	24,000	23,000	26,000	32,000
Report to Shareholders	7,000	62,000	99,000	7,000
Directors’ fees	6,000	10,000	6,000	6,000
Miscellaneous	6,725	35,676	19,283	4,389

Total Expenses	366,566	6,730,686	3,583,706	568,220
Less: Advisory Fee Waivers and Expense Reimbursements	(89,233)	—	(448,008)	(88,182)

Net Expenses	277,333	6,730,686	3,135,698	480,038

Net Investment Income (Loss)	(191,802)	(3,658,397)	(1,719,994)	120,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on:
Investments	863,430	72,253,171	13,460,068	2,850,801
Futures	203,722	—	—	—

	1,067,152	72,253,171	13,460,068	2,850,801

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,005,947	(15,845,663)	19,331,488	2,655,629
Futures	253,170	—	—	—
Foreign Currencies	—	(3,070)	—	—

	1,259,117	(15,848,733)	19,331,488	2,655,629

Net Gain on Investments	2,326,269	56,404,438	32,791,556	5,506,430

Net Increase In Net Assets Resulting From Operations	$2,134,467	$52,746,041	$31,071,562	$5,626,960

(A) Affiliated Transfer Agent’s Fees and Expenses	$39,000	$591,000	$578,000	$45,000

See Notes to Financial Statements.

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

	STRATEGIC PARTNERS LARGE CAP CORE FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
INVESTMENT INCOME
Unaffiliated Dividend Income	$1,392,461	$3,328,696	$587,035	$—	$—
Affiliated Dividend Income	12,937	38,643	1,223	51,061	1,964
Affiliated Income from Securities Loaned, Net	13,491	15,260	—	40,445	—
Interest	—	173	1,002,611	4,733,664	2,302,156
Foreign Taxes Withheld	(1,149)	(19,239)	—	—	—

Total Income	1,417,740	3,363,533	1,590,869	4,825,170	2,304,120

EXPENSES
Advisory fee	573,974	1,257,614	395,771	388,899	258,397
Distribution Fees — Class A	16,957	20,879	12,418	10,520	191
Distribution Fees — Class B	16,194	16,812	11,704	8,975	—
Distribution Fees — Class C	127,260	265,378	67,266	75,058	53,617
Distribution Fees — Class D	—	—	—	—	29,767
Distribution Fees — Class L	49,227	111,285	36,819	28,629	45,691
Distribution Fees — Class M	364,849	692,564	262,757	321,272	252,615
Distribution Fees — Class X	42,883	198,706	62,656	50,925	58,101
Transfer agent’s fees and expenses (A)	248,000	401,000	164,000	198,000	326,000
Custodian Fees and Expenses	20,000	28,000	68,000	45,000	31,000
Audit and Legal Fees	16,000	21,000	23,000	23,000	20,000
Reports to Shareholders	25,000	40,000	7,000	23,000	32,000
Insurance Fees	2,000	9,000	2,000	1,000	2,000
Interest Expense	1,266	473	—	—	—
Registration Fees	22,000	28,000	26,000	30,000	27,000
Directors’ fees	7,000	8,000	6,000	6,000	6,000
Miscellaneous	23,941	23,111	9,814	11,156	13,094

Total Expenses	1,556,551	3,121,822	1,155,205	1,221,434	1,155,473
Less: Advisory Fee Waivers and Expense Reimbursements	(217,004)	(89,536)	(87,978)	(163,441)	(194,492)

Net Expenses	1,339,547	3,032,286	1,067,227	1,057,993	960,981

Net Investment Income	78,193	331,247	523,642	3,767,177	1,343,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	8,237,379	10,848,328	3,404,284	762,673	(358)
Futures	—	24,736	18,651	10,275	—
Swap Agreements	—	—	—	(8,588)	—
Foreign Currencies	(12,582)	—	3,289	420,622	—

	8,224,797	10,873,064	3,426,224	1,184,982	(358)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,561,532	16,865,979	1,981,616	1,759,319	—
Futures	—	—	14,747	11,650	—
Swap Agreements	—	—	—	15,183	—
Foreign Currencies	226	—	—	(963,660)	—

	1,561,758	16,865,979	1,996,363	822,492	—

Net Gain (Loss) on Investments	9,786,555	27,739,043	5,422,587	2,007,474	(358)

Net Increase In Net Assets Resulting From Operations	$9,864,748	$28,070,290	$5,946,229	$5,774,651	$1,342,781

(A) Affiliated Transfer Agent’s Fees and Expenses	$130,000	$269,000	$106,000	$98,000	$108,000

See Notes to Financial Statements.

This Page Intentionally Left Blank

Statements of Changes in Net Assets

(UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND		STRATEGIC PARTNERS SMALL CAP GROWTH FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Loss	$(1,611,894)	$(2,238,440)	$(938,823)	$(753,670)
Net Realized Gain on Investments and Foreign Currencies	31,093,473	47,463,257	4,536,791	3,115,784
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	27,642,926	(4,714,443)	12,726,124	326,138

Net Increase in Net Assets Resulting from Operations	57,124,505	40,510,374	16,324,092	2,688,252

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	(159,915)	—	—
Class B	—	(6,278)	—	—
Class C	—	(248,656)	—	—
Class D	—	—	—	—
Class L	—	(588,340)	—	—
Class M	—	(538,340)	—	—
Class X	—	(156,884)	—	—

Total Dividends	—	(1,698,413)	—	—

Distributions from Net Realized Gains:
Class A	—	—	(238,862)	—
Class B	—	—	(164,047)	—
Class C	—	—	(452,207)	—
Class D	—	—	—	—
Class L	—	—	(328,561)	—
Class M	—	—	(843,520)	—
Class X	—	—	(207,016)	—

Total Distributions	—	—	(2,234,213)	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	17,118,649	27,324,745	4,419,431	80,392,640
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	1,567,606	1,907,544	—
Cost of Shares Redeemed	(41,184,301)	(101,317,370)	(18,888,499)	(18,197,839)

Increase (Decrease) in Net Assets from Fund Share Transactions	(24,065,652)	(72,425,019)	(12,561,524)	62,194,801

Net Increase (Decrease) in Net Assets	33,058,853	(33,613,058)	1,528,355	64,883,053
NET ASSETS:
Beginning of Period	245,550,854	279,163,912	109,473,874	44,590,821

End of Period(a)	278,609,707	$245,550,854	$111,002,229	$109,473,874

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$—	$75,279,784

See Notes to Financial Statements.

	STRATEGIC PARTNERS MID-CAP GROWTH FUND		STRATEGIC PARTNERS MID CAP VALUE FUND		STRATEGIC PARTNERS TECHNOLOGY FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Loss	$(1,129,489)	$(2,712,154)	$(493,489)	$(2,838,928)	$(137,684)	$(238,326)
Net Realized Gain on Investments and Foreign Currencies	6,829,921	30,683,083	26,573,248	68,941,489	928,317	1,240,657
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	8,956,550	(16,087,988)	23,769,885	(17,963,024)	972,072	(347,908)

Net Increase in Net Assets Resulting from Operations	14,656,982	11,882,941	49,849,644	48,139,537	1,762,705	654,423

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class L	—	—	—	—	—	—
Class M	—	—	—	—	—	—
Class X	—	—	—	—	—	—

Total Dividends	—	—	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	(4,078,457)	(1,706,973)	—	—
Class B	—	—	(711,922)	(152,535)	—	—
Class C	—	—	(11,460,673)	(7,000,236)	—	—
Class D	—	—	—	—	—	—
Class L	—	—	(9,783,292)	(7,910,219)	—	—
Class M	—	—	(28,302,102)	(17,653,222)	—	—
Class X	—	—	(5,113,048)	(3,193,460)	—	—

Total Distributions	—	—	(59,449,494)	(37,616,645)	—	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	5,216,001	16,221,389	151,853,811	43,259,968	1,147,671	3,353,896
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	49,920,779	34,307,054	—	—
Cost of Shares Redeemed	(23,061,062)	(62,055,106)	(60,867,393)	(111,069,994)	(2,847,621)	(10,414,208)

Increase (Decrease) in Net Assets from Fund Share Transactions	(17,845,061)	(45,833,717)	140,907,197	(33,502,972)	(1,699,950)	(7,060,312)

Net Increase (Decrease) in Net Assets	(3,188,079)	(33,950,776)	131,307,347	(22,980,080)	62,755	(6,405,889)
NET ASSETS:
Beginning of Period	131,851,665	165,802,441	291,936,896	314,916,976	14,719,324	21,125,213

End of Period(a)	$128,663,586	$131,851,665	$423,244,243	$291,936,896	$14,782,079	$14,719,324

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$129,015,263	$—	$—	$—

See Notes to Financial Statements.

Statements of Changes in Net Assets

(UNAUDITED)

	STRATEGIC PARTNERS MANAGED OTC FUND		STRATEGIC PARTNERS CAPITAL GROWTH FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Income (Loss)	$(191,802)	$(177,533)	$(3,658,397)	$(8,688,303)
Net Realized Gain on Investments and Foreign Currencies	1,067,152	2,255,770	72,253,171	81,583,024
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	1,259,117	(435,271)	(15,848,733)	14,543,348

Net Increase in Net Assets Resulting from Operations	2,134,467	1,642,966	52,746,041	87,438,069

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	2,155,502	4,553,733	21,693,475	52,828,650
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	—	—
Cost of Shares Redeemed	(5,759,347)	(16,834,008)	(87,917,274)	(222,081,521)

Increase (Decrease) in Net Assets from Fund Share Transactions	(3,603,845)	(12,280,275)	(66,223,799)	(169,252,871)

Net Increase (Decrease) in Net Assets	(1,469,378)	(10,637,309)	(13,477,758)	(81,814,802)
NET ASSETS:
Beginning of Period	25,887,562	36,524,871	634,099,756	715,914,558

End of Period(a)	$24,418,184	$25,887,562	$620,621,998	$634,099,756

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND		STRATEGIC PARTNERS CORE VALUE FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Income (Loss)	$(1,719,994)	$(1,890,357)	$120,530	$160,103
Net Realized Gain on Investments and Foreign Currencies	13,460,068	20,098,023	2,850,801	2,714,388
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	19,331,488	(2,730,609)	2,655,629	1,139,409

Net Increase in Net Assets Resulting from Operations	31,071,562	15,477,057	5,626,960	4,013,900

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	(35,997)	(27,263)
Class B	—	—	(2,001)	(854)
Class C	—	—	(19,813)	(9,707)
Class D	—	—	—	—
Class L	—	—	(49,312)	(70,548)
Class M	—	—	(40,826)	(32,335)
Class X	—	—	(8,238)	(3,884)

Total Dividends	—	—	(156,187)	(144,591)

Distributions from Net Realized Gains:
Class A	—	—	(218,393)	(56,822)
Class B	—	—	(58,984)	(6,723)
Class C	—	—	(583,999)	(263,393)
Class D	—	—	—	—
Class L	—	—	(407,913)	(194,959)
Class M	—	—	(1,203,351)	(497,987)
Class X	—	—	(242,812)	(105,395)

Total Distributions	—	—	(2,715,452)	(1,125,279)

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	6,577,980	14,305,326	3,055,553	14,483,213
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	2,415,733	1,209,484
Cost of Shares Redeemed	(50,624,003)	(133,947,015)	(7,993,049)	(18,500,181)

Increase (Decrease) in Net Assets from Fund Share Transactions	(44,046,023)	(119,641,689)	(2,521,763)	(2,807,484)

Net Increase (Decrease) in Net Assets	(12,974,461)	(104,164,632)	233,558	(63,454)
NET ASSETS:
Beginning of Period	295,717,928	399,882,560	46,770,584	46,834,038

End of Period(a)	$282,743,467	$295,717,928	$47,004,142	$46,770,584

(a) Includes Undistributed Net Investment Income of:	$—	$—	$51,110	$86,767

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$—	$—

	STRATEGIC PARTNERS LARGE CAP CORE FUND		STRATEGIC PARTNERS EQUITY INCOME FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Income (Loss)	$78,193	$380,918	$331,247	$565,208
Net Realized Gain on Investments and Foreign Currencies	8,224,797	5,808,397	10,873,064	31,382,759
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	1,561,758	2,995,424	16,865,979	(10,895,123)

Net Increase in Net Assets Resulting from Operations	9,864,748	9,184,739	28,070,290	21,052,844

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	(108,420)	—	(20,184)	(96,725)
Class B	(2,895)	—	—	(1,065)
Class C	(23,935)	—	—	(36,016)
Class D	—	—	—	—
Class L	(122,594)	—	(9,947)	(276,305)
Class M	(67,693)	—	—	(93,218)
Class X	(7,977)	—	—	(24,048)

Total Dividends	(333,514)	—	(30,131)	(527,377)

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	6,089,295	50,979,313	7,049,641	128,360,865
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	235,701	—	17,667	510,840
Cost of Shares Redeemed	(25,584,952)	(62,627,777)	(50,415,414)	(79,614,309)

Increase (Decrease) in Net Assets from Fund Share Transactions	(19,259,956)	(11,648,464)	(43,348,106)	49,257,396

Net Increase (Decrease) in Net Assets	(9,728,722)	(2,463,725)	(15,307,947)	69,782,863
NET ASSETS:
Beginning of Period	146,473,224	148,936,949	302,803,186	233,020,323

End of Period(a)	$136,744,502	$146,473,224	$287,495,239	$302,803,186

(a) Includes Undistributed Net Investment Income of:	$72,058	$327,379	$317,837	$16,721

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$32,727,939	$—	$112,897,042

See Notes to Financial Statements.

Statements of Changes in Net Assets

(UNAUDITED)

	STRATEGIC PARTNERS BALANCED FUND		STRATEGIC PARTNERS HIGH YIELD BOND FUND		STRATEGIC PARTNERS MONEY MARKET FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Income (Loss)	$523,642	$888,682	$3,767,177	$9,893,397	$1,343,139	$1,392,758
Net Realized Gain (Loss) on Investments and Foreign Currencies	3,426,224	9,721,432	1,184,982	3,214,325	(358)	(15,463)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	1,996,363	(3,422,601)	822,492	(10,845,136)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	5,946,229	7,187,513	5,774,651	2,262,586	1,342,781	1,377,295

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	(71,625)	(88,000)	(318,841)	(644,460)	(5,350)	(154)
Class B	(8,723)	(9,094)	(61,213)	(78,721)	—	—
Class C	(53,189)	(110,844)	(513,213)	(1,377,592)	(131,230)	(129,807)
Class D	—	—	—	—	(175,569)	(206,044)
Class L	(96,454)	(247,236)	(420,623)	(1,246,113)	(269,412)	(387,698)
Class M	(211,229)	(422,177)	(2,205,378)	(5,924,059)	(618,936)	(571,379)
Class X	(49,731)	(97,824)	(346,748)	(856,681)	(142,642)	(126,220)

Total Dividends	(490,951)	(975,175)	(3,866,016)	(10,127,626)	(1,343,139)	(1,421,302)

Distributions from Net Realized Gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class L	—	—	—	—	—	—
Class M	—	—	—	—	—	—
Class X	—	—	—	—	—	—

Total Distributions	—	—	—	—	—	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	4,761,114	14,631,391	14,269,599	35,599,904	16,856,107	74,781,556
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	406,557	875,416	2,533,104	6,591,573	1,078,529	1,188,165
Cost of Shares Redeemed	(17,665,204)	(44,015,387)	(26,891,792)	(99,250,414)	(47,080,147)	(134,342,101)

Increase (Decrease) in Net Assets from Fund Share Transactions	(12,497,533)	(28,508,580)	(10,089,089)	(57,058,937)	(29,145,511)	(58,372,380)

Net Increase (Decrease) in Net Assets	(7,042,255)	(22,296,242)	(8,180,454)	(64,923,977)	(29,145,869)	(58,416,387)
NET ASSETS:
Beginning of Period	108,353,955	130,650,197	113,243,094	178,167,071	121,215,355	179,631,742

End of Period(a)	$101,311,700	$108,353,955	$105,062,640	$113,243,094	$92,069,486	$121,215,355

(a) Includes Undistributed Net Investment Income of:	$262,883	$230,192	$145,654	$244,493	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS MONEY MARKET FUND
	Six Months Ended April 30, 2006	Year Ended October 31, 2005
OPERATIONS:
Net Investment Income (Loss)	$1,343,139	$1,392,758
Net Realized Gain (Loss) on Investments and Foreign Currencies	(358)	(15,463)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,342,781	1,377,295

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	(5,350)	(154)
Class B	—	—
Class C	(131,230)	(129,807)
Class D	(175,569)	(206,044)
Class L	(269,412)	(387,698)
Class M	(618,936)	(571,379)
Class X	(142,642)	(126,220)

Total Dividends	(1,343,139)	(1,421,302)

Distributions from Net Realized Gains:
Class A	—	—
Class B	—	—
Class C	—	—
Class D	—	—
Class L	—	—
Class M	—	—
Class X	—	—

Total Distributions	—	—

FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	16,856,107	74,781,556
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	1,078,529	1,188,165
Cost of Shares Redeemed	(47,080,147)	(134,342,101)

Increase (Decrease) in Net Assets from Fund Share Transactions	(29,145,511)	(58,372,380)

Net Increase (Decrease) in Net Assets	(29,145,869)	(58,416,387)
NET ASSETS:
Beginning of Period	121,215,355	179,631,742

End of Period(a)	$92,069,486	$121,215,355

(a) Includes Undistributed Net Investment Income of:	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—

See Notes to Financial Statements.

APRIL 30, 2006

Notes to Financial Statements (Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2006, the Company consisted of 12 diversified and 2 non-diversified investment portfolios (Strategic Partners Mid-Cap Growth Fund and Strategic Partners Managed OTC Fund) (each a “Fund” and collectively the “Funds”).

The Funds of the Company have the following as investment objectives:

Strategic Partners International Growth Fund (“International Growth”): Capital growth by investing in equity securities of foreign companies.

Strategic Partners Small Cap Growth Fund (“Small Cap Growth”): Maximum capital growth by investing in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

Strategic Partners Mid-Cap Growth Fund (“Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

Strategic Partners Mid Cap Value Fund (“Mid Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

Strategic Partners Technology Fund (“Technology”): Capital growth by investing primarily in equity securities of companies engaged in technology-related industries.

Strategic Partners Managed OTC Fund (“Managed OTC”): Provide investment results that correlate to a multiple of the daily performance of the NASDAQ 100 Index by investing primarily in securities of companies included in the NASDAQ 100 and leveraged instruments, such as futures contracts and options, relating to the NASDAQ 100.

Strategic Partners Capital Growth Fund (“Capital Growth”): Capital growth by investing primarily in common stocks, with the majority of the Fund’s assets in large-cap stocks.

Strategic Partners Concentrated Growth Fund (“Concentrated Growth”): Capital growth by investing in equity securities of approximately 30-45 large-cap companies.

Strategic Partners Core Value Fund (“Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

Strategic Partners Large Cap Core Fund (“Large Cap Core”): To outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

Strategic Partners Equity Income Fund (“Equity Income”): Long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

Strategic Partners Balanced Fund (“Balanced”): Capital growth and current income by investing in approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

Strategic Partners High Yield Bond Fund (“High Yield Bond”): High current income by investing primarily in lower-quality fixed income securities.

Strategic Partners Money Market Fund (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation

Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Forward Currency Contracts

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

Options

The Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid, respectively.

If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay (receive) a fixed interest rate (noted as the strike price) and receive (pay) a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

Repurchase Agreements

A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

The Funds may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds or costs of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counter party to meet the terms of the agreement.

Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Delayed Delivery Transactions

Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Securities Loans

The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Prudential Core Money Market Series or Institutional Money Market Trust, advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 60 days.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Traded Custody Receipts

The Trust invests in securities that represent an interest in a diversified portfolio (the “basket”) of debt instruments (the underlying securities). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust. Traded custody receipts (“TRACERS”) are custody receipts representing direct ownership in a static, unlevered portfolio of 28 investment-grade corporate bonds with an approximate 10-year final legal maturity. Purchasers of TRACERS will generally have all the rights and privileges of owners of the underlying bonds. Purchasers must withdraw any underlying bond that has defaulted or been downgraded below investment grade by Fitch, Ratings Ltd., either in the form of cash proceeds from liquidation or the transfer of their pro rata share of the underlying bond. As TRACERS approaches its final maturity date, it is expected that its market risk exposures will be reduced. Therefore, the volatility rating assigned to TRACERS is expected to improve (be lowered) over time.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the International Growth, Small Cap Growth, Mid-Cap Growth, Mid Cap Value, Technology, Managed OTC, Capital Growth, Concentrated Growth, Core Value, Large Cap Core, Equity Income; semiannually by the Balanced, and declared daily and paid monthly by the High Yield Bond and Money Market.

These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes

For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements and Other Transactions with Affiliates

The Funds have entered into investment management agreements with Prudential Investments LLC (“Investment Manager”) which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Funds’/portion of a Fund, as of April 30, 2006:

FUND	Subadvisor

International Growth	William Blair & Company, LLC
Small Cap Growth	RS Investment Management, L.P.
Transamerica Asset Management, LLC
Mid-Cap Growth	Goldman Sachs Asset Management, L.P.
Mid Cap Value	Neuberger Berman Management, Inc.
Technology	The Dreyfus Corporation
Managed OTC	ProFund Advisors, LLC
Capital Growth	Marsico Capital Management, LLC
Concentrated Growth	Golman Sachs Asset Management, L.P.
Core Value	AllianceBernstein, L.P.
Large Cap Core	AllianceBernstein, L.P.
Equity Income	AllianceBernstein, L.P.
T. Rowe Price Associates, Inc.
Balanced	American Century Investment Management, Inc.
High Yield	Goldman Sachs Asset Management, L.P. *
Pacific Investment Management Company, LLC (PIMCO)*
Money Market	Prudential Investment Management, Inc.

*	On or about June 16, 2006, PIMCO will be the sole subadvisor of High Yield.

Advisory Fees and Expense Limitations

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Funds’ average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

	Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitations
International Growth Fund	1.00% to $500 million; 0.95% next $500 million; 0.90% $1 billion and over	0.95%	1.60%

Small Cap Growth Fund	0.95%	0.85%	1.30%

Mid-Cap Growth Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% $1 billion and over	0.90%	1.40%

Mid Cap Value Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% $1 billion and over	0.90%	1.35%

Technology Fund	1.00%	1.00%	1.40%

Managed OTC Fund	0.85%	0.85%	1.25%

Capital Growth Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% $1 billion and over	0.90%	1.30%

Concentrated Growth Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% $1 billion and over	0.90%	1.25%

Core Value Fund	0.85%	0.85%	1.20%

Large Cap Core Fund	0.80% to $500 million; 0.75% next $500 million; 0.70% $1 billion and over	0.80%	1.00%

Equity Income Fund	0.85% to $500 million; 0.80% next $500 million; 0.75% $1 billion and over	0.85%	1.15%

Balanced Fund	0.75% to $500 million; 0.70% next $500 million; 0.65% $1 billion and over	0.75%	1.15%

High Yield Bond Fund	0.70% to $500 million; 0.65% next $500 million; 0.60% $1 billion and over	0.70%	1.00%

Money Market Fund	0.50%	0.50%	1.00%

The Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.05% of average daily net assets of International Growth, and 0.10% of average daily net assets of Small Cap Growth for the six months ended April 30, 2006. The Investment Manager will waive a portion of its advisory fee for the Money Market Fund to the extent necessary to keep net operating expenses from exceeding total investment income. Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

Management of the Company

Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

Distributor

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, D, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Funds compensate PIMS and ASMI a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, D, L, M and X shares, respectively. For the six months ended April 30, 2006, PIMS has contractually agreed to limit such fees to 0.25 of 1% of the average daily net assets of the Class A shares. Money Market Fund compensates PIMS and ASMI a distribution and service fee at an annual rate of 0.125% of the average daily net assets. Mid Cap Value’s Class X shares expense under the plan was 0.34 of 1% of the average daily net assets of Class X shares for the six months ended April 30, 2006.

During the six months ended April 30, 2006, PIMS has advised the Funds, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were approximately as follows:

	Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
International Growth	$50,700	$—	$8,600	$600	$12,700	$2,900
Small Cap Growth	17,100	—	9,400	600	5,800	1,600
Mid-Cap Growth	26,200	—	7,000	300	10,500	1,700
Mid Cap Value	88,600	4,900	74,200	1,900	21,900	3,200
Technology	—	—	1,200	300	3,600	400
Managed OTC	9,600	—	8,500	100	2,700	600
Capital Growth	121,800	—	17,400	2,400	32,400	6,600
Concentrated Growth	41,500	—	14,500	700	18,300	4,200
Core Value	9,700	—	2,200	100	2,900	200
Large Cap Core	23,000	—	12,700	600	31,900	900
Equity Income	30,600	—	10,500	1,100	22,900	3,800
Balanced	34,200	—	3,900	400	11,600	700
High Yield Bond	24,800	1,600	3,600	200	13,400	700
Money Market	—	—	—	—	16,100	4,500

Transfer Agent

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

Cash Sweep

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Securities Lending Agent

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Funds’ securities lending agent. For the six months ended April 30, 2006, PIM was compensated as follows for these services by the Funds’:

FUND	PIM
International Growth	$639
Small Cap Growth	25,461
Mid-Cap Growth	7,818
Mid Cap Value	37,865
Capital Growth	82,235
Concentrated Growth	7,794
Large Cap Core	5,782
Equity Income	6,540
High Yield	17,334

Broker

For the six months ended April 30, 2006, Prudential Equity Group, LLC, and Wachovia Securities, LLC, earned brokerage commissions from transactions executed on behalf of the Funds:

FUND	Prudential Equity Group	Wachovia
Mid Cap Value	$9,045	$4,020
Technology	—	96
Equity Income	—	2,735
Balanced	17	—

4. Shares of Capital Stock

Class A shares (except for Money Market) are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares (except for Money Market) are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners Funds. Class X shares are closed to new purchases. In addition, for Money Market only, Class D shares are offered with no sales charge. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Transactions in shares of capital stock, during the six months ended April 30, 2006, were as follows:

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	446,416	$6,985,739	133,742	$2,027,796	128,877	$1,971,170
Redeemed	(229,273)	(3,587,731)	(68,968)	(1,042,327)	(482,478)	(7,273,611)

Net Increase / (Decrease) before Conversion	217,143	3,398,008	64,774	985,469	(353,601)	(5,302,441)
Conversions from Class B and Class M into Class A	58,716	910,429	(1,334)	(20,020)	—	—

Net Increase / (Decrease)	275,859	$4,308,437	63,440	$965,449	(353,601)	$(5,302,441)

SMALL CAP GROWTH:
Sold	354,964	$2,023,107	73,841	$404,209	143,778	$777,429
Reinvested	29,405	161,730	30,084	157,941	72,909	385,687
Redeemed	(299,822)	(1,702,687)	(161,807)	(875,368)	(792,791)	(4,308,086)

Net Increase / (Decrease) before Conversion	84,547	482,150	(57,882)	(313,218)	(576,104)	(3,144,970)
Conversion from Class B and Class M into Class A	46,234	260,344	(8,059)	(42,984)	—	—

Net Increase / (Decrease)	130,781	$742,494	(65,941)	$(356,202)	(576,104)	$(3,144,970)

MID-CAP GROWTH:
Sold	479,402	$2,406,525	122,320	$599,128	87,322	$429,058
Redeemed	(278,380)	(1,400,201)	(78,320)	(379,942)	(823,186)	(3,992,007)

Net Increase / (Decrease) before Conversion	201,022	1,006,324	44,000	219,186	(735,864)	(3,562,949)
Conversion from Class B and Class M into Class A	24,961	125,509	(316)	(1,549)	—	—

Net Increase / (Decrease)	225,983	$1,131,833	43,684	$217,637	(735,864)	$(3,562,949)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	45,568	$717,603	283,863	$4,358,310	68,775	$1,058,031
Redeemed	(393,263)	(6,116,763)	(1,169,730)	(17,691,212)	(356,040)	(5,472,657)

Net Increase / (Decrease) before Conversion	(347,695)	(5,399,160)	(885,867)	(13,332,902)	(287,265)	(4,414,626)
Conversions from Class B and Class M into Class A	—	—	(59,235)	(890,409)	—	—

Net Increase / (Decrease)	(347,695)	$(5,399,160)	(945,102)	$(14,223,311)	(287,265)	$(4,414,626)

SMALL CAP GROWTH:
Sold	24,655	$143,554	164,424	$905,453	30,127	$165,679
Reinvested	52,720	287,849	139,554	738,235	33,227	176,102
Redeemed	(523,629)	(2,937,950)	(1,310,959)	(7,153,958)	(346,150)	(1,910,450)

Net Increase / (Decrease) before Conversion	(446,254)	(2,506,547)	(1,006,981)	(5,510,270)	(282,796)	(1,568,669)
Conversion from Class B and Class M into Class A	—	—	(40,129)	(217,360)	—	—

Net Increase / (Decrease)	(446,254)	$(2,506,547)	(1,047,110)	$(5,727,630)	(282,796)	$(1,568,669)

MID-CAP GROWTH:
Sold	66,219	$338,813	214,149	$1,033,540	86,687	$408,937
Redeemed	(897,198)	(4,481,417)	(2,112,387)	(10,264,676)	(523,873)	(2,542,819)

Net Increase / (Decrease) before Conversion	(830,979)	(4,142,604)	(1,898,238)	(9,231,136)	(437,186)	(2,133,882)
Conversion from Class B and Class M into Class A	—	—	(25,439)	(123,960)	—	—

Net Increase / (Decrease)	(830,979)	$(4,142,604)	(1,923,677)	$(9,355,096)	(437,186)	$(2,133,882)

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	1,621,752	$28,457,444	3,303,558	$54,623,425	2,673,588	$44,244,707
Reinvested	149,136	2,514,438	42,501	679,291	593,277	9,462,775
Redeemed	(286,543)	(5,170,066)	(342,975)	(5,847,203)	(770,490)	(13,171,102)

Net Increase / (Decrease) before Conversion	1,484,345	25,801,816	3,003,084	49,455,513	2,496,375	40,536,380
Conversion from Class B and Class M into Class A	33,005	588,726	(15,280)	(252,699)	—	—

Net Increase / (Decrease)	1,517,350	$26,390,542	2,987,804	$49,202,814	2,496,375	$40,536,380

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	105,344	$1,901,143	322,279	$5,444,892	93,506	$1,580,262
Reinvested	480,517	8,024,632	1,552,099	24,755,971	282,170	4,483,672
Redeemed	(476,877)	(8,527,594)	(1,292,751)	(22,215,949)	(245,280)	(4,203,694)

Net Increase / (Decrease) before Conversion	108,984	1,398,181	581,627	7,984,914	130,396	1,860,240
Conversion from Class B and Class M into Class A	—	—	(19,597)	(336,027)	—	—

Net Increase / (Decrease)	108,984	$1,398,181	562,030	$7,648,887	130,396	$1,860,240

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
TECHNOLOGY:
Sold	170,969	$523,473	30,933	$90,920	42,496	$126,121
Redeemed	(101,406)	(310,834)	(13,133)	(38,049)	(264,316)	(773,941)

Net Increase / (Decrease)	69,563	$212,639	17,800	$52,871	(221,820)	$(647,820)

MANAGED OTC:
Sold	186,933	$545,891	132,562	$376,171	154,199	$434,607
Redeemed	(146,714)	(424,175)	(73,704)	(211,525)	(649,656)	(1,841,460)

Net Increase / (Decrease) before Conversion	40,219	121,716	58,858	164,646	(495,457)	(1,406,853)
Conversion from Class B and Class M into Class A	2,448	7,165	(222)	(621)	—	—

Net Increase / (Decrease)	42,667	$128,881	58,636	$164,025	(495,457)	$(1,406,853)

CAPITAL GROWTH:
Sold	504,408	$8,229,822	132,184	$2,077,975	335,963	$5,285,060
Redeemed	(228,050)	(3,725,435)	(43,667)	(684,638)	(1,334,000)	(20,844,153)

Net Increase / (Decrease) before Conversion	276,358	4,504,387	88,517	1,393,337	(998,037)	(15,559,093)
Conversion from Class B, Class M and Class X into Class A	69,698	1,138,141	(5,901)	(91,753)	—	—

Net Increase / (Decrease)	346,056	$5,642,528	82,616	$1,301,584	(998,037)	$(15,559,093)

CONCENTRATED GROWTH:
Sold	324,572	$4,136,231	103,707	$1,127,702	56,951	$618,580
Redeemed	(161,601)	(2,063,416)	(44,234)	(482,309)	(722,912)	(7,815,678)

Net Increase / (Decrease) before Conversion	162,971	2,072,815	59,473	645,393	(665,961)	(7,197,098)
Conversion from Class B and Class M into Class A	82,193	1,049,461	(24)	(254)	—	—

Net Increase / (Decrease)	245,164	$3,122,276	59,449	$645,139	(665,961)	$(7,197,098)

CORE VALUE:
Sold	109,063	$1,421,372	11,471	$150,761	17,770	$234,992
Reinvested	9,468	119,963	4,772	60,460	39,231	497,058
Redeemed	(55,625)	(733,774)	(5,851)	(76,597)	(190,148)	(2,488,452)

Net Increase / (Decrease) before Conversion	62,906	807,561	10,392	134,624	(133,147)	(1,756,402)
Conversion from Class B and Class M into Class A	1,965	25,724	(435)	(5,622)	—	—

Net Increase / (Decrease)	64,871	$833,285	9,957	$129,002	(133,147)	$(1,756,402)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
TECHNOLOGY:
Sold	11,727	$37,378	106,307	$309,962	20,409	$59,817
Redeemed	(129,904)	(395,706)	(381,429)	(1,113,263)	(72,644)	(215,828)

Net Increase / (Decrease)	(118,177)	$(358,328)	(275,122)	$(803,301)	(52,235)	$(156,011)

MANAGED OTC:
Sold	71,270	$205,678	148,056	$410,531	65,310	$182,624
Redeemed	(506,961)	(1,469,112)	(557,191)	(1,578,004)	(83,100)	(235,071)

Net Increase / (Decrease) before Conversion	(435,691)	(1,263,434)	(409,135)	(1,167,473)	(17,790)	(52,447)
Conversion from Class B and Class M into Class A	—	—	(2,296)	(6,544)	—	—

Net Increase / (Decrease)	(435,691)	$(1,263,434)	(411,431)	$(1,174,017)	(17,790)	$(52,447)

CAPITAL GROWTH:
Sold	31,134	$520,531	301,389	$4,701,375	55,858	$878,712
Redeemed	(923,367)	(14,994,417)	(2,537,963)	(39,657,610)	(511,722)	(8,011,021)

Net Increase / (Decrease) before Conversion	(892,233)	(14,473,886)	(2,236,574)	(34,956,235)	(455,864)	(7,132,309)
Conversion from Class B, Class M and Class X into Class A	—	—	(66,906)	(1,046,317)	(4)	(71)

Net Increase / (Decrease)	(892,233)	$(14,473,886)	(2,303,480)	$(36,002,552)	(455,868)	$(7,132,380)

CONCENTRATED GROWTH:
Sold	4,987	$84,719	50,513	$554,061	5,043	$56,687
Redeemed	(641,973)	(8,098,404)	(2,505,780)	(27,213,770)	(453,498)	(4,950,426)

Net Increase / (Decrease) before Conversion	(636,986)	(8,013,685)	(2,455,267)	(26,659,709)	(448,455)	(4,893,739)
Conversion from Class B and Class M into Class A	—	—	(96,102)	(1,049,207)	—	—

Net Increase / (Decrease)	(636,986)	$(8,013,685)	(2,551,369)	$(27,708,916)	(448,455)	$(4,893,739)

CORE VALUE:
Sold	15,078	$199,153	59,404	$780,755	20,315	$268,520
Reinvested	32,416	410,387	87,548	1,109,236	17,242	218,629
Redeemed	(88,619)	(1,162,536)	(220,690)	(2,887,357)	(49,246)	(644,333)

Net Increase / (Decrease) before Conversion	(41,125)	(552,996)	(73,738)	(997,366)	(11,689)	(157,184)
Conversion from Class B and Class M into Class A	—	—	(1,536)	(20,102)	—	—

Net Increase / (Decrease)	(41,125)	$(552,996)	(75,274)	$(1,017,468)	(11,689)	$(157,184)

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
LARGE CAP CORE:
Sold	302,665	$3,027,197	62,889	$612,077	78,979	$775,671
Reinvested	5,754	57,085	271	2,622	2,049	19,792
Redeemed	(218,984)	(2,183,727)	(62,174)	(600,471)	(604,667)	(5,844,422)

Net Increase / (Decrease) before Conversion	89,435	900,555	986	14,228	(523,639)	(5,048,959)
Conversion from Class B and Class M into Class A	19,799	197,510	(2,141)	(20,700)	—	—

Net Increase / (Decrease)	109,234	$1,098,065	(1,155)	$(6,472)	(523,639)	$(5,048,959)

EQUITY INCOME:
Sold	282,100	$4,219,938	50,188	$721,567	55,995	$820,015
Reinvested	617	9,020	—	—	—	—
Redeemed	(150,446)	(2,230,726)	(24,298)	(348,771)	(614,144)	(8,822,552)

Net Increase / (Decrease) before Conversion	132,271	1,998,232	25,890	372,796	(558,149)	(8,002,537)
Conversion from Class B and Class M into Class A	103,256	1,537,498	(1)	(18)	—	—

Net Increase / (Decrease)	235,527	$3,535,730	25,889	$372,778	(558,149)	$(8,002,537)

BALANCED:
Sold	160,226	$2,197,155	32,495	$444,892	48,790	$673,036
Reinvested	3,467	47,148	622	8,461	3,286	44,657
Redeemed	(114,495)	(1,570,602)	(14,705)	(202,014)	(169,563)	(2,310,091)

Net Increase / (Decrease) before Conversion	49,198	673,701	18,412	251,339	(117,487)	(1,592,398)
Conversion from Class B and Class M into Class A	32,042	439,145	(5)	(72)	—	—

Net Increase / (Decrease)	81,240	$1,112,846	18,407	$251,267	(117,487)	$(1,592,398)

HIGH YIELD BOND:
Sold	718,754	$5,156,688	52,006	$373,028	355,476	$2,538,886
Reinvested	26,035	187,436	5,380	38,656	57,631	413,864
Redeemed	(685,109)	(4,924,542)	(28,362)	(203,771)	(376,092)	(2,698,547)

Net Increase / (Decrease) before Conversion	59,680	419,582	29,024	207,913	37,015	254,203
Conversion from Class B and Class M into Class A	93,978	674,646	(1,636)	(11,675)	—	—

Net Increase / (Decrease)	153,658	$1,094,228	27,388	$196,238	37,015	$254,203

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
LARGE CAP CORE:
Sold	12,763	$136,605	149,443	$1,480,309	5,588	$57,436
Reinvested	10,495	103,793	4,535	45,788	688	6,621
Redeemed	(366,978)	(3,640,423)	(1,248,781)	(12,091,203)	(126,713)	(1,224,706)

Net Increase / (Decrease) before Conversion	(343,720)	(3,400,025)	(1,094,803)	(10,565,106)	(120,437)	(1,160,649)
Conversion from Class B and Class M into Class A	—	—	(18,215)	(176,810)	—	—

Net Increase / (Decrease)	(343,720)	$(3,400,025)	(1,113,018)	$(10,741,916)	(120,437)	$(1,160,649)

EQUITY INCOME:
Sold	14,302	$241,552	63,076	$907,007	9,661	$139,562
Reinvested	594	8,647	—	—	—	—
Redeemed	(591,772)	(8,735,032)	(1,588,486)	(22,796,642)	(519,897)	(7,481,691)

Net Increase / (Decrease) before Conversion	(576,876)	(8,484,833)	(1,525,410)	(21,889,635)	(510,236)	(7,342,129)
Conversion from Class B and Class M into Class A	—	—	(106,341)	(1,537,480)	—	—

Net Increase / (Decrease)	(576,876)	$(8,484,833)	(1,631,751)	$(23,427,115)	(510,236)	$(7,342,129)

BALANCED:
Sold	13,474	$186,173	69,185	$943,983	23,157	$315,875
Reinvested	5,931	80,662	13,380	181,838	3,222	43,791
Redeemed	(163,289)	(2,234,186)	(667,427)	(9,120,726)	(162,768)	(2,227,585)

Net Increase / (Decrease) before Conversion	(143,884)	(1,967,351)	(584,862)	(7,994,905)	(136,389)	(1,867,919)
Conversion from Class B and Class M into Class A	—	—	(32,092)	(439,073)	—	—

Net Increase / (Decrease)	(143,884)	$(1,967,351)	(616,954)	$(8,433,978)	(136,389)	$(1,867,919)

HIGH YIELD BOND:
Sold	44,219	$316,402	750,129	$5,378,089	71,128	$506,506
Reinvested	43,470	312,208	180,247	1,293,032	40,139	287,908
Redeemed	(326,984)	(2,346,408)	(2,027,582)	(14,521,488)	(306,912)	(2,197,036)

Net Increase / (Decrease) before Conversion	(239,295)	(1,717,798)	(1,097,206)	(7,850,367)	(195,645)	(1,402,622)
Conversion from Class B and Class M into Class A	—	—	(92,550)	(662,971)	—	—

Net Increase / (Decrease)	(239,295)	$(1,717,798)	(1,189,756)	$(8,513,338)	(195,645)	$(1,402,622)

	CLASS A		CLASS C		CLASS D
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	232,001	$232,001	212,333	$212,333	115,759	$115,759
Reinvested	5,217	5,217	88,124	88,124	117,379	117,379
Redeemed	(56,532)	(56,532)	(3,017,346)	(3,017,346)	(2,116,886)	(2,116,886)

Net Increase / (Decrease) before Conversion	180,686	180,686	(2,716,889)	(2,716,889)	(1,883,748)	(1,883,748)
Conversion from Class M into Class A	846,522	846,522	—	—	—	—

Net Increase / (Decrease)	1,027,208	$1,027,208	(2,716,889)	$(2,716,889)	(1,883,748)	$(1,883,748)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	3,577,656	$3,577,656	8,955,863	$8,955,863	3,762,498	$3,762,495
Reinvested	240,617	240,617	505,679	505,679	121,511	121,513
Redeemed	(10,293,204)	(10,293,204)	(24,943,301)	(24,943,301)	(6,652,878)	(6,652,878)

Net Increase / (Decrease) before Conversion	(6,474,931)	(6,474,931)	(15,481,759)	(15,481,759)	(2,768,869)	(2,768,870)
Conversion from Class M into Class A	—	—	(846,522)	(846,522)	—	—

Net Increase / (Decrease)	(6,474,931)	$(6,474,931)	(16,328,281)	$(16,328,281)	(2,768,869)	$(2,768,870)

Transactions in shares of capital stock, during the year ended October 31, 2005, were as follows:

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	846,268	$10,858,026	343,850	$4,324,095	228,000	$2,870,635
Reinvested	12,713	159,672	477	5,859	19,575	240,965
Redeemed	(607,760)	(7,898,438)	(234,803)	(2,980,127)	(1,415,305)	(17,833,016)

Net Increase/(Decrease) before Conversion	251,221	3,119,260	109,524	1,349,827	(1,167,730)	(14,721,416)
Conversion from Class B into Class A	330	4,392	(339)	(4,392)	—	—

Net Increase/(Decrease)	251,551	$3,123,652	109,185	$1,345,435	(1,167,730)	$(14,721,416)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	133,959	$1,720,179	505,054	$6,314,146	98,448	$1,237,664
Reinvested	40,035	502,843	41,086	504,535	12,519	153,732
Redeemed	(2,155,985)	(27,702,830)	(2,834,329)	(35,731,777)	(728,015)	(9,171,182)

Net Increase/(Decrease) before Conversion	(1,981,991)	(25,479,808)	(2,288,189)	(28,913,096)	(617,048)	(7,779,786)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(1,981,991)	$(25,479,808)	(2,288,189)	$(28,913,096)	(617,048)	$(7,779,786)

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
SMALL CAP GROWTH:
Sold	2,195,380	$11,499,809	1,521,113	$7,042,374	3,301,876	$19,190,865
Redeemed	(368,336)	(1,971,305)	(21,892)	(145,944)	(684,627)	(3,578,979)

Net Increase/(Decrease) before Conversion	1,827,044	9,528,504	1,499,221	6,896,430	2,617,249	15,611,886
Conversion from Class B into Class A	6,116	34,188	(6,390)	(34,188)	—	—

Net Increase/(Decrease)	1,833,160	$9,562,692	1,492,831	$6,862,242	2,617,249	$15,611,886

MID-CAP GROWTH:
Sold	1,840,530	$8,367,475	311,247	$1,382,274	484,092	$2,154,365
Redeemed	(1,392,069)	(6,406,848)	(75,553)	(339,019)	(2,203,787)	(9,764,295)

Net Increase/(Decrease) before Conversion	448,461	1,960,627	235,694	1,043,255	(1,719,695)	(7,609,930)
Conversion from Class B into Class A	2,133	9,660	(2,182)	(9,660)	—	—

Net Increase/(Decrease)	450,594	$1,970,287	233,512	$1,033,595	(1,719,695)	$(7,609,930)

MID CAP VALUE:
Sold	788,399	$15,452,692	136,307	$2,529,641	387,615	$7,269,131
Reinvested	92,981	1,722,930	7,986	142,787	356,992	6,372,310
Redeemed	(588,135)	(11,621,748)	(23,758)	(461,129)	(962,832)	(18,095,709)

Net Increase/(Decrease) before Conversion	293,245	5,553,874	120,535	2,211,299	(218,225)	(4,454,268)
Conversion from Class B into Class A	1,910	38,681	(1,989)	(38,681)	—	—

Net Increase/(Decrease)	295,155	$5,592,555	118,546	$2,172,618	(218,225)	$(4,454,268)

TECHNOLOGY:
Sold	956,800	$2,594,595	90,803	$237,008	117,694	$310,732
Redeemed	(669,195)	(1,829,720)	(32,982)	(86,948)	(983,621)	(2,583,134)

Net Increase/(Decrease) before Conversion	287,605	764,875	57,821	150,060	(865,927)	(2,272,402)
Conversion from Class B into Class A	4,525	12,308	(4,698)	(12,308)	—	—

Net Increase/(Decrease)	292,130	$777,183	53,123	$137,752	(865,927)	$(2,272,402)

HEALTH SCIENCES:
Sold	359,276	$4,400,105	66,035	$781,531	49,241	$575,281
Redeemed	(99,140)	(1,174,632)	(17,282)	(242,729)	(139,229)	(1,609,572)

Net Increase/(Decrease) before Conversion	260,136	3,225,473	48,753	538,802	(89,988)	(1,034,291)
Conversion from Class B into Class A	4,649	13,778	(4,825)	(13,778)	—	—

Net Increase/(Decrease)	264,785	$3,239,251	43,928	$525,024	(89,988)	$(1,034,291)

MANAGED OTC:
Sold	527,279	$1,394,087	231,562	$575,257	218,421	$559,968
Redeemed	(403,749)	(1,068,351)	(241,588)	(629,223)	(1,785,136)	(4,592,306)

Net Increase/(Decrease) before Conversion	123,530	325,736	(10,026)	(53,966)	(1,566,715)	(4,032,338)
Conversion from Class B into Class A	207	573	(212)	(573)	—	—

Net Increase/(Decrease)	123,737	$326,309	(10,238)	$(54,539)	(1,566,715)	$(4,032,338)

CAPITAL GROWTH:
Sold	1,434,973	$21,140,891	373,816	$5,290,603	679,704	$9,660,684
Redeemed	(756,958)	(11,275,079)	(51,741)	(742,509)	(3,591,941)	(51,104,127)

Net Increase/(Decrease) before Conversion	678,015	9,865,812	322,075	4,548,094	(2,912,237)	(41,443,443)
Conversion from Class B into Class A	5,051	78,298	(5,247)	(78,298)	—	—

Net Increase/(Decrease)	683,066	$9,944,110	316,828	$4,469,796	(2,912,237)	$(41,443,443)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
SMALL CAP GROWTH:
Sold	1,928,392	$6,691,923	5,443,416	$31,767,775	1,503,989	$4,199,894
Redeemed	(834,159)	(4,471,436)	(1,270,203)	(6,627,717)	(269,171)	(1,402,458)

Net Increase/(Decrease) before Conversion	1,094,233	2,220,487	4,173,213	25,140,058	1,234,818	2,797,436
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	1,094,233	$2,220,487	4,173,213	$25,140,058	1,234,818	$2,797,436

MID-CAP GROWTH:
Sold	181,141	$819,980	660,618	$2,940,137	124,542	$557,158
Redeemed	(3,946,048)	(17,740,470)	(5,205,983)	(23,160,141)	(1,054,621)	(4,644,333)

Net Increase/(Decrease) before Conversion	(3,764,907)	(16,920,490)	(4,545,365)	(20,220,004)	(930,079)	(4,087,175)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(3,764,907)	$(16,920,490)	(4,545,365)	$(20,220,004)	(930,079)	$(4,087,175)

MID CAP VALUE:
Sold	183,538	$3,547,575	638,701	$12,027,462	129,564	$2,433,467
Reinvested	367,808	6,782,379	904,962	16,153,566	176,016	3,133,082
Redeemed	(1,620,680)	(31,232,708)	(2,211,536)	(41,715,526)	(423,011)	(7,943,174)

Net Increase/(Decrease) before Conversion	(1,069,334)	(20,902,754)	(667,873)	(13,534,498)	(117,431)	(2,376,625)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(1,069,334)	$(20,902,754)	(667,873)	$(13,534,498)	(117,431)	$(2,376,625)

TECHNOLOGY:
Sold	18,339	$49,314	50,060	$134,140	10,669	$28,107
Redeemed	(835,217)	(2,285,139)	(1,133,160)	(2,980,437)	(246,301)	(648,830)

Net Increase/(Decrease) before Conversion	(816,878)	(2,235,825)	(1,083,100)	(2,846,297)	(235,632)	(620,723)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(816,878)	$(2,235,825)	(1,083,100)	$(2,846,297)	(235,632)	$(620,723)

HEALTH SCIENCES:
Sold	19,634	$235,039	151,722	$1,770,145	11,682	$135,153
Redeemed	(171,677)	(2,032,233)	(224,751)	(2,629,328)	(41,737)	(480,124)

Net Increase/(Decrease) before Conversion	(152,043)	(1,797,194)	(73,029)	(859,183)	(30,055)	(344,971)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(152,043)	$(1,797,194)	(73,029)	$(859,183)	(30,055)	$(344,971)

MANAGED OTC:
Sold	122,482	$319,814	505,086	$1,326,578	141,295	$378,029
Redeemed	(1,112,597)	(2,935,571)	(2,507,688)	(6,532,170)	(410,122)	(1,076,389)

Net Increase/(Decrease) before Conversion	(990,115)	(2,615,757)	(2,002,602)	(5,205,592)	(268,827)	(698,360)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(990,115)	$(2,615,757)	(2,002,602)	$(5,205,592)	(268,827)	$(698,360)

CAPITAL GROWTH:
Sold	230,109	$3,351,268	745,504	$10,547,200	199,653	$2,838,004
Redeemed	(3,769,556)	(55,064,330)	(6,207,302)	(88,339,227)	(1,098,975)	(15,556,249)

Net Increase/(Decrease) before Conversion	(3,539,447)	(51,713,062)	(5,461,798)	(77,792,027)	(899,322)	(12,718,245)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(3,539,447)	$(51,713,062)	(5,461,798)	$(77,792,027)	(899,322)	$(12,718,245)

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CONCENTRATED GROWTH:
Sold	807,929	$9,328,743	252,796	$2,502,215	168,808	$1,669,985
Redeemed	(477,314)	(5,516,812)	(56,229)	(556,838)	(2,177,036)	(21,573,820)

Net Increase/(Decrease) before Conversion	330,615	3,811,931	196,567	1,945,377	(2,008,228)	(19,903,835)
Conversion from Class B into Class A	65	750	(76)	(750)	—	—

Net Increase/(Decrease)	330,680	$3,812,681	196,491	$1,944,627	(2,008,228)	$(19,903,835)

CORE VALUE:
Sold	242,808	$3,098,274	61,632	$781,681	204,051	$2,605,169
Reinvested	6,748	84,419	604	7,563	20,523	256,748
Redeemed	(113,046)	(1,443,891)	(3,666)	(46,975)	(337,631)	(4,307,320)

Net Increase/(Decrease) before Conversion	136,510	1,738,802	58,570	742,269	(113,057)	(1,445,403)
Conversion from Class B into Class A	1,514	19,748	(1,521)	(19,748)	—	—

Net Increase/(Decrease)	138,024	$1,758,550	57,049	$722,521	(113,057)	$(1,445,403)

LARGE CAP CORE:
Sold	1,164,500	$11,376,095	247,968	$2,368,400	824,549	$7,496,115
Redeemed	(700,255)	(6,610,683)	(55,640)	(510,242)	(1,324,912)	(12,098,955)

Net Increase/(Decrease)	464,245	$4,765,412	192,328	$1,858,158	(500,363)	$(4,602,840)

EQUITY INCOME:
Sold	1,016,385	$13,996,550	163,312	$2,188,574	1,546,648	$20,439,887
Reinvested	6,975	96,464	71	961	2,525	34,168

Redeemed	(658,544)	(9,122,736)	(21,577)	(292,954)	(921,495)	(12,438,135)
Net Increase/(Decrease) before Conversion	364,816	4,970,278	141,806	1,896,581	627,678	8,035,920
Conversion from Class B into Class A	479	6,768	(490)	(6,768)	—	—

Net Increase/(Decrease)	365,295	$4,977,046	141,316	$1,889,813	627,678	$8,035,920

BALANCED:
Sold	502,705	$6,627,496	116,105	$1,518,703	100,606	$1,323,750
Reinvested	5,387	71,113	669	8,840	7,617	100,359
Redeemed	(174,296)	(2,296,824)	(20,610)	(271,437)	(519,177)	(6,822,925)

Net Increase/(Decrease) before Conversion	333,796	4,401,785	96,164	1,256,106	(410,954)	(5,398,816)
Conversion from Class B into Class A	1,902	25,069	(1,906)	(25,069)	—	—

Net Increase/(Decrease)	335,698	$4,426,854	94,258	$1,231,037	(410,954)	$(5,398,816)

HIGH YIELD BOND:
Sold	1,266,984	$9,351,988	214,501	$1,589,584	747,611	$5,485,186
Reinvested	67,114	496,867	7,613	55,768	144,217	1,065,632
Redeemed	(1,409,600)	(10,329,212)	(45,319)	(332,955)	(2,386,334)	(17,631,255)

Net Increase/(Decrease) before Conversion	(75,502)	(480,357)	176,795	1,312,397	(1,494,506)	(11,080,437)
Conversion from Class B into Class A	3,378	24,908	(3,382)	(24,908)	—	—

Net Increase/(Decrease)	(72,124)	$(455,449)	173,413	$1,287,489	(1,494,506)	$(11,080,437)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CONCENTRATED GROWTH:
Sold	9,880	$115,110	51,692	$518,050	17,043	$171,223
Redeemed	(2,210,745)	(25,486,536)	(7,062,665)	(70,121,999)	(1,075,766)	(10,691,010)

Net Increase/(Decrease) before Conversion	(2,200,865)	(25,371,426)	(7,010,973)	(69,603,949)	(1,058,723)	(10,519,787)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(2,200,865)	$(25,371,426)	(7,010,973)	$(69,603,949)	(1,058,723)	$(10,519,787)

CORE VALUE:
Sold	91,147	$1,153,356	403,499	$5,136,882	134,409	$1,707,851
Reinvested	20,365	254,769	39,678	496,372	8,755	109,613
Redeemed	(261,230)	(3,329,327)	(572,328)	(7,341,694)	(158,358)	(2,030,974)

Net Increase/(Decrease) before Conversion	(149,718)	(1,921,202)	(129,151)	(1,708,440)	(15,194)	(213,510)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(149,718)	$(1,921,202)	(129,151)	$(1,708,440)	(15,194)	$(213,510)

LARGE CAP CORE:
Sold	696,238	$5,985,019	2,142,153	$20,155,199	396,300	$3,598,485
Redeemed	(1,253,136)	(11,789,245)	(3,169,245)	(29,003,478)	(286,674)	(2,615,174)

Net Increase/(Decrease)	(556,898)	$(5,804,226)	(1,027,092)	$(8,848,279)	109,626	$983,311

EQUITY INCOME:
Sold	1,350,811	$18,283,904	4,255,327	$56,360,024	1,293,533	$17,091,926
Reinvested	19,535	270,174	6,297	85,324	1,755	23,749
Redeemed	(1,272,716)	(17,625,621)	(2,444,257)	(33,014,820)	(529,193)	(7,120,043)

Net Increase/(Decrease) before Conversion	97,630	928,457	1,817,367	23,430,528	766,095	9,995,632
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	97,630	$928,457	1,817,367	$23,430,528	766,095	$9,995,632

BALANCED:
Sold	54,676	$713,289	282,142	$3,682,163	58,296	$765,990
Reinvested	17,328	228,515	28,379	374,163	7,017	92,426
Redeemed	(716,146)	(9,434,322)	(1,570,329)	(20,608,129)	(349,449)	(4,581,750)

Net Increase/(Decrease) before Conversion	(644,142)	(8,492,518)	(1,259,808)	(16,551,803)	(284,136)	(3,723,334)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(644,142)	$(8,492,518)	(1,259,808)	$(16,551,803)	(284,136)	$(3,723,334)

HIGH YIELD BOND:
Sold	287,108	$2,135,648	1,944,542	$14,420,806	353,039	$2,616,692
Reinvested	117,688	869,354	456,651	3,366,446	100,084	737,506
Redeemed	(1,787,750)	(13,215,810)	(6,914,498)	(51,090,595)	(896,567)	(6,650,587)

Net Increase/(Decrease) before Conversion	(1,382,954)	(10,210,808)	(4,513,305)	(33,303,343)	(443,444)	(3,296,389)
Conversion from Class B into Class A	—	—	—	—	—	—

Net Increase/(Decrease)	(1,382,954)	$(10,210,808)	(4,513,305)	$(33,303,343)	(443,444)	$(3,296,389)

	CLASS A		CLASS C		CLASS D
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	55,097	$55,097	1,230,128	$1,230,128	5,389,855	$5,389,855
Reinvested	140	140	92,464	92,464	143,713	143,713
Redeemed	(22,515)	(22,515)	(11,061,205)	(11,061,217)	(8,493,037)	(8,493,575)

Net Increase/(Decrease)	32,722	$32,722	(9,738,613)	$(9,738,625)	(2,959,469)	$(2,960,007)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	11,887,327	$11,887,327	43,018,513	$43,018,513	13,200,636	$13,200,636
Reinvested	352,300	352,300	489,858	489,859	109,688	109,689
Redeemed	(35,857,788)	(35,857,789)	(62,533,193)	(62,533,195)	(16,373,810)	(16,373,810)

Net Increase/(Decrease)	(23,618,161)	$(23,618,162)	(19,024,822)	$(19,024,823)	(3,063,486)	$(3,063,485)

5. Taxation

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

At October 31, 2005, the following funds had, for federal income tax purposes, capital loss carryfor-wards available to offset future net realized capital gains. However, it is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

	EXPIRING OCTOBER 31,
	2007	2008	2009	2010	2011	2012	2013
International Growth	$4,869,179	$15,642,599	$72,355,840	$50,162,120	$15,797,152	—	—
Small Cap Growth	6,234,691	86,335,732	31,576,598	4,130,192	—	—	—
Mid-Cap Growth	—	88,196,520	61,020,585	3,486,677	1,026,620	—	—
Mid Cap Value	—	—	—	2,115,059	—	—	—
Technology	—	—	16,299,417	17,782,577	6,709,869	$52,275	—
Managed OTC	—	1,097,897	13,155,667	12,453,037	4,038,335	4,246,151	$566,946
Capital Growth	—	15,284,085	83,527,795	81,004,983	—	—	—
Concentrated Growth	19,361,142	304,073,150	384,441,491	201,055,611	82,009,725	—	—
Large Cap Core	—	3,166,091	8,111,926	12,032,779	8,971,027	329,206	—
Equity Income	—	—	19,147,340	15,133,362	10,532,980	—	—
Balanced	—	—	—	1,737,156	3,468,656	—	—
High Yield Bond	—	—	8,901,916	18,610,007	6,554,905	—	—
Money Market	—	—	—	—	—	—	15,463

At April 30, 2006, the cost and unrealized appreciation or depreciation in value of the investments for federal income tax purposes, were as follows:

	TAX BASIS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
International Growth	$197,820,100	$83,466,284	$(382,241)	$83,084,043
Small Cap Growth	95,605,595	17,508,253	(2,020,704)	15,487,549
Mid-Cap Growth	141,559,879	26,978,962	(3,851,317)	23,127,645
Mid Cap Value	418,038,906	89,715,014	(10,382,409)	79,332,605
Technology	11,847,478	3,521,430	(92,567)	3,428,863
Managed OTC	20,395,566	3,971,911	(451,552)	3,520,359
Capital Growth	531,787,958	179,365,013	(3,370,093)	175,994,920
Concentrated Growth	262,759,251	63,107,501	(11,963,802)	51,143,699
Core Value	36,702,242	11,798,702	(1,582,315)	10,216,387
Large Cap Core	118,276,961	29,766,615	(4,802,659)	24,963,956
Equity Income	259,392,566	51,840,107	(3,978,309)	47,861,798
Balanced	96,000,050	9,996,922	(1,178,835)	8,818,087
High Yield Bond	122,880,738	3,802,443	(2,147,243)	1,655,200

The differences between book and tax basis of investments are primarily attributable to deferred losses on wash sales and straddles, as well as tax adjustment on investments in Passive Foreign Investment Companies, Real Estate Investments Trusts, foreign exchange contracts, and other temporary differences.

6. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2006, were as follows:

	PURCHASES	SALES
International Growth	$102,435,651	$127,114,672
Small Cap Growth	97,589,647	115,392,987
Mid-Cap Growth	41,541,796	61,182,919
Mid Cap Value	206,444,924	249,402,348
Technology	4,347,591	6,358,751
Managed OTC	2,734,559	6,106,848
Capital Growth	183,665,347	248,614,727
Concentrated Growth	84,853,531	129,921,833
Core Value	3,994,584	9,191,186
Large Cap Core	25,728,906	44,374,712
Equity Income	69,232,673	112,174,572
Balanced	43,269,190	55,743,913
High Yield Bond	47,264,050	55,685,454

Purchases and sales of U.S. government securities, during the six months ended April 30, 2006 were as follows:

	PURCHASES	SALES
Balanced	$45,418,893	$45,415,065

7. Line of Credit

The Funds and other affiliated funds participated in a $500 million unsecured, committed line of credit, provided by PNC Bank and The Bank of New York, under a line of credit agreement (“SCA”). Under the terms, borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.0725 of 1% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. The expiration date of the SCA will be October 27, 2006.

The following table summarizes the borrowing that occurred during the six months ended April 30, 2006:

	Average Loan Outstanding During the Borrowing Period	Average Interest Rate	Number of Days Outstanding
International Growth	$3,115,625	4.862%	32
Mid-Cap Growth	1,000,000	5.220%	1
Capital Growth	1,400,000	4.940%	1
Concentrated Growth	700,000	5.240%	1
Large Cap Core	671,429	4.847%	14
Equity Income	566,667	5.004%	6

8. Reorganizations

Based on an approval by the shareholders on September 21, 2005 of an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of the net assets of the Class A, B, C, and Z shares of Strategic Partners Opportunity Funds - Mid Cap Value Fund for like shares of Strategic Partners Mid Cap Value. A reorganization took place on November 25, 2005.

The reorganization was accomplished by a tax-free exchange of the following shares:

Merged Fund
Strategic Partners Opportunity Funds – Mid Cap Value Fund
Shares
Class A	1,678,233
B	4,413,301
C	3,235,587
Z	1,213,367

Acquiring Fund
Strategic Partners Mid Cap Value (formerly known as Strategic Partners Relative Value Fund)
	Shares	Value
Class A	1,202,819	$20,965,128
B	3,240,103	53,526,504
C	2,378,032	39,237,531
Z	876,999	15,286,100

The aggregate net assets and unrealized appreciation of the Merged Fund immediately before the acquisitions and the acquired capital loss carryforwards from the merged funds were as follows:

Merged Fund	Total Net Assets	Net Unrealized Appreciation (Depreciation)
Strategic Partners Opportunity Funds – Mid Cap Value Fund	$129,015,263	$25,786,234

Pursuant to the approval by the shareholders of the Strategic Partners Managed OTC Fund and Strategic Partners Technology Fund, the Managed OTC Fund and the Technology Fund were acquired by Jennison U.S. Emerging Growth Fund.

The following reorganizations occurred in the fiscal year ended October 31, 2005.

On May 26, 2004, September 1, 2004, November 16, 2004, and March 3, 2005 the Board of Directors of the Company approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the Class A, B, C, L, M, and X shares of the following funds for like shares of the acquiring funds and the assumption of liabilities of the funds.

Shareholders approved the Plan at a meeting on September 12, 2005 and September 21, 2005, respectively, and the reorganization took place on September 19, 2005 and October 21, 2005.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Fund
Strategic Partners Growth with Income Fund
Shares
Class A	274,249
B	58,513
C	564,873
L	642,595
M	1,760,097
X	271,891

Acquiring Fund
Strategic Partners Large Cap Core Fund
	Shares	Value
Class A	267,683	$2,575,009
B	57,067	531,862
C	551,481	5,134,285
L	628,081	6,010,738
M	1,719,203	16,005,784
X	265,905	2,470,261

Merged Fund
Strategic Partners Capital Income Fund
Shares
Class A	370,023
B	58,578
C	1,490,034
L	1,428,527
M	4,262,977
X	1,310,026

Strategic Partners Small Cap Growth Opportunity Fund
Shares
Class A	412,547
B	72,565
C	1,023,758
L	920,866
M	2,709,038
X	746,657

Strategic Partners Style Specific Small Cap Growth Fund
Shares
Class A	516,485
B	824,390
C	772,936

Acquiring Fund
Strategic Partners Equity Income Fund
	Shares	Value
Class A	346,123	$4,700,355
B	56,058	741,088
C	1,427,946	18,848,884
L	1,336,240	18,106,047
M	4,080,250	53,940,907
X	1,254,527	16,559,761

Strategic Partners Small Cap Growth Fund
	Shares	Value
Class A	818,947	$4,250,337
B	143,885	713,669
C	2,013,152	10,065,759
L	1,829,864	9,423,800
M	5,324,326	26,621,628
X	1,464,618	7,337,737

Strategic Partners Small Cap Growth Fund
	Shares	Value
Class A	819,615	$4,253,800
B	1,312,947	6,512,216
C	1,220,168	6,100,838

The aggregate net assets and unrealized appreciation of the Merged Funds immediately before the acquisitions and the acquired capital loss carryforwards from the merged funds were as follows:

	TOTAL NET ASSETS	UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS*
Merged Funds
Strategic Partners Growth with Income Fund	$32,727,939	$5,803,180	$11,844,388
Strategic Partners Capital Income Fund	112,897,042	5,399,053	32,333,071
Strategic Partners Small Cap Growth Opportunity Fund	58,412,930	(658,303)	117,767,066
Strategic Partners Style Specific Small Cap Growth Fund	16,868,950	1,585,911	6,165,904

Acquiring Funds
Strategic Partners Large Cap Core Fund	$129,332,669
Strategic Partners Equity Income Fund	183,397,101
Strategic Partners Small Cap Growth Fund	33,145,223

*	The future utilization of the acquired capital loss carry forwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.68		$11.87	$12.13

Income From Investment Operations:
Net investment loss	(0.05)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	3.41		1.97	(0.21)

Total from investment operations	3.36		1.96	(0.24)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.15)	(0.02)
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		(0.15)	(0.02)

Net Asset Value, end of period	$17.04		$13.68	$11.87

Total Investment Return (a)	24.56%		16.76%	(2.09)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.4		$15.8	$10.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.86	% (b)	1.85%	1.85	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.10%	2.12	% (b)
Net investment loss	(0.56	)% (b)	(0.18)%	(0.55	)% (b)
Portfolio turnover rate	39	% (c)	89%	87	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.29		$11.53	$11.82

Income From Investment Operations:
Net investment loss	(0.10)		(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	3.30		1.88	(0.21)

Total from investment operations	3.20		1.81	(0.29)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.05)	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		(0.05)	—

Net Asset Value, end of period	$16.49		$13.29	$11.53

Total Investment Return (a)	24.08%		15.87%	(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.3		$2.6	$1.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.61	% (b)	2.60%	2.60	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	% (b)	2.85%	2.87	% (b)
Net investment loss	(1.31	)% (b)	(0.96)%	(1.34	)% (b)
Portfolio turnover rate	39	% (c)	89%	87	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.32		$11.55	$10.50	$8.08	$9.79	$17.06

Income From Investment Operations:
Net investment loss	(0.14)		(0.20)	(0.13)	(0.08)	(0.05)	(0.18)
Net realized and unrealized gain (loss) on investments	3.36		2.02	1.18	2.50	(1.66)	(6.62)

Total from investment operations	3.22		1.82	1.05	2.42	(1.71)	(6.80)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.05)	—	—	—	(0.47)
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		(0.05)	—	—	—	(0.47)

Net Asset Value, end of period	$16.54		$13.32	$11.55	$10.50	$8.08	$9.79

Total Investment Return (a)	24.17%		15.93%	9.91%	29.95%	(17.47)%	(40.76)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$54.1		$48.3	$55.4	$34.3	$32.4	$56.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.61	% (b)	2.60%	2.60%	2.60%	2.60%	2.56	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	% (b)	2.85%	2.87%	2.86%	2.88%	2.66	% (e)
Net investment loss	(1.36	)% (b)	(0.97)%	(1.16)%	(0.94)%	(0.48)%	(1.13)%
Portfolio turnover rate	39	% (c)	89%	87%	126%	56%	69%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.65		$11.84	$10.72	$8.21	$9.90	$17.27

Income From Investment Operations:
Net investment income (loss)	(0.10)		(0.19)	(0.08)	(0.04)	— *	(0.13)
Net realized and unrealized gain (loss) on investments	3.43		2.12	1.22	2.55	(1.69)	(6.67)

Total from investment operations	3.33		1.93	1.14	2.51	(1.69)	(6.80)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.12)	(0.02)	—	—	(0.57)
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		(0.12)	(0.02)	—	—	(0.57)

Net Asset Value, end of period	$16.98		$13.65	$11.84	$10.72	$8.21	$9.90

Total Investment Return (a)	24.40%		16.52%	10.00%	30.57%	(17.07)%	(40.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44.9		$40.8	$58.9	$31.8	$31.5	$57.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.11	%(b)	2.10%	2.10%	2.10%	2.10%	2.06	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.26	% (b)	2.35%	2.37%	2.36%	2.37%	2.16	% (f)
Net investment income (loss)	(0.86	)% (b)	(0.47)%	(0.66)%	(0.41)%	0.03%	(0.64)%
Portfolio turnover rate	39	% (c)	89%	87%	126%	56%	69%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.29		$11.52	$10.48	$8.06	$9.77	$17.03

Income From Investment Operations:
Net investment loss	(0.14)		(0.19)	(0.13)	(0.08)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	3.34		2.01	1.17	2.50	(1.66)	(6.62)

Total from investment operations	3.20		1.82	1.04	2.42	(1.71)	(6.79)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.05)	—	—	—	(0.47)
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		(0.05)	—	—	—	(0.47)

Net Asset Value, end of period	$16.49		$13.29	$11.52	$10.48	$8.06	$9.77

Total Investment Return (a)	24.08%		15.87%	9.92%	30.02%	(17.50)%	(40.78)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$116.6		$106.5	$118.7	$68.3	$65.3	$107.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.61	% (b)	2.60%	2.60%	2.60%	2.60%	2.56	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	% (b)	2.85%	2.87%	2.86%	2.88%	2.66	% (f)
Net investment loss	(1.36	)% (b)	(0.97)%	(1.16)%	(0.95)%	(0.47)%	(1.13)%
Portfolio turnover rate	39	% (c)	89%	87%	126%	56%	69%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners International Growth Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.30		$11.53	$10.48		$8.06		$9.77		$17.03

Income From Investment Operations:
Net investment loss	(0.14)		(0.19)	(0.13)		(0.08)		(0.05)		(0.15)
Net realized and unrealized gain (loss) on investments	3.34		2.01	1.18		2.50		(1.66)		(6.64)

Total from investment operations	3.20		1.82	1.05		2.42		(1.71)		(6.79)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.05)	—		—		—		(0.47)
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	—		(0.05)	—		—		—		(0.47)

Net Asset Value, end of period	$16.50		$13.30	$11.53		$10.48		$8.06		$9.77

Total Investment Return (a)	24.06%		15.96%	10.02	% (e)	30.02	% (e)	(17.50	)% (e)	(40.79	)% (e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.4		$31.5	$34.5		$20.5		$18.0		$27.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.61	% (b)	2.60%	2.60%		2.60%		2.60%		2.56	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	% (b)	2.85%	2.87%		2.86%		2.88%		2.66	% (f)
Net investment loss	(1.36	)% (b)	(0.97)%	(1.16)%		(0.95)%		(0.48)%		(1.13)%
Portfolio turnover rate	39	% (c)	89%	87%		126%		56%		69%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.28		$5.12	$5.61

Income From Investment Operations:
Net investment loss	(0.03)		(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.87		0.20	(0.47)

Total from investment operations	0.84		0.16	(0.49)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	(0.11)		—	—

Total dividends and distributions	(0.11)		—	—

Net Asset Value, end of period	$6.01		$5.28	$5.12

Total Investment Return (a)	16.05%		3.13%	(8.73)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.2		$11.8	$2.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.55	% (b)	1.65%	1.65	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.69	% (b)	2.70%	2.36	% (b)
Net investment loss	(1.11	)% (b)	(1.19)%	(1.23	)% (b)
Portfolio turnover rate	90	% (c)	288%	242	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.05		$4.93	$5.49

Income From Investment Operations:
Net investment loss	(0.06)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.84		0.15	(0.53)

Total from investment operations	0.78		0.12	(0.56)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	(0.11)		—	—

Total dividends and distributions	(0.11)		—	—

Net Asset Value, end of period	$5.72		$5.05	$4.93

Total Investment Return (a)	15.59%		2.43%	(10.20)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.5		$7.8	$0.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.40%	2.40	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.44	% (b)	3.45%	3.11	% (b)
Net investment loss	(1.86	)% (b)	(1.97)%	(2.01	)% (b)
Portfolio turnover rate	90	% (c)	288%	242	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.09		$4.97	$4.97	$3.46	$4.55	$8.04

Income From Investment Operations:
Net investment loss	(0.06)		(0.03)	(0.13)	(0.06)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.85		0.15	0.13	1.57	(1.01)	(3.39)

Total from investment operations	0.79		0.12	—	1.51	(1.09)	(3.49)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.11)		—	—	—	—	—

Total dividends and distributions	(0.11)		—	—	—	—	—

Net Asset Value, end of period	$5.77		$5.09	$4.97	$4.97	$3.46	$4.55

Total Investment Return (a)	15.66%		2.41%	0.00%	43.64%	(23.96)%	43.41%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.6		$22.0	$8.5	$11.6	$8.1	$11.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.40%	2.40%	2.40%	2.36%	2.30	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.44	% (b)	3.45%	3.11%	3.11%	3.15%	3.13	% (e)
Net investment loss	(1.86	)% (b)	(1.95)%	(2.04)%	(1.55)%	(1.78)%	(1.76)%
Portfolio turnover rate	90	% (c)	288%	242%	203%	309%	110%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.24		$5.09	$5.06	$3.51	$4.59	$8.08

Income From Investment Operations:
Net investment loss	(0.04)		(0.05)	(0.10)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.87		0.20	0.13	1.59	(1.02)	(3.42)

Total from investment operations	0.83		0.15	0.03	1.55	(1.08)	(3.49)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.11)		—	—	—	—	—

Total dividends and distributions	(0.11)		—	—	—	—	—

Net Asset Value, end of period	$5.96		$5.24	$5.09	$5.06	$3.51	$4.59

Total Investment Return (a)	15.98%		2.95%	0.59%	44.16%	(23.53)%	(43.19)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16.2		$16.6	$10.5	$15.3	$10.5	$17.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.80	% (b)	1.90%	1.90%	1.90%	1.86%	1.80	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.94	% (b)	2.95%	2.61%	2.60%	2.64%	2.65	% (f)
Net investment loss	(1.36	)% (b)	(1.44)%	(1.53)%	(1.05)%	(1.29)%	(1.24)%
Portfolio turnover rate	90	% (c)	288%	242%	203%	309%	110%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.09		$4.97	$4.96	$3.46	$4.54	$8.04

Income From Investment Operations:
Net investment loss	(0.06)		(0.04)	(0.12)	(0.06)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.85		0.16	0.13	1.56	(1.00)	(3.40)

Total from investment operations	0.79		0.12	0.01	1.50	(1.08)	(3.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.11)		—	—	—	—	—

Total dividends and distributions	(0.11)		—	—	—	—	—

Net Asset Value, end of period	$5.77		$5.09	$4.97	$4.96	$3.46	$4.54

Total Investment Return (a)	15.66%		2.41%	0.20%	43.35%	(23.79)%	(43.53)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.6		$41.1	$19.4	$22.0	$16.5	$23.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.40%	2.40%	2.40%	2.36%	2.30	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.44	% (b)	3.45%	3.11%	3.11%	3.15%	3.13	% (f)
Net investment loss	(1.86	)% (b)	(1.95)%	(2.03)%	(1.55)%	(1.78)%	(1.76)%
Portfolio turnover rate	90	% (c)	288%	242%	203%	309%	110%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Small Cap Growth Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.10		$4.98	$4.97		$3.47		$4.55		$8.05

Income From Investment Operations:
Net investment loss	(0.06)		(0.03)	(0.12)		(0.06)		(0.08)		(0.10)
Net realized and unrealized gain (loss) on investments	0.85		0.15	0.13		1.56		(1.00)		(3.40)

Total from investment operations	0.79		0.12	0.01		1.50		(1.08)		(3.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	(0.11)		—	—		—		—		—

Total dividends and distributions	(0.11)		—	—		—		—		—

Net Asset Value, end of period	$5.78		$5.10	$4.98		$4.97		$3.47		$4.55

Total Investment Return (a)	15.63%		2.41%	0.20	% (e)	43.23	% (e)	(23.74	)% (e)	(43.48	)% (e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8		$10.1	$3.7		$4.1		$3.0		$3.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.40%	2.40%		2.40%		2.36%		2.30	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.44	% (b)	3.45%	3.11%		3.11%		3.15%		3.13	% (f)
Net investment loss	(1.86	)% (b)	(1.95)%	(2.03)%		(1.55)%		(1.78)%		(1.76)%
Portfolio turnover rate	90	% (c)	288%	242%		203%		309%		110%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.63		$4.28	$4.27

Income From Investment Operations:
Net investment loss	(0.03)		(0.06)	(0.02)
Net realized and unrealized gain on investments	0.58		0.41	0.03

Total from investment operations	0.55		0.35	0.01

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$5.18		$4.63	$4.28

Total Investment Return (a)	11.88%		8.18%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13.1		$10.7	$8.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.65	% (b)	1.65%	1.65	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.90	% (b)	2.22%	2.18	% (b)
Net investment loss	(1.10	)% (b)	(1.18)%	(1.12	)% (b)
Portfolio turnover rate	31	% (c)	82%	98	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.51		$4.20	$4.21

Income From Investment Operations:
Net investment loss	(0.05)		(0.08)	(0.04)
Net realized and unrealized gain on investments	0.57		0.39	0.03

Total from investment operations	0.52		0.31	(0.01)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$5.03		$4.51	$4.20

Total Investment Return (a)	11.53%		7.38%	(0.24)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.6		$2.1	$1.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.65	% (b)	2.97%	2.93	% (b)
Net investment loss	(1.85	)% (b)	(1.85)%	(1.85	)% (b)
Portfolio turnover rate	31	% (c)	82%	98	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.49		$4.18	$3.83	$3.06	$4.03	$10.01

Income From Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.07)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.56		0.41	0.42	0.83	(0.90)	(5.89)

Total from investment operations	0.51		0.31	0.35	0.77	(0.97)	(5.98)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—	*
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—	*

Net Asset Value, end of period	$5.00		$4.49	$4.18	$3.83	$3.06	$4.03

Total Investment Return (a)	11.36%		7.42%	9.14%	25.16%	(24.07)%	(59.72)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.9		$22.1	$27.8	$7.1	$3.6	$4.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%	2.40%	2.40%	2.40	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.65	% (b)	2.97%	2.93%	3.54%	3.65%	3.40	% (e)
Net investment loss	(1.86	)% (b)	(1.92)%	(1.79)%	(1.85)%	(1.88)%	(1.61)%
Portfolio turnover rate	31	% (c)	82%	98%	132%	89%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.60		$4.26	$3.89	$3.09	$4.04	$10.01

Income From Investment Operations:
Net investment loss	(0.03)		(0.08)	(0.05)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	0.57		0.42	0.42	0.84	(0.90)	(5.90)

Total from investment operations	0.54		0.34	0.37	0.80	(0.95)	(5.96)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	(0.01)

Net Asset Value, end of period	$5.14		$4.60	$4.26	$3.89	$3.09	$4.04

Total Investment Return (a)	11.74%		7.98%	9.51%	25.89%	(23.51)%	(59.56)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.7		$24.1	$38.4	$8.8	$5.8	$6.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.90	% (b)	1.90%	1.90%	1.90%	1.90%	1.90	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.15	% (b)	2.47%	2.43%	3.05%	3.17%	2.95	% (f)
Net investment loss	(1.36	)% (b)	(1.42)%	(1.29)%	(1.34)%	(1.38)%	(1.13)%
Portfolio turnover rate	31	% (c)	82%	98%	132%	89%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.50		$4.19	$3.84	$3.06	$4.03	$10.00

Income From Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.07)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.56		0.41	0.42	0.84	(0.90)	(5.88)

Total from investment operations	0.51		0.31	0.35	0.78	(0.97)	(5.97)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—	*
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—	*

Net Asset Value, end of period	$5.01		$4.50	$4.19	$3.84	$3.06	$4.03

Total Investment Return (a)	11.33%		7.40%	9.12%	25.49%	(24.07)%	(59.68)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$57.8		$60.5	$75.4	$9.8	$7.3	$9.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%	2.40%	2.40%	2.40	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.65	% (b)	2.97%	2.93%	3.56%	3.65%	3.37	% (f)
Net investment loss	(1.86	)% (b)	(1.92)%	(1.79)%	(1.83)%	(1.88)%	(1.60)%
Portfolio turnover rate	31	% (c)	82%	98%	132%	89%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid-Cap Growth Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.49		$4.18	$3.83		$3.06		$4.02		$10.00

Income From Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.07)		(0.06)		(0.07)		(0.09)
Net realized and unrealized gain (loss) on investments	0.56		0.41	0.42		0.83		(0.89)		(5.89)

Total from investment operations	0.51		0.31	0.35		0.77		(0.96)		(5.98)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	—		—	—		—		—		—

Net Asset Value, end of period	$5.00		$4.49	$4.18		$3.83		$3.06		$4.02

Total Investment Return (a)	11.36%		7.42%	9.14	% (e)	25.16	% (e)	(23.88	)% (e)	(59.78	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.5		$12.3	$15.3		$2.0		$0.9		$1.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%		2.40%		2.40%		2.40	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.65	% (b)	2.97%	2.93%		3.54%		3.65%		3.47	% (f)
Net investment loss	(1.86	)% (b)	(1.92)%	(1.79)%		(1.85)%		(1.88)%		(1.65)%
Portfolio turnover rate	31	% (c)	82%	98%		132%		89%		188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class A
	Six Months Ended April 30, 2006 (e)		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.12		$19.33	$18.92

Income From Investment Operations:
Net investment income (loss)	0.02		(0.07)	(0.03)
Net realized and unrealized gain on investments	2.57		3.11	0.44

Total from investment operations	2.59		3.04	0.41

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	(3.98)		(2.25)	—

Total dividends and distributions	(3.98)		(2.25)	—

Net Asset Value, end of period	$18.73		$20.12	$19.33

Total Investment Return (a)	14.94%		16.74%	2.17%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47.2		$20.2	$13.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.47	% (b)	1.60%	1.60	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.47	% (b)	1.65%	1.64	% (b)
Net investment income (loss)	0.22	% (b)	(0.26)%	(0.29	)% (b)
Portfolio turnover rate	52	% (c)	98%	80	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class B
	Six Months Ended April 30, 2006 (e)		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.28		$18.74	$18.43

Income From Investment Operations:
Net investment loss	(0.06)		(0.17)	(0.11)
Net realized and unrealized gain on investments	2.45		2.96	0.42

Total from investment operations	2.39		2.79	0.31

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	(3.98)		(2.25)	—

Total dividends and distributions	(3.98)		(2.25)	—

Net Asset Value, end of period	$17.69		$19.28	$18.74

Total Investment Return (a)	14.54%		18.85%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$56.0		$3.5	$1.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.35%	2.35	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.40%	2.39	% (b)
Net investment loss	(0.65	)% (b)	(1.02)%	(1.07	)% (b)
Portfolio turnover rate	52	% (c)	98%	80	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class C
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.25		$18.73	$16.40	$12.84	$13.17	$14.53

Income From Investment Operations:
Net investment loss	(0.04)		(0.21)	(0.18)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	2.44		2.98	2.66	3.72	(0.08)	(1.17)

Total from investment operations	2.40		2.77	2.48	3.56	(0.22)	(1.28)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Total dividends and distributions	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Net Asset Value, end of period	$17.67		$19.25	$18.73	$16.40	$12.84	$13.17

Total Investment Return (a)	14.56%		15.75%	15.21%	27.73%	(1.78)%	(8.87)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$95.5		$56.0	$58.6	$42.7	$36.4	$34.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.35%	2.35%	2.35%	2.35%	2.35	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.40%	2.39%	2.52%	2.49%	2.41	% (e)
Net investment loss	(0.48	)% (b)	(1.03)%	(1.02)%	(1.16)%	(0.99)%	(0.73)%
Portfolio turnover rate	52	% (c)	98%	80%	61%	109%	219%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class L (e)
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.98		$19.28	$16.79	$13.08	$13.35	$14.65

Income From Investment Operations:
Net investment income (loss)	0.01		(0.10)	(0.10)	(0.09)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	2.54		3.05	2.74	3.80	(0.09)	(1.19)

Total from investment operations	2.55		2.95	2.64	3.71	(0.16)	(1.22)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Total dividends and distributions	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Net Asset Value, end of period	$18.55		$19.98	$19.28	$16.79	$13.08	$13.35

Total Investment Return (a)	14.84%		16.29%	15.81%	28.37%	(1.31)%	(8.39)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47.6		$49.1	$68.0	$51.8	$43.3	$43.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.72	% (b)	1.85%	1.85%	1.85%	1.85%	1.85	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.72	% (b)	1.90%	1.89%	2.01%	1.99%	1.91	% (f)
Net investment income (loss)	0.13	% (b)	(0.53)%	(0.53)%	(0.66)%	(0.49)%	(0.24)%
Portfolio turnover rate	52	% (c)	98%	80%	61%	109%	219%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class M (e)
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.25		$18.73	$16.40	$12.83	$13.17	$14.53

Income From Investment Operations:
Net investment loss	(0.03)		(0.22)	(0.18)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	2.42		2.99	2.66	3.73	(0.09)	(1.17)

Total from investment operations	2.39		2.77	2.48	3.57	(0.23)	(1.28)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Total dividends and distributions	(3.98)		(2.25)	(0.15)	—	(0.11)	(0.08)

Net Asset Value, end of period	$17.66		$19.25	$18.73	$16.40	$12.83	$13.17

Total Investment Return (a)	14.50%		15.75%	15.21%	27.83%	(1.86)%	(8.87)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$136.8		$138.4	$147.1	$102.7	$94.7	$96.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.35%	2.35%	2.35%	2.35%	2.35	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	% (b)	2.40%	2.39%	2.52%	2.49%	2.41	% (f)
Net investment loss	(0.37	)% (b)	(1.03)%	(1.02)%	(1.16)%	(0.99)%	(0.73)%
Portfolio turnover rate	52	% (c)	98%	80%	61%	109%	219%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Mid Cap Value Fund — Class X
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.19		$18.69	$16.37		$12.81		$13.14		$14.50

Income From Investment Operations:
Net investment income (loss)	0.02		(0.22)	(0.18)		(0.16)		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	2.42		2.97	2.65		3.72		(0.08)		(1.17)

Total from investment operations	2.44		2.75	2.47		3.56		(0.22)		(1.28)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	(3.98)		(2.25)	(0.15)		—		(0.11)		(0.08)

Total dividends and distributions	(3.98)		(2.25)	(0.15)		—		(0.11)		(0.08)

Net Asset Value, end of period	$17.65		$19.19	$18.69		$16.37		$12.81		$13.14

Total Investment Return (a)	14.94%		15.67%	15.18	% (e)	27.79	% (e)	(1.79	)% (e)	(8.89	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.1		$24.8	$26.4		$19.8		$17.1		$15.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.56	% (b)	2.35%	2.35%		2.35%		2.35%		2.35	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.56	% (b)	2.40%	2.39%		2.52%		2.49%		2.41	% (f)
Net investment income (loss)	0.29	% (b)	(1.03)%	(1.02)%		(1.16)%		(0.99)%		(0.73)%
Portfolio turnover rate	52	% (c)	98%	80%		61%		109%		219%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

Strategic Partners Mid Cap Value Fund — Class Z

	November 28, 2005 (d) through April 30, 2006 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.08

Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.64

Total from investment operations	1.66

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net Asset Value, end of period	$18.74

Total Investment Return (a)	9.72%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.22	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.22	% (b)
Net investment income	0.33	% (b)
Portfolio turnover rate	52	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.77		$2.66	$2.92

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.37		0.14	(0.24)

Total from investment operations	0.35		0.11	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$3.12		$2.77	$2.66

Total Investment Return (a)	12.64%		4.14%	(8.90)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.8		$2.3	$1.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.65	% (b)	1.65%	1.65	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	3.35	% (b)	3.26%	3.05	% (b)
Net investment loss	(1.27	)% (b)	(0.85)%	(1.31	)% (b)
Portfolio turnover rate	29	% (c)	39%	136	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.66		$2.58	$2.84

Income From Investment Operations:
Net investment loss	(0.03)		(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.35		0.12	(0.23)

Total from investment operations	0.32		0.08	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$2.98		$2.66	$2.58

Total Investment Return (a)	12.03%		3.10%	(9.16)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4		$0.3	$0.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	4.10	% (b)	4.01%	3.80	% (b)
Net investment loss	(2.02	)% (b)	(1.69)%	(2.05	)% (b)
Portfolio turnover rate	29	% (c)	39%	136	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund —Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.68		$2.59	$2.73	$1.94	$3.14	$9.26

Income From Investment Operations:
Net investment loss	(0.04)		(0.06)	(0.06)	(0.05)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.36		0.15	(0.08)	0.84	(1.14)	(6.04)

Total from investment operations	0.32		0.09	(0.14)	0.79	(1.20)	(6.12)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—	*

Total dividends and distributions	—		—	—	—	—	—	*

Net Asset Value, end of period	$3.00		$2.68	$2.59	$2.73	$1.94	$3.14

Total Investment Return (a)	11.94%		3.48%	(5.13)%	40.72%	(38.22)%	(66.09)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.0		$3.2	$5.4	$6.7	$4.6	$6.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%	2.40%	2.40%	2.40	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	4.10	% (b)	4.01%	3.80%	3.77%	3.54%	3.31	% (e)
Net investment loss	(2.01	)% (b)	(1.47)%	(2.13)%	(2.09)%	(2.25)%	(1.68)%
Portfolio turnover rate	29	% (c)	39%	136%	89%	91%	74%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.76		$2.66	$2.79	$1.97	$3.18	$9.27

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.04)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.36		0.13	(0.09)	0.86	(1.16)	(6.03)

Total from investment operations	0.34		0.10	(0.13)	0.82	(1.21)	(6.08)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	—		—	—	—	—	—	*

Total dividends and distributions	—		—	—	—	—	(0.01)

Net Asset Value, end of period	$3.10		$2.76	$2.66	$2.79	$1.97	$3.18

Total Investment Return (a)	12.32%		3.76%	(4.66)%	41.62%	(38.05)%	(65.64)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.2		$2.3	$4.4	$7.5	$4.8	$8.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.90	% (b)	1.90%	1.90%	1.90%	1.90%	1.90	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	3.60	% (b)	3.51%	3.30%	3.27%	3.03%	2.90	% (f)
Net investment loss	(1.51	)% (b)	(0.96)%	(1.64)%	(1.59)%	(1.74)%	(1.21)%
Portfolio turnover rate	29	% (c)	39%	136%	89%	91%	74%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.67		$2.58	$2.72	$1.93	$3.13	$9.25

Income From Investment Operations:
Net investment loss	(0.03)		(0.05)	(0.06)	(0.05)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.35		0.14	(0.08)	0.84	(1.13)	(6.04)

Total from investment operations	0.32		0.09	(0.14)	0.79	(1.20)	(6.12)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—	*

Total dividends and distributions	—		—	—	—	—	—	*

Net Asset Value, end of period	$2.99		$2.67	$2.58	$2.72	$1.93	$3.13

Total Investment Return (a)	11.99%		3.49%	(5.15)%	40.93%	(38.34)%	(66.16)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.4		$5.7	$8.2	$9.7	$6.0	$10.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%	2.40%	2.40%	2.40	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	4.10	% (b)	4.01%	3.80%	3.77%	3.52%	3.30	% (f)
Net investment loss	(2.02	)% (b)	(1.49)%	(2.13)%	(2.10)%	(2.25)%	(1.67)%
Portfolio turnover rate	29	% (c)	39%	136%	89%	91%	74%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Technology Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.68		$2.60	$2.74		$1.94		$3.14		$9.25

Income From Investment Operations:
Net investment loss	(0.03)		(0.05)	(0.06)		(0.05)		(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	0.36		0.13	(0.08)		0.85		(1.13)		(6.03)

Total from investment operations	0.33		0.08	(0.14)		0.80		(1.20)		(6.11)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		—	*

Total dividends and distributions	—		—	—		—		—		—	*

Net Asset Value, end of period	$3.01		$2.68	$2.60		$2.74		$1.94		$3.14

Total Investment Return (a)	12.31%		3.08%	(5.11	)% (e)	41.24	% (e)	(38.22	)% (e)	(66.05	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$1.0	$1.6		$1.6		$1.0		$1.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.40	% (b)	2.40%	2.40%		2.40%		2.40%		2.40	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	4.10	% (b)	4.01%	3.80%		3.78%		3.51%		3.44	% (f)
Net investment loss	(2.02	)% (b)	(1.47)%	(2.13)%		(2.10)%		(2.26)%		(1.71)%
Portfolio turnover rate	29	% (c)	39%	136%		89%		91%		74%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.70		$2.56	$2.60

Income From Investment Operations:
Net investment loss	(0.01)		(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.24		0.15	(0.02)

Total from investment operations	0.23		0.14	(0.04)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$2.93		$2.70	$2.56

Total Investment Return (a)	8.52%		5.47%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.1		$1.9	$1.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.50	% (b)	1.50%	1.50	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.18	% (b)	2.10%	2.25	% (b)
Net investment loss	(0.87	)% (b)	(0.19)%	(1.17	)% (b)
Portfolio turnover rate	11	% (c)	10%	17	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.62		$2.50	$2.57

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.24		0.15	(0.04)

Total from investment operations	0.22		0.12	(0.07)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$2.84		$2.62	$2.50

Total Investment Return (a)	8.40%		4.80%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.7		$0.5	$0.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	% (b)	2.25%	2.25	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.93	% (b)	2.85%	3.00	% (b)
Net investment loss	(1.64	)% (b)	(0.94)%	(1.94	)% (b)
Portfolio turnover rate	11	% (c)	10%	17	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.62		$2.50	$2.42	$1.60	$2.51	$8.21

Income From Investment Operations:
Net investment loss	(0.03)		(0.02)	(0.05)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.25		0.14	0.13	0.86	(0.86)	(5.63)

Total from investment operations	0.22		0.12	0.08	0.82	(0.91)	(5.70)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$2.84		$2.62	$2.50	$2.42	$1.60	$2.51

Total Investment Return (a)	8.40%		4.80%	3.31%	51.25%	(36.26)%	(69.43)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.9		$7.6	$11.2	$13.5	$7.7	$7.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	% (b)	2.25%	2.25%	2.25%	2.25%	2.25	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.93	% (b)	2.85%	3.00%	2.93%	3.10%	3.14	% (e)
Net investment loss	(1.60	)% (b)	(0.69)%	(1.98)%	(1.96)%	(2.06)%	(1.93)%
Portfolio turnover rate	11	% (c)	10%	17%	17%	30%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.68		$2.55	$2.45	$1.61	$2.53	$8.22

Income From Investment Operations:
Net investment income (loss)	(0.01)		—	(0.04)	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.24		0.13	0.14	0.87	(0.88)	(5.64)

Total from investment operations	0.23		0.13	0.10	0.84	(0.92)	(5.69)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$2.91		$2.68	$2.55	$2.45	$1.61	$2.53

Total Investment Return (a)	8.58%		5.10%	4.08%	52.17%	(36.36)%	(69.22)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.2		$5.0	$7.3	$9.2	$5.1	$6.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.75	% (b)	1.75%	1.75%	1.75%	1.75%	1.75	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.42	% (b)	2.35%	2.50%	2.42%	2.58%	2.59	% (f)
Net investment loss	(1.09	)% (b)	(0.16)%	(1.48)%	(1.46)%	(1.56)%	(1.42)%
Portfolio turnover rate	11	% (c)	10%	17%	17%	30%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.63		$2.51	$2.43	$1.60	$2.52	$8.22

Income From Investment Operations:
Net investment loss	(0.03)		(0.02)	(0.05)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.25		0.14	0.13	0.87	(0.87)	(5.63)

Total from investment operations	0.22		0.12	0.08	0.83	(0.92)	(5.70)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$2.85		$2.63	$2.51	$2.43	$1.60	$2.52

Total Investment Return (a)	8.37%		4.78%	3.29%	51.88%	(36.51)%	(69.34)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.5		$9.9	$14.5	$17.1	$11.0	$13.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	% (b)	2.25%	2.25%	2.25%	2.25%	2.25	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.93	% (b)	2.85%	3.00%	2.93%	3.09%	3.13	% (f)
Net investment loss	(1.60	)% (b)	(0.67)%	(1.98)%	(1.96)%	(2.06)%	(1.92)%
Portfolio turnover rate	11	% (c)	10%	17%	17%	30%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Managed OTC Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.63		$2.51	$2.43		$1.60		$2.52		$8.21

Income From Investment Operations:
Net investment loss	(0.03)		(0.02)	(0.05)		(0.04)		(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.25		0.14	0.13		0.87		(0.87)		(5.62)

Total from investment operations	0.22		0.12	0.08		0.83		(0.92)		(5.69)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	—		—	—		—		—		—

Net Asset Value, end of period	$2.85		$2.63	$2.51		$2.43		$1.60		$2.52

Total Investment Return (a)	8.37%		4.78%	3.29	% (e)	51.88	% (e)	(36.51	)% (e)	(69.31	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$1.0	$1.6		$1.8		$1.0		$1.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	% (b)	2.25%	2.25%		2.25%		2.25%		2.25	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.93	% (b)	2.85%	3.00%		2.92%		3.07%		3.23	% (f)
Net investment loss	(1.61	)% (b)	(0.56)%	(1.98)%		(1.96)%		(2.06)%		(1.94)%
Portfolio turnover rate	11	% (c)	10%	17%		17%		30%		54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.28		$13.44	$13.73

Income From Investment Operations:
Net investment loss	(0.07)		(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	1.42		1.95	(0.27)

Total from investment operations	1.35		1.84	(0.29)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$16.63		$15.28	$13.44

Total Investment Return (a)	8.84%		13.69%	(2.11)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39.6		$31.1	$18.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.48	% (b)	1.55%	1.55	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.48	% (b)	1.67%	1.69	% (b)
Net investment loss	(0.50	)% (b)	(0.62)%	(0.47	)% (b)
Portfolio turnover rate	29	% (c)	60%	78	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.68		$13.01	$13.35

Income From Investment Operations:
Net investment loss	(0.10)		(0.17)	(0.05)
Net realized and unrealized gain (loss) on investments	1.34		1.84	(0.29)

Total from investment operations	1.24		1.67	(0.34)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$15.92		$14.68	$13.01

Total Investment Return (a)	8.45%		12.84%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.0		$8.1	$3.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.30%	2.30	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.42%	2.44	% (b)
Net investment loss	(1.24	)% (b)	(1.37)%	(1.21	)% (b)
Portfolio turnover rate	29	% (c)	60%	78	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.65		$12.98	$12.70	$10.45	$10.98	$15.78

Income From Investment Operations:
Net investment loss	(0.11)		(0.23)	(0.20)	(0.16)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments	1.34		1.90	0.48	2.41	(0.36)	(4.63)

Total from investment operations	1.23		1.67	0.28	2.25	(0.53)	(4.80)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$15.88		$14.65	$12.98	$12.70	$10.45	$10.98

Total Investment Return (a)	8.40%		12.87%	2.20%	21.88%	(5.10)%	(30.37)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.4		$146.0	$167.1	$178.3	$144.4	$156.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.30%	2.30%	2.30%	2.30%	2.30	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.42%	2.44%	2.51%	2.50%	2.44	% (e)
Net investment loss	(1.27	)% (b)	(1.36)%	(1.37)%	(1.52)%	(1.51)%	(1.26)%
Portfolio turnover rate	29	% (c)	60%	78%	81%	103%	133%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.19		$13.40	$13.04	$10.68	$11.16	$15.96

Income From Investment Operations:
Net investment loss	(0.05)		(0.13)	(0.13)	(0.11)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	1.38		1.92	0.49	2.47	(0.36)	(4.70)

Total from investment operations	1.33		1.79	0.36	2.36	(0.48)	(4.80)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$16.52		$15.19	$13.40	$13.04	$10.68	$11.16

Total Investment Return (a)	8.76%		13.36%	2.76%	22.44%	(4.57)%	(30.03)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$98.8		$104.4	$139.5	$148.1	$124.0	$149.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.73	% (b)	1.80%	1.80%	1.80%	1.80%	1.80	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.73	% (b)	1.92%	1.94%	2.01%	2.00%	1.94	% (f)
Net investment loss	(0.77	)% (b)	(0.85)%	(0.87)%	(1.02)%	(1.01)%	(0.76)%
Portfolio turnover rate	29	% (c)	60%	78%	81%	103%	133%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.66		$13.00	$12.72	$10.46	$10.99	$15.80

Income From Investment Operations:
Net investment loss	(0.11)		(0.22)	(0.19)	(0.16)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments	1.35		1.88	0.47	2.42	(0.36)	(4.64)

Total from investment operations	1.24		1.66	0.28	2.26	(0.53)	(4.81)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$15.90		$14.66	$13.00	$12.72	$10.46	$10.99

Total Investment Return (a)	8.46%		12.77%	2.20%	21.96%	(5.10)%	(30.44)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$279.4		$291.5	$329.3	$320.8	$282.1	$331.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.30%	2.30%	2.30%	2.30%	2.30	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.42%	2.44%	2.51%	2.50%	2.44	% (f)
Net investment loss	(1.27	)% (b)	(1.36)%	(1.36)%	(1.53)%	(1.51)%	(1.26)%
Portfolio turnover rate	29	% (c)	60%	78%	81%	103%	133%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Capital Growth Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.64		$12.97	$12.69		$10.44		$10.97		$15.77

Income From Investment Operations:
Net investment loss	(0.11)		(0.22)	(0.18)		(0.16)		(0.17)		(0.17)
Net realized and unrealized gain (loss) on investments	1.34		1.89	0.46		2.41		(0.36)		(4.63)

Total from investment operations	1.23		1.67	0.28		2.25		(0.53)		(4.80)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	—		—	—		—		—		—

Net Asset Value, end of period	$15.87		$14.64	$12.97		$12.69		$10.44		$10.97

Total Investment Return (a)	8.40%		12.88%	2.21	% (e)	21.90	% (e)	(5.10	)% (e)	(30.39	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.4		$53.2	$58.8		$53.0		$45.6		$51.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.30%	2.30%		2.30%		2.30%		2.30	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.42%	2.44%		2.51%		2.50%		2.44	% (f)
Net investment loss	(1.27	)% (b)	(1.36)%	(1.36)%		(1.52)%		(1.51)%		(1.26)%
Portfolio turnover rate	29	% (c)	60%	78%		81%		103%		133%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005 (e)	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.75		$11.20	$11.70

Income From Investment Operations:
Net investment loss	(0.05)		(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	1.37		0.56	(0.46)

Total from investment operations	1.32		0.55	(0.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$13.07		$11.75	$11.20

Total Investment Return (a)	11.23%		4.91%	(4.27)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.3		$14.5	$10.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.51	% (b)	1.50%	1.50	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.81	% (b)	2.15%	1.92	% (b)
Net investment loss	(0.51	)% (b)	(0.13)%	(0.66	)% (b)
Portfolio turnover rate	29	% (c)	33%	16	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005 (e)	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.06		$9.66	$10.16

Income From Investment Operations:
Net investment loss	(0.07)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.17		0.47	(0.43)

Total from investment operations	1.10		0.40	(0.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		—	—

Net Asset Value, end of period	$11.16		$10.06	$9.66

Total Investment Return (a)	10.93%		4.14%	(4.92)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.7		$3.7	$1.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.26	% (b)	2.25%	2.25	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.56	% (b)	2.90%	2.67	% (b)
Net investment loss	(1.32	)% (b)	(0.97)%	(1.39	)% (b)
Portfolio turnover rate	29	% (c)	33%	16	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class C (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.04		$9.64	$9.53	$8.51	$10.91	$20.10

Income From Investment Operations:
Net investment loss	(0.08)		(0.08)	(0.13)	(0.13)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	1.17		0.48	0.24	1.15	(2.28)	(9.12)

Total from investment operations	1.09		0.40	0.11	1.02	(2.40)	(9.19)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$11.13		$10.04	$9.64	$9.53	$8.51	$10.91

Total Investment Return (a)	10.86%		4.15%	1.15%	11.99%	(22.00)%	(45.72)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41.3		$43.9	$61.5	$87.3	$99.2	$186.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.26	% (b)	2.25%	2.25%	2.25%	2.25%	2.25	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.56	% (b)	2.90%	2.67%	2.76%	2.67%	2.47	% (f)
Net investment loss	(1.30	)% (b)	(0.64)%	(1.39)%	(1.48)%	(1.19)%	(0.45)%
Portfolio turnover rate	29	% (c)	33%	16%	107%	76%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class L (e)(f)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.69		$11.17	$10.99	$9.76	$12.44	$22.80

Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)	(0.10)	(0.10)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments	1.34		0.54	0.28	1.33	(2.56)	(10.37)

Total from investment operations	1.31		0.52	0.18	1.23	(2.68)	(10.36)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$13.00		$11.69	$11.17	$10.99	$9.76	$12.44

Total Investment Return (a)	11.21%		4.66%	1.64%	12.60%	(21.54)%	(45.44)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$46.5		$49.3	$71.7	$102.8	$112.4	$210.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.76	% (b)	1.75%	1.75%	1.75%	1.75%	1.75	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.06	% (b)	2.40%	2.17%	2.26%	2.16%	1.98	% (g)
Net investment income (loss)	(0.80	)% (b)	(0.13)%	(0.89)%	(0.98)%	(1.05)%	0.05%
Portfolio turnover rate	29	% (c)	33%	16%	107%	76%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class M (e)(f)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.07		$9.67	$9.56	$8.54	$10.94	$20.14

Income From Investment Operations:
Net investment loss	(0.08)		(0.08)	(0.14)	(0.13)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	1.17		0.48	0.25	1.15	(2.28)	(9.13)

Total from investment operations	1.09		0.40	0.11	1.02	(2.40)	(9.20)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$11.16		$10.07	$9.67	$9.56	$8.54	$10.94

Total Investment Return (a)	10.82%		4.14%	1.15%	11.94%	(21.94)%	(45.68)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$143.9		$155.5	$217.0	$283.0	$309.9	$556.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.26	% (b)	2.25%	2.25%	2.25%	2.25%	2.25	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.56	% (b)	2.90%	2.67%	2.76%	2.67%	2.47	% (g)
Net investment loss	(1.30	)% (b)	(0.65)%	(1.39)%	(1.48)%	(1.21)%	(0.45)%
Portfolio turnover rate	29	% (c)	33%	16%	107%	76%	54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Concentrated Growth Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005 (d)	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.08		$9.68	$9.57		$8.55		$10.95		$20.17

Income From Investment Operations:
Net investment loss	(0.08)		(0.08)	(0.14)		(0.13)		(0.11)		(0.07)
Net realized and unrealized gain (loss) on investments	1.18		0.48	0.25		1.15		(2.29)		(9.15)

Total from investment operations	1.10		0.40	0.11		1.02		(2.40)		(9.22)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	—		—	—		—		—		—

Net Asset Value, end of period	$11.18		$10.08	$9.68		$9.57		$8.55		$10.95

Total Investment Return (a)	10.91%		4.13%	1.15	% (e)	11.93	% (e)	(21.92	)% (e)	(45.71	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$27.0		$28.9	$38.0		$47.3		$49.1		$82.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.26	% (b)	2.25%	2.25%		2.25%		2.25%		2.25	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.56	% (b)	2.90%	2.67%		2.76%		2.67%		2.47	% (f)
Net investment loss	(1.30	)% (b)	(0.67)%	(1.39)%		(1.48)%		(1.11)%		(0.45)%
Portfolio turnover rate	29	% (c)	33%	16%		107%		76%		54%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.97		$12.29	$12.21

Income From Investment Operations:
Net investment income	0.09		0.11	0.06
Net realized and unrealized gain on investments	1.54		0.99	0.02

Total from investment operations	1.63		1.10	0.08

Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.14)	—
Distributions from net realized gains	(0.77)		(0.28)	—

Total dividends and distributions	(0.90)		(0.42)	—

Net Asset Value, end of period	$13.70		$12.97	$12.29

Total Investment Return (a)	13.10%		9.09%	0.66%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.7		$3.6	$1.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.45	% (b)	1.45%	1.45	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.83	% (b)	1.90%	1.93	% (b)
Net investment income	1.10	% (b)	0.91%	0.93	% (b)
Portfolio turnover rate	9	% (c)	27%	35	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.88		$12.20	$12.17

Income From Investment Operations:
Net investment income	0.03		0.03	0.01
Net realized and unrealized gain on investments	1.54		0.97	0.02

Total from investment operations	1.57		1.00	0.03

Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.04)	—
Distributions from net realized gains	(0.77)		(0.28)	—

Total dividends and distributions	(0.80)		(0.32)	—

Net Asset Value, end of period	$13.65		$12.88	$12.20

Total Investment Return (a)	12.63%		8.28%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.2		$1.0	$0.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.20	% (b)	2.20%	2.20	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.58	% (b)	2.65%	2.68	% (b)
Net investment income	0.36	% (b)	0.11%	0.15	% (b)
Portfolio turnover rate	9	% (c)	27%	35	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,				March 1, 2001 (d) through October 31, 2001 (e)
			2005	2004 (e)	2003 (e)	2002 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.88		$12.18	$10.95	$8.88	$9.73	$10.00

Income From Investment Operations:
Net investment income	0.03		0.03	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	1.55		0.96	1.25	2.05	(0.85)	(0.28)

Total from investment operations	1.58		0.99	1.27	2.09	(0.82)	(0.27)

Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.04)	(0.02)	(0.01)	—
Distributions from net realized gains	(0.77)		(0.28)	—	—	(0.02)	—

Total dividends and distributions	(0.80)		(0.29)	(0.04)	(0.02)	(0.03)	—

Net Asset Value, end of period	$13.66		$12.88	$12.18	$10.95	$8.88	$9.73

Total Investment Return (a)	12.71%		8.25%	11.64%	23.64%	(8.49)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.3		$10.5	$11.3	$14.3	$7.2	$3.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.20	% (b)	2.20%	2.20%	2.20%	2.20%	2.20	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.58	% (b)	2.65%	2.68%	2.72%	3.25%	4.73	% (f)
Net investment income	0.38	% (b)	0.20%	0.15%	0.41%	0.30%	0.22%
Portfolio turnover rate	9	% (c)	27%	35%	21%	14%	9%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class L (f)
	Six Months Ended April 30, 2006		Year Ended October 31,				March 1, 2001 (d) through October 31, 2001 (e)
			2005	2004 (e)	2003 (e)	2002 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.93		$12.26	$10.99	$8.92	$9.77	$10.00

Income From Investment Operations:
Net investment income	0.06		0.09	0.07	0.10	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.55		0.96	1.27	2.04	(0.86)	(0.28)

Total from investment operations	1.61		1.05	1.34	2.14	(0.78)	(0.23)

Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.10)	(0.07)	(0.07)	(0.05)	—
Distributions from net realized gains	(0.77)		(0.28)	—	—	(0.02)	—

Total dividends and distributions	(0.86)		(0.38)	(0.07)	(0.07)	(0.07)	—

Net Asset Value, end of period	$13.68		$12.93	$12.26	$10.99	$8.92	$9.77

Total Investment Return (a)	13.01%		8.74%	12.24%	24.15%	(8.16)%	(2.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.0		$7.1	$8.6	$8.5	$4.5	$1.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.70	% (b)	1.70%	1.70%	1.70%	1.70%	1.70	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.08	% (b)	2.15%	2.18%	2.21%	2.76%	3.95	% (g)
Net investment income	0.88	% (b)	0.71%	0.63%	0.91%	0.75%	0.70%
Portfolio turnover rate	9	% (c)	27%	35%	21%	14%	9%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of Operations

(e)	Calculations are based on the average daily number of shares outstanding.

(f)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class M (f)
	Six Months Ended April 30, 2006		Year Ended October 31,				March 1, 2001 (d) through October 31, 2001 (e)
			2005	2004 (e)	2003 (e)	2002 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.88		$12.18	$10.95	$8.88	$9.74	$10.00

Income From Investment Operations:
Net investment income	0.03		0.03	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	1.54		0.97	1.25	2.05	(0.86)	(0.27)

Total from investment operations	1.57		1.00	1.27	2.09	(0.83)	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.02)	(0.04)	(0.02)	(0.01)	—
Distributions from net realized gains	(0.77)		(0.28)	—	—	(0.02)	—

Total dividends and distributions	(0.80)		(0.30)	(0.04)	(0.02)	(0.03)	—

Net Asset Value, end of period	$13.65		$12.88	$12.18	$10.95	$8.88	$9.74

Total Investment Return (a)	12.63%		8.31%	11.64%	23.64%	(8.58)%	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.6		$20.4	$20.9	$15.3	$9.4	$3.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.20	% (b)	2.20%	2.20%	2.20%	2.20%	2.20	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.58	% (b)	2.65%	2.68%	2.72%	3.26%	5.57	% (g)
Net investment income	0.37	% (b)	0.20%	0.13%	0.42%	0.29%	0.22%
Portfolio turnover rate	9	% (c)	27%	35%	21%	14%	9%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of Operations

(e)	Calculations are based on the average daily number of shares outstanding.

(f)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Core Value Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,							March 1, 2001 (d) through October 31, 2001 (e)
			2005	2004 (e)		2003 (e)		2002 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.89		$12.18	$10.95		$8.88		$9.73		$10.00

Income From Investment Operations:
Net investment income	0.03		0.03	0.02		0.04		0.03		0.02
Net realized and unrealized gain (loss) on investments	1.54		0.97	1.25		2.05		(0.85)		(0.29)

Total from investment operations	1.57		1.00	1.27		2.09		(0.82)		(0.27)

Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.04)		(0.02)		(0.01)		—
Distributions from net realized gains	(0.77)		(0.28)	—		—		(0.02)		—

Total dividends and distributions	(0.80)		(0.29)	(0.04)		(0.02)		(0.03)		—

Net Asset Value, end of period	$13.66		$12.89	$12.18		$10.95		$8.88		$9.73

Total Investment Return (a)	12.62%		8.33%	11.64	% (f)	23.64	% (f)	(8.49	)% (f)	(2.70	)% (f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.2		$4.1	$4.1		$2.8		$2.2		$0.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.20	% (b)	2.20%	2.20%		2.20%		2.20%		2.20	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.58	% (b)	2.65%	2.68%		2.72%		3.28%		4.75	% (g)
Net investment income	0.37	% (b)	0.19%	0.14%		0.43%		0.30%		0.23%
Portfolio turnover rate	9	% (c)	27%	35%		21%		14%		9%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of Operations

(e)	Calculations are based on the average daily number of shares outstanding.

(f)	Total return for Class X shares does not reflect the payment of bonus shares.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund —Class A
	Six Months Ended April 30, 2006 (e)		Year Ended October 31, 2005 (e)	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.53		$8.89	$9.06

Income From Investment Operations:
Net investment income	0.04		0.06	0.03
Net realized and unrealized gain (loss) on investments	0.65		0.58	(0.20)

Total from investment operations	0.69		0.64	(0.17)

Less Dividends and Distributions:
Dividends from net investment income	(0.08)		—	—	*
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.08)		—	—	*

Net Asset Value, end of period	$10.14		$9.53	$8.89

Total Investment Return (a)	7.29%		7.20%	(1.86)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.4		$12.5	$0.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.25	% (b)	1.25%	1.25	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.55	% (b)	1.80%	1.56	% (b)
Net investment income	0.72	% (b)	0.81%	0.60	% (b)
Portfolio turnover rate	18	% (c)	36%	29	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund — Class B
	Six Months Ended April 30, 2006 (e)		Year Ended October 31, 2005 (e)	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.23		$8.67	$8.87

Income From Investment Operations:
Net investment income (loss)	—	*	— *	(0.01)
Net realized and unrealized gain (loss) on investments	0.63		0.56	(0.19)

Total from investment operations	0.63		0.56	(0.20)

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		—	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.01)		—	—

Net Asset Value, end of period	$9.85		$9.23	$8.67

Total Investment Return (a)	6.93%		6.46%	(2.25	) %
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.3		$3.1	$1.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.00	%(b)	2.00%	2.00	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.30	%(b)	2.55%	2.31	% (b)
Net investment loss	(0.04	)%(b)	(0.03)%	(0.13	)% (b)
Portfolio turnover rate	18	%(c)	36%	29	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund — Class C
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.21		$8.66	$8.16	$6.85	$8.08	$10.20

Income From Investment Operations:
Net investment income (loss)	—	*	0.01	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.65		0.54	0.53	1.32	(1.21)	(2.09)

Total from investment operations	0.65		0.55	0.50	1.31	(1.23)	(2.11)

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(0.01)

Total dividends and distributions	(0.01)		—	—	—	—	(0.01)

Net Asset Value, end of period	$9.85		$9.21	$8.66	$8.16	$6.85	$8.08

Total Investment Return (a)	6.93%		6.35%	6.13%	19.12%	(15.22)%	(20.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23.6		$26.9	$29.6	$36.1	$31.3	$30.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.00	% (b)	2.00%	2.00%	2.00%	2.00%	2.00	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.55%	2.31%	2.35%	2.33%	2.35	% (e)
Net investment income (loss)	(0.03	)% (b)	0.15%	(0.30)%	(0.09)%	(0.20)%	(0.26)%
Portfolio turnover rate	18	% (c)	36%	29%	39%	19%	30%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund — Class L (e)
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.48		$8.87	$8.32	$6.95	$8.15	$10.24

Income From Investment Operations:
Net investment income	0.02		0.07	0.02	0.03	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.66		0.54	0.53	1.34	(1.22)	(2.10)

Total from investment operations	0.68		0.61	0.55	1.37	(1.20)	(2.08)

Less Dividends and Distributions:
Dividends from net investment income	(0.06)		— *	— *	—	—	—	*
Distributions from net realized gains	—		—	—	—	—	(0.01)

Total dividends and distributions	(0.06)		— *	— *	—	—	(0.01)

Net Asset Value, end of period	$10.10		$9.48	$8.87	$8.32	$6.95	$8.15

Total Investment Return (a)	7.17%		6.88%	6.63%	19.71%	(14.72)%	(20.36)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.4		$20.5	$24.1	$31.6	$36.1	$24.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.50	% (b)	1.50%	1.50%	1.50%	1.50%	1.50	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.80	% (b)	2.05%	1.81%	1.84%	1.83%	1.86	% (f)
Net investment income	0.47	% (b)	0.68%	0.19%	0.40%	0.30%	0.24%
Portfolio turnover rate	18	% (c)	36%	29%	39%	19%	30%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund — Class M (e)
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005 (d)	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.21		$8.66	$8.16	$6.85	$8.08	$10.20

Income From Investment Operations:
Net investment income (loss)	—	*	0.01	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.65		0.54	0.53	1.32	(1.21)	(2.09)

Total from investment operations	0.65		0.55	0.50	1.31	(1.23)	(2.11)

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(0.01)

Total dividends and distributions	(0.01)		—	—	—	—	(0.01)

Net Asset Value, end of period	$9.85		$9.21	$8.66	$8.16	$6.85	$8.08

Total Investment Return (a)	7.04%		6.35%	6.13%	19.12%	(15.22)%	(20.74)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$68.9		$74.6	$79.1	$77.5	$64.1	$53.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.00	% (b)	2.00%	2.00%	2.00%	2.00%	2.00	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.55%	2.31%	2.34%	2.33%	2.36	% (f)
Net investment income (loss)	(0.03	)% (b)	0.14%	(0.30)%	(0.10)%	(0.20)%	(0.27)%
Portfolio turnover rate	18	% (c)	36%	29%	39%	19%	30%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Large Cap Core Fund — Class X
	Six Months Ended April 30, 2006 (d)		Year Ended October 31,
			2005 (d)	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.20		$8.65	$8.15		$6.84		$8.06		$10.20

Income From Investment Operations:
Net investment income (loss)	—	*	0.01	(0.03)		(0.01)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	0.63		0.54	0.53		1.32		(1.20)		(2.11)

Total from investment operations	0.63		0.55	0.50		1.31		(1.22)		(2.13)

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		—	—		—		—		—
Distributions from net realized gains	—		—	—		—		—		(0.01)

Total dividends and distributions	(0.01)		—	—		—		—		(0.01)

Net Asset Value, end of period	$9.82		$9.20	$8.65		$8.15		$6.84		$8.06

Total Investment Return (a)	6.95%		6.36%	6.14	% (e)	19.15	% (e)	(15.14	)% (e)	(20.94	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.1		$8.7	$7.3		$7.5		$7.0		$5.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.00	% (b)	2.00%	2.00%		2.00%		2.00%		2.00	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.30	% (b)	2.55%	2.31%		2.35%		2.33%		2.36	% (f)
Net investment income (loss)	(0.03	)% (b)	0.11%	(0.30)%		(0.09)%		(0.21)%		(0.26)%
Portfolio turnover rate	18	% (c)	36%	29%		39%		19%		30%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.99		$12.99	$13.28

Income From Investment Operations:
Net investment income	0.04		0.13	0.04
Net realized and unrealized gain (loss) on investments	1.38		1.00	(0.33)

Total from investment operations	1.42		1.13	(0.29)

Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.13)	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.02)		(0.13)	—

Net Asset Value, end of period	$15.39		$13.99	$12.99

Total Investment Return (a)	10.15%		8.72%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.0		$14.8	$9.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.42	% (b)	1.41%	1.40	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.48	% (b)	1.84%	1.78	% (b)
Net investment income	0.83	% (b)	0.78%	0.59	% (b)
Portfolio turnover rate	23	% (c)	66%	54	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.60		$12.63	$12.98

Income From Investment Operations:
Net investment income (loss)	0.02		— *	(0.01)
Net realized and unrealized gain (loss) on investments	1.31		0.98	(0.34)

Total from investment operations	1.33		0.98	(0.35)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	—		(0.01)	—

Net Asset Value, end of period	$14.93		$13.60	$12.63

Total Investment Return (a)	9.78%		7.77%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.7		$3.1	$1.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.17	% (b)	2.16%	2.15	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.59%	2.53	% (b)
Net investment income (loss)	0.09	% (b)	(0.04)%	(0.21	)% (b)
Portfolio turnover rate	23	% (c)	66%	54	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

(e)	Calculations are based on the average daily number of shares outstanding.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.57		$12.61	$11.57	$9.40	$12.09	$13.67

Income From Investment Operations:
Net investment income (loss)	0.01		0.01	(0.03)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	1.32		0.96	1.07	2.19	(2.36)	(0.92)

Total from investment operations	1.33		0.97	1.04	2.17	(2.39)	(0.99)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	—	—	—
Distributions from net realized gains	—		—	—	—	(0.30)	(0.59)

Total dividends and distributions	—		(0.01)	—	—	(0.30)	(0.59)

Net Asset Value, end of period	$14.90		$13.57	$12.61	$11.57	$9.40	$12.09

Total Investment Return (a)	9.80%		7.70%	8.99%	23.09%	(20.39)%	(7.59)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$51.2		$54.2	$42.5	$53.8	$50.8	$64.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.17	% (b)	2.16%	2.15%	2.15%	2.15%	2.15	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.59%	2.53%	2.59%	2.54%	2.44	% (e)
Net investment income (loss)	0.11	% (b)	0.14%	(0.28)%	(0.17)%	(0.25)%	(0.51)%
Portfolio turnover rate	23	% (c)	66%	54%	60%	88%	128%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.93		$12.96	$11.83	$9.56	$12.23	$13.76

Income From Investment Operations:
Net investment income	0.07		0.08	0.03	0.03	0.03	—
Net realized and unrealized gain (loss) on investments	1.33		0.98	1.10	2.24	(2.40)	(0.94)

Total from investment operations	1.40		1.06	1.13	2.27	(2.37)	(0.94)

Less Dividends and Distributions:
Dividends from net investment income	—	*	(0.09)	—	—	—	—
Distributions from net realized gains	—		—	—	—	(0.30)	(0.59)

Total dividends and distributions	—	*	(0.09)	—	—	(0.30)	(0.59)

Net Asset Value, end of period	$15.33		$13.93	$12.96	$11.83	$9.56	$12.23

Total Investment Return (a)	10.05%		8.19%	9.55%	23.74%	(19.99)%	(7.16)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$42.1		$46.3	$41.8	$55.1	$47.6	$66.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.67	% (b)	1.66%	1.65%	1.65%	1.65%	1.65	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.73	% (b)	2.09%	2.03%	2.09%	2.04%	1.94	% (f)
Net investment income (loss)	0.61	% (b)	0.67%	0.21%	0.32%	0.25%	(0.01)%
Portfolio turnover rate	23	% (c)	66%	54%	60%	88%	128%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)	2003 (d)	2002 (d)	2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.60		$12.63	$11.58	$9.41	$12.10	$13.69

Income From Investment Operations:
Net investment income (loss)	0.01		0.01	(0.03)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	1.31		0.97	1.08	2.19	(2.36)	(0.93)

Total from investment operations	1.32		0.98	1.05	2.17	(2.39)	(1.00)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	—	—	—
Distributions from net realized gains	—		—	—	—	(0.30)	(0.59)

Total dividends and distributions	—		(0.01)	—	—	(0.30)	(0.59)

Net Asset Value, end of period	$14.92		$13.60	$12.63	$11.58	$9.41	$12.10

Total Investment Return (a)	9.71%		7.77%	9.07%	23.06%	(20.37)%	(7.65)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$133.1		$143.4	$110.2	$116.2	$106.4	$152.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.17	% (b)	2.16%	2.15%	2.15%	2.15%	2.15	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.59%	2.53%	2.59%	2.54%	2.44	% (f)
Net investment income (loss)	0.11	% (b)	0.13%	(0.28)%	(0.17)%	(0.25)%	(0.51)%
Portfolio turnover rate	23	% (c)	66%	54%	60%	88%	128%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Equity Income Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004 (d)		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.57		$12.61	$11.56		$9.39		$12.08		$13.66

Income From Investment Operations:
Net investment income (loss)	0.01		0.01	(0.03)		(0.02)		(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments	1.31		0.96	1.08		2.19		(2.36)		(0.93)

Total from investment operations	1.32		0.97	1.05		2.17		(2.39)		(0.99)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—		—		—		—
Distributions from net realized gains	—		—	—		—		(0.30)		(0.59)

Total dividends and distributions	—		(0.01)	—		—		(0.30)		(0.59)

Net Asset Value, end of period	$14.89		$13.57	$12.61		$11.56		$9.39		$12.08

Total Investment Return (a)	9.73%		7.70%	9.08	% (e)	23.11	% (e)	(20.41	)% (e)	(7.60	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.4		$41.0	$28.5		$28.8		$26.0		$36.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.17	% (b)	2.16%	2.15%		2.15%		2.15%		2.15	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.23	% (b)	2.59%	2.53%		2.59%		2.54%		2.44	% (f)
Net investment income (loss)	0.11	% (b)	0.13%	(0.28)%		(0.17)%		(0.24)%		(0.51)%
Portfolio turnover rate	23	% (c)	66%	54%		60%		88%		128%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.21		$12.60	$12.58

Income From Investment Operations:
Net investment income	0.11		0.19	0.08
Net realized and unrealized gain on investments	0.67		0.61	—

Total from investment operations	0.78		0.80	0.08

Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.19)	(0.06)
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.10)		(0.19)	(0.06)

Net Asset Value, end of period	$13.89		$13.21	$12.60

Total Investment Return (a)	5.95%		6.32%	0.68%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.7		$9.1	$4.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.41	% (b)	1.40%	1.40	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.58	% (b)	1.77%	1.71	% (b)
Net investment income	1.60	% (b)	1.31%	1.24	% (b)
Portfolio turnover rate	82	% (c)	196%	216	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.17		$12.57	$12.54

Income From Investment Operations:
Net investment income	0.06		0.08	0.03
Net realized and unrealized gain on investments	0.68		0.60	0.03

Total from investment operations	0.74		0.68	0.06

Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.03)
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.05)		(0.08)	(0.03)

Net Asset Value, end of period	$13.86		$13.17	$12.57

Total Investment Return (a)	5.64%		5.53%	0.39%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$2.1	$1.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.16	% (b)	2.15%	2.15	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.33	% (b)	2.52%	2.46	% (b)
Net investment income	0.85	% (b)	0.54%	0.49	% (b)
Portfolio turnover rate	82	% (c)	196%	216	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.16		$12.56	$11.83	$10.47	$11.50		$13.10

Income From Investment Operations:
Net investment income	0.06		0.08	0.06	0.08	0.14	(e)	0.15
Net realized and unrealized gain (loss) on investments	0.68		0.60	0.74	1.39	(1.03	) (e)	(1.64)

Total from investment operations	0.74		0.68	0.80	1.47	(0.89)		(1.49)

Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.07)	(0.11)	(0.14)		(0.11)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.05)		(0.08)	(0.07)	(0.11)	(0.14)		(0.11)

Net Asset Value, end of period	$13.85		$13.16	$12.56	$11.83	$10.47		$11.50

Total Investment Return (a)	5.65%		5.45%	6.80%	14.16%	(7.87)%		(11.44)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.9		$13.9	$18.4	$23.4	$22.2		$32.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.16	% (b)	2.15%	2.15%	2.15%	2.15%		2.15	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.33	% (b)	2.55%	2.46%	2.51%	2.45%		2.41	% (f)
Net investment income	0.85	% (b)	0.61%	0.44%	0.75%	1.21	%(e)	1.22%
Portfolio turnover rate	82	% (c)	196%	216%	129%	119%		122%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.19		$12.60	$11.87	$10.50	$11.54		$13.14

Income From Investment Operations:
Net investment income	0.09		0.14	0.11	0.13	0.19	(f)	0.21
Net realized and unrealized gain (loss) on investments	0.69		0.61	0.75	1.41	(1.04	) (f)	(1.64)

Total from investment operations	0.78		0.75	0.86	1.54	(0.85)		(1.43)

Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.13)	(0.17)	(0.19)		(0.17)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.09)		(0.16)	(0.13)	(0.17)	(0.19)		(0.17)

Net Asset Value, end of period	$13.88		$13.19	$12.60	$11.87	$10.50		$11.54

Total Investment Return (a)	5.90%		5.95%	7.30%	14.79%	(7.46)%		(10.96)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.1		$15.3	$22.7	$31.5	$29.8		$37.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.66	% (b)	1.65%	1.65%	1.65%	1.65%		1.65	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.83	% (b)	2.05%	1.96%	2.01%	1.96%		1.91	% (g)
Net investment income	1.35	% (b)	1.12%	0.93%	1.25%	1.71	% (f)	1.71%
Portfolio turnover rate	82	% (c)	196%	216%	129%	119%		122%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.17		$12.56	$11.84	$10.47	$11.50		$13.10

Income From Investment Operations:
Net investment income	0.06		0.08	0.06	0.08	0.14	(f)	0.15
Net realized and unrealized gain (loss) on investments	0.67		0.61	0.73	1.40	(1.03	) (f)	(1.64)

Total from investment operations	0.73		0.69	0.79	1.48	(0.89)		(1.49)

Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.07)	(0.11)	(0.14)		(0.11)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.05)		(0.08)	(0.07)	(0.11)	(0.14)		(0.11)

Net Asset Value, end of period	$13.85		$13.17	$12.56	$11.84	$10.47		$11.50

Total Investment Return (a)	5.57%		5.53%	6.71%	14.25%	(7.87)%		(11.44)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$49.4		$55.1	$68.4	$69.7	$67.1		$86.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.16	% (b)	2.15%	2.15%	2.15%	2.15%		2.15	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.33	% (b)	2.55%	2.46%	2.51%	2.46%		2.41	% (g)
Net investment income	0.85	% (b)	0.61%	0.44%	0.75%	1.21	% (f)	1.22%
Portfolio turnover rate	82	% (c)	196%	216%	129%	119%		122%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Balanced Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.16		$12.55	$11.83		$10.47		$11.50		$13.09

Income From Investment Operations:
Net investment income	0.06		0.08	0.06		0.08		0.14	(f)	0.15
Net realized and unrealized gain (loss) on investments	0.67		0.61	0.73		1.39		(1.03	)(f)	(1.63)

Total from investment operations	0.73		0.69	0.79		1.47		(0.89)		(1.48)

Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.07)		(0.11)		(0.14)		(0.11)
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	(0.05)		(0.08)	(0.07)		(0.11)		(0.14)		(0.11)

Net Asset Value, end of period	$13.84		$13.16	$12.55		$11.83		$10.47		$11.50

Total Investment Return (a)	5.57%		5.53%	6.71	% (e)	14.26	% (e)	(7.96	)% (e)	(11.38	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.7		$12.9	$15.9		$16.3		$16.0		$21.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.16	% (b)	2.15%	2.15%		2.15%		2.15%		2.15	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.33	% (b)	2.55%	2.46%		2.51%		2.46%		2.41	% (g)
Net investment income	0.85	% (b)	0.60%	0.44%		0.75%		1.21	% (f)	1.22%
Portfolio turnover rate	82	% (c)	196%	216%		129%		119%		122%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class A
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.08		$7.52	$7.37

Income From Investment Operations:
Net investment income	0.27		0.54	0.29
Net realized and unrealized gain (loss) on investments	0.13		(0.43)	0.16

Total from investment operations	0.40		0.11	0.45

Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.55)	(0.30)
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.27)		(0.55)	(0.30)

Net Asset Value, end of period	$7.21		$7.08	$7.52

Total Investment Return (a)	5.71%		1.48%	6.47%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.9		$6.6	$7.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.26	% (b)	1.25%	1.25	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.56	% (b)	1.56%	1.46	% (b)
Net investment income	7.42	% (b)	7.30%	7.05	% (b)
Portfolio turnover rate	44	% (c)	22%	49	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class B
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (d) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.08		$7.51	$7.36

Income From Investment Operations:
Net investment income	0.25		0.49	0.26
Net realized and unrealized gain (loss) on investments	0.12		(0.42)	0.16

Total from investment operations	0.37		0.07	0.42

Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.27)
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.25)		(0.50)	(0.27)

Net Asset Value, end of period	$7.20		$7.08	$7.51

Total Investment Return (a)	5.18%		0.86%	6.04%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9		$1.7	$0.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	2.00	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.31	% (b)	2.31%	2.21	% (b)
Net investment income	6.64	% (b)	6.59%	6.30	% (b)
Portfolio turnover rate	44	% (c)	22%	49	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.08		$7.51	$7.23	$6.26	$6.96		$8.02

Income From Investment Operations:
Net investment income	0.25		0.49	0.46	0.50	0.55	(e)	0.71
Net realized and unrealized gain (loss) on investments	0.12		(0.42)	0.31	0.98	(0.68	) (e)	(1.06)

Total from investment operations	0.37		0.07	0.77	1.48	(0.13)		(0.35)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.49)	(0.51)	(0.57)		(0.71)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.25)		(0.50)	(0.49)	(0.51)	(0.57)		(0.71)

Net Asset Value, end of period	$7.20		$7.08	$7.51	$7.23	$6.26		$6.96

Total Investment Return (a)	5.33%		0.72%	10.96%	24.34%	(2.24)%		(4.58)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.7		$14.2	$26.3	$37.1	$22.9		$16.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	2.00%	2.00%	2.00%		2.00	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.31	% (b)	2.31%	2.21%	2.18%	2.23%		2.33	% (f)
Net investment income	6.66	% (b)	6.57%	6.37%	7.19%	8.08	% (e)	9.33%
Portfolio turnover rate	44	% (c)	22%	49%	48%	35%		31%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financials Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class L (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.08		$7.51	$7.23	$6.26	$6.96		$8.02

Income From Investment Operations:
Net investment income	0.27		0.53	0.49	0.53	0.59	(f)	0.75
Net realized and unrealized gain (loss) on investments	0.12		(0.42)	0.31	0.98	(0.69	) (f)	(1.06)

Total from investment operations	0.39		0.11	0.80	1.51	(0.10)		(0.31)

Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.52)	(0.54)	(0.60)		(0.75)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.27)		(0.54)	(0.52)	(0.54)	(0.60)		(0.75)

Net Asset Value, end of period	$7.20		$7.08	$7.51	$7.23	$6.26		$6.96

Total Investment Return (a)	5.44%		1.37%	11.50%	24.96%	(1.75)%		(4.10)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.6		$12.1	$23.3	$36.4	$23.6		$26.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.51	% (b)	1.50%	1.50%	1.50%	1.50%		1.50	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.81	% (b)	1.81%	1.71%	1.68%	1.74%		1.82	% (g)
Net investment income	7.17	% (b)	7.07%	6.86%	7.63%	8.58	% (f)	9.77%
Portfolio turnover rate	44	% (c)	22%	49%	48%	35%		31%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(f)	The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financials Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class M (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (d)	2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.07		$7.50	$7.22	$6.25	$6.96		$8.02

Income From Investment Operations:
Net investment income	0.25		0.49	0.46	0.50	0.55	(f)	0.71
Net realized and unrealized gain (loss) on investments	0.12		(0.42)	0.31	0.98	(0.69	) (f)	(1.06)

Total from investment operations	0.37		0.07	0.77	1.48	(0.14)		(0.35)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.49)	(0.51)	(0.57)		(0.71)
Distributions from net realized gains	—		—	—	—	—		—

Total dividends and distributions	(0.25)		(0.50)	(0.49)	(0.51)	(0.57)		(0.71)

Net Asset Value, end of period	$7.19		$7.07	$7.50	$7.22	$6.25		$6.96

Total Investment Return (a)	5.18%		0.85%	10.96%	24.37%	(2.39)%		(4.58)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60.5		$67.9	$105.8	$128.0	$83.3		$80.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	2.00%	2.00%	2.00%		2.00	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.31	% (b)	2.31%	2.21%	2.18%	2.23%		2.33	% (g)
Net investment income	6.69	% (b)	6.59%	6.38%	7.19%	8.10	% (f)	9.40%
Portfolio turnover rate	44	% (c)	22%	49%	48%	35%		31%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(f)	The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financials Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners High Yield Bond Fund — Class X
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (d)		2002 (d)		2001 (d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.07		$7.50	$7.22		$6.25		$6.95		$8.01

Income From Investment Operations:
Net investment income	0.25		0.49	0.46		0.50		0.55	(f)	0.71
Net realized and unrealized gain (loss) on investments	0.12		(0.42)	0.31		0.98		(0.68	) (f)	(1.06)

Total from investment operations	0.37		0.07	0.77		1.48		(0.13)		(0.35)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.49)		(0.51)		(0.57)		(0.71)
Distributions from net realized gains	—		—	—		—		—		—

Total dividends and distributions	(0.25)		(0.50)	(0.49)		(0.51)		(0.57)		(0.71)

Net Asset Value, end of period	$7.19		$7.07	$7.50		$7.22		$6.25		$6.95

Total Investment Return (a)	5.17%		0.85%	11.11	% (e)	24.20	% (e)	(2.25	)% (e)	(4.59	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.5		$10.7	$14.7		$15.3		$12.9		$14.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	2.00%		2.00%		2.00%		2.00	% (g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.31	% (b)	2.31%	2.21%		2.18%		2.24%		2.34	% (g)
Net investment income	6.63	% (b)	6.58%	6.37%		7.24%		8.12	% (f)	9.46%
Portfolio turnover rate	44	% (c)	22%	49%		48%		35%		31%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculations are based on the average daily number of shares outstanding.

(e)	Total return for Class X shares does not reflect the payment of bonus shares.

(f)	The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financials Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.

(g)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class A
	Six Months Ended April 30, 2006		August 12, 2005 (c) through October 31, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00

Income From Investment Operations:
Net investment income	0.016		0.005
Net realized and unrealized gain (loss) on investments	—	*	—	*

Total from investment operations	0.016		0.005

Less Dividends and Distributions:
Dividends from net investment income	(0.016)		(0.005)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.016)		(0.005)

Net Asset Value, end of period	$1.00		$1.00

Total Investment Return (a)	1.60%		0.53%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.1		$0.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.14	% (b)	1.25	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.51	% (b)	1.44	% (b)
Net investment income	3.47	% (b)	0.59	% (b)
Portfolio turnover rate	N/A		N/A

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Commencement of operations.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class C (d)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (c)		2002 (c)	2001 (c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income From Investment Operations:
Net investment income	0.012		0.009	—	*	—	*	0.001	0.030
Net realized and unrealized gain (loss) on investments	—	*	— *	—	*	—	*	— *	—	*

Total from investment operations	0.012		0.009	—	*	—	*	0.001	0.030

Less Dividends and Distributions:
Dividends from net investment income	(0.012)		(0.009)	—	*	—	*	(0.001)	(0.030)
Distributions from net realized gains	—		— *	—		—	*	— *	—	*

Total dividends and distributions	(0.012)		(0.009)	—	*	—	*	(0.001)	(0.030)

Net Asset Value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Investment Return (a)	1.23%		0.92%	0.00%		0.00%		0.15%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.6		$12.3	$22.1		$45.7		$73.8	$73.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	1.23%		1.32%		1.89%	1.91	% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.38	% (b)	2.26%	1.90%		1.92%		1.96%	1.91	% (e)
Net investment income	2.45	% (b)	0.84%	0.01%		—	†	0.13%	2.95%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Calculations are based on the average daily number of shares outstanding.

(d)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(e)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

†	Amount is less than 0.005%.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class D
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	April 12, 2004 (c) through October 31, 2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00

Income From Investment Operations:
Net investment income	0.015		0.014	—	*
Net realized and unrealized gain (loss) on investments	—	*	— *	—	*

Total from investment operations	0.015		0.014	—	*

Less Dividends and Distributions:
Dividends from net investment income	(0.015)		(0.014)	—	*
Distributions from net realized gains	—		— *	—

Total dividends and distributions	(0.015)		(0.014)	—	*

Net Asset Value, end of period	$1.00		$1.00	$1.00

Total Investment Return (a)	1.48%		1.42%	0.29%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.1		$13.0	$16.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.51	% (b)	1.50%	0.83	% (b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.88	% (b)	1.77%	1.38	% (b)
Net investment income	2.95	% (b)	1.39%	0.51	% (b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Commencement of operations.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class L (d)(e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004	2003 (c)	2002 (c)	2001 (c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.015		0.014	0.010	0.005	0.006	0.040
Net realized and unrealized gain (loss) on investments	—	*	— *	— *	— *	— *	—	*

Total from investment operations	0.015		0.014	0.010	0.005	0.006	0.040

Less Dividends and Distributions:
Dividends from net investment income	(0.015)		(0.014)	(0.010)	(0.005)	(0.006)	(0.040)
Distributions from net realized gains	—		— *	—	— *	— *	—	*

Total dividends and distributions	(0.015)		(0.014)	(0.010)	(0.005)	(0.006)	(0.040)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return (a)	1.48%		1.42%	0.50%	0.50%	0.65%	3.61%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.7		$21.2	$44.8	$103.2	$135.0	$176.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.51	% (b)	1.50%	0.72%	0.80%	1.39%	1.41	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.88	% (b)	1.77%	1.40%	1.42%	1.46%	1.41	% (f)
Net investment income	2.95	% (b)	1.25%	0.50%	0.50%	0.66%	3.55%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Calculations are based on the average daily number of shares outstanding.

(d)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

(e)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class M (d)(e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (c)		2002 (c)	2001 (c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income From Investment Operations:
Net investment income	0.012		0.009	—	*	—	*	0.001	0.030
Net realized and unrealized gain (loss) on investments	—	*	— *	—	*	—	*	— *	—	*

Total from investment operations	0.012		0.009	—	*	—	*	0.001	0.030

Less Dividends and Distributions:
Dividends from net investment income	(0.012)		(0.009)	—	*	—	*	(0.001)	(0.030)
Distributions from net realized gains	—		— *	—		—	*	— *	—	*

Total dividends and distributions	(0.012)		(0.009)	—	*	—	*	(0.001)	(0.030)

Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Investment Return (a)	1.23%		0.92%	0.00%		0.00%		0.15%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44.6		$60.9	$79.9		$120.2		$157.9	$148.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	1.25%		1.31%		1.89%	1.91	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.38	% (b)	2.27%	1.91%		1.92%		1.96%	1.91	% (f)
Net investment income	2.45	% (b)	0.85%	0.01%		—	†	0.14%	2.78%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Calculations are based on the average daily number of shares outstanding.

(d)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

(e)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

†	Amount is less than 0.005%.

See Notes to Financial Statements.

Financial Highlights (Unaudited)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Strategic Partners Money Market Fund — Class X (e)
	Six Months Ended April 30, 2006		Year Ended October 31,
			2005	2004		2003 (c)		2002 (c)		2001 (c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income From Investment Operations:
Net investment income	0.012		0.009	—	*	—	*	0.001		0.030
Net realized and unrealized gain (loss) on investments	—	*	— *	—	*	—	*	—	*	—	*

Total from investment operations	0.012		0.009	—	*	—	*	0.001		0.030

Less Dividends and Distributions:
Dividends from net investment income	(0.012)		(0.009)	—	*	—	*	(0.001)		(0.030)
Distributions from net realized gains	—		— *	—		—	*	—	*	—	*

Total dividends and distributions	(0.012)		(0.009)	—	*	—	*	(0.001)		(0.030)

Net Asset Value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Investment Return (a)	1.23%		0.92%	0.00	% (d)	0.00	% (d)	0.15	% (d)	3.09	% (d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.0		$13.8	$16.8		$24.9		$32.6		$30.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.01	% (b)	2.00%	1.25%		1.30%		1.89%		1.91	% (f)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.38	% (b)	2.27%	1.91%		1.92%		1.96%		1.91	% (f)
Net investment income	2.45	% (b)	0.88%	0.01%		—	†	0.14%		2.95%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.

(b)	Annualized.

(c)	Calculations are based on the average daily number of shares outstanding.

(d)	Total return for Class X shares does not reflect the payment of bonus shares.

(e)	For the periods ended 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).

(f)	Includes commissions received by American Skandia Marketing, Incorporated under the Fund’s Supplemental Distribution Plan. The Supplemental Distribution Plan was terminated by the Board of Directors of the Fund effective June 27, 2001.

*	Amount is less than $0.005.

†	Amount is less than 0.005%.

See Notes to Financial Statements.

Supplemental Proxy Information

Strategic Partners Mutual Funds, Inc.: Proxy Results to be Included in 5/30/06 Shareholder Report

1.	To approve a Plan of Reorganization whereby all of the assets and liabilities of Strategic Partners Technology Fund will be transferred to, and assumed by, Jennison U.S. Emerging Growth Fund, Inc. (Jennison Fund), in exchange for shares of the Jennison Fund and the cancellation of all of the shares of Strategic Partners Technology Fund.

Shareholder Meeting Date: May 19, 2006

Voting Results:

For:	2,407,718
Against:	87,178
Abstain:	87,844

2.	To approve a Plan of Reorganization whereby all of the assets and liabilities of Strategic Partners Managed OTC Fund will be transferred to, and assumed by, Jennison Fund, in exchange for shares of the Jennison Fund and the cancellation of all of the shares of Strategic Partners Managed OTC Fund.

Shareholder Meeting Date: May 19, 2006

Voting Results:

For:	4,317,579
Against:	145,647
Abstain:	236,011

See Notes to Financial Statements.

Approval of Advisory Agreement

The Board of Directors (the “Board”) of Strategic Partners Mutual Funds, Inc. (the “Company”) oversees the management of each of the Company’s Funds, and, as required by law, is responsible for the approval of each Fund’s investment advisory agreements. At a meeting held on March 9, 2006, the Board met and approved a new investment subadvisory agreement for the Strategic Partners High Yield Bond Fund (the “Fund”). The material factors and conclusions that formed the basis for the Directors’ determinations to approve the agreement are discussed separately below.

Pursuant to recommendations from Prudential Investments LLC and American Skandia Investment Services, Inc. (collectively “PI”), the Board approved a new investment subadvisory agreement with Pacific Investment Management Company LLC (“PIMCO”). PI recommended that the Board approve PIMCO as an additional subadvisor to join the Fund’s existing subadvisor, Goldman Sachs Asset Management, L.P. (“GSAM”). PI recommended the addition of PIMCO to provide the Fund with an alternative portfolio structure that is expected to provide greater flexibility in managing the Fund’s cash flows.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by GSAM under the current subadvisory agreement and those that would be provided to the Fund by PIMCO under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisor and PIMCO are each required to provide day-to-day portfolio management services and comply with all Company policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of PIMCO’s portfolio management team. The Board had previously met in person with representatives of PIMCO and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to PIMCO’s organizational structure, senior management, investment operations, and other relevant information pertaining to PIMCO. The Board noted that it received favorable compliance reports from the Company’s Chief Compliance Officer (CCO) as to PIMCO, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire PIMCO.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Fund by PIMCO and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by PIMCO would likely be high.

Performance of the Fund

Because PIMCO would be a new subadvisor to the Fund, the Board did not have a performance record to evaluate PIMCO’s performance as a subadvisor to the Fund.

The Board did receive and consider information regarding the performance of other investment companies managed by PIMCO utilizing an investment style and strategy similar to that proposed for the Fund.

Investment Subadvisory Fee Rate

The Board considered the proposed subadvisory fee rate payable by PI to PIMCO under the proposed new subadvisory agreement. The Board also considered the fee rate payable to PIMCO by other funds with investment objectives similar to that of the Fund. The Board noted that the subadvisory fee payable to PIMCO, equal to 0.25% annually of the portion of the Fund’s assets subadvised by PIMCO, would not impact Fund shareholders directly because those fees are payable

Strategic Partners Mutual Funds, Inc.	219

Approval of Advisory Agreement (continued)

by PI and there would be no change to the investment advisory fee rate payable by the Fund to PI. As a result of the above considerations, the Board concluded that PIMCO’s proposed subadvisory fee rate under the new subadvisory agreement was reasonable. The Board noted that the subadvisory fee payable to GSAM, which is also paid by PI and not directly by the Fund, is equal to 0.30% annually of the portion of the Fund’s assets subadvised by GSAM.

Subadvisor’s Profitability

Because PIMCO had not previously served as a subadvisor to the Fund, there was no profitability data for the Board to consider.

Economies of Scale

The Board considered information about the potential of PI and PIMCO to experience economies of scale as the Fund grows in size. The Board noted that although neither PIMCO’s nor GSAM’s subadvisory fee rate for the Fund contained breakpoints, the Fund’s advisory fee rate contained breakpoints, and accordingly reflected the potential for the Fund to share with PI in economies of scale.

Other Benefits to the Subadvisor or Its Affiliates from Serving as Subadvisor

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Fund. The Board concluded that such potential benefits to be derived by PIMCO might include access to additional research resources and reputational benefits, which were consistent with those generally derived by subadvisors to mutual funds.

220	Visit our website at www.strategicpartners.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING

The Board of Directors of the Funds has delegated to the Funds’ investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer •Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

CO-MANAGERS	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

	American Skandia Marketing, Inc.	One Corporate Drive Shelton, CT 06484

INVESTMENT SUBADVISORS	AllianceBernstein, L.P.	1345 Avenue of the Americas New York, NY 10105

	American Century Investment Management, Inc.	4500 Main Street Kansas City, MO 64111

	The Dreyfus Corporation	200 Park Avenue New York, NY 10166

	Goldman Sachs Asset Management, L.P.	32 Old Slip New York, NY 10005

	Marsico Capital Management, LLC	1200 Seventeenth Street Suite 1300 Denver, CO 80202

	Neuberger Berman Management Inc.	605 Third Avenue New York, NY 10158

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	ProFund Advisors LLC	7501 Wisconsin Avenue Bethesda, MD 20814

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Transamerica Asset Management LLC	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

	T. Rowe Price Associates, Inc.	100 East Pratt Street Baltimore, MD 21202

	William Blair & Company, L.L.C.	222 West Adams Street Chicago, IL 60606

DISTRIBUTORS	American Skandia Marketing, Incorporated	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

SUBACCOUNTING AGENT	PFPC Inc.	103 Bellevue Parkway Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners Mutual Funds, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mutual Funds, Inc.

MFSP601E2    IFS-A120476    Ed. 06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.